    As filed with the Securities and Exchange Commission on February 26, 2003
                                                     Registration Nos. 333-90449
                                                                   and 811-09667

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-6

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 3                   [X]
                                       and
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY           [ ]
                                   ACT OF 1940
                                 Amendment No. 3                        [X]

                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                 ----------------------------------------------
                           (Exact Name of Registrant)

                    Canada Life Insurance Company of America
                    ----------------------------------------
                               (Name of Depositor)

               6201 Powers Ferry Road, N.W. Atlanta, Georgia 30339
               ---------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (800) 232-1335

Name and Address of Agent for Service:           Copy to:

Craig R. Edwards, Esq.                           Mary Jane Wilson-Bilik, Esq.
Chief Legal Counsel                              Sutherland Asbill & Brennan LLP
Canada Life Insurance Company of America         1275 Pennsylvania Avenue, N.W.
6201 Powers Ferry Road, N.W.                     Washington, DC  20004-2415
Atlanta, Georgia 30339


                                ---------------

                 Approximate date of proposed public offering:
   As soon as practicable after effectiveness of this registration statement.

                                ---------------

It is proposed that this filling will become effective (check appropriate box):

        [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ]     on ____________ pursuant to paragraph (b) of Rule 485
        [ ]     60 days after filing pursuant to paragraph (a) of Rule 485
        [X]     on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485

                                ---------------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable life policies.

--------------------------------------------------------------------------------
                                    Prestige
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    Issued by
                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                       and
                    CANADA LIFE INSURANCE COMPANY OF AMERICA

           Home Office                              Variable Life Service Center
  6201 POWERS FERRY ROAD, N.W.                             P.O. BOX 105662
        ATLANTA, GA 30339                              ATLANTA, GA 30348-5662
         1-800-232-1335

--------------------------------------------------------------------------------



        PROSPECTUS
                MAY 1, 2003


This prospectus describes an individual, flexible premium variable universal life insurance policy (the Policy) issued by Canada Life Insurance Company of America (we, our, us, or the Company). The Policy offers lifetime insurance protection, with a life insurance benefit payable if the insured dies while the Policy is in effect.

This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. REPLACING ANY EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. AND IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR TO MAINTAIN THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY.

Your Policy allows you to choose how you want to invest net payments. You have the option to choose from 28 Subaccounts and the Fixed Account. Money you put in a Subaccount is invested exclusively in a single portfolio that is managed by a professional investment adviser. Your investments in the portfolios through the Subaccounts are not guaranteed and involve varying degrees of risk. Money you direct to the Fixed Account earns interest at an annual rate guaranteed by us not to be less than 4%.

A prospectus for each of the portfolios available through the Subaccounts of this Policy must accompany this prospectus. Please read these documents before investing and save them for future reference.

The portfolios available through this Policy are:
    -   THE ALGER AMERICAN FUND
        Growth Portfolio
        Leveraged Allcap Portfolio
        Midcap Growth Portfolio
        Small Capitalization Portfolio

    BERGER INSTITUTIONAL PRODUCTS TRUST
    -   International Fund

    -   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

    -   DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
        Appreciation Portfolio
        Growth and Income Portfolio

    - FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (INITIAL CLASS) Asset Manager(SM) Portfolio
        Contrafund(R) Portfolio
        Growth Portfolio
        Growth Opportunities Portfolio
        High Income Portfolio
        Index 500 Portfolio
        Investment Grade Bond Portfolio
        Money Market Portfolio
        Overseas Portfolio

    -   GOLDMAN SACHS VARIABLE INSURANCE TRUST
        Capital Growth Fund
        Core(SM) U.S. Equity Fund
        Growth and Income Fund

    -   LEVCO SERIES TRUST
        Equity Value Fund

    -   THE MONTGOMERY FUNDS III
        Emerging Markets Fund

    -   SELIGMAN PORTFOLIOS, INC. (CLASS 1)
        Communications and Information Portfolio (Class 1)
        Frontier Portfolio (Class 1)
        Global Technology Portfolio (Class 2)
        Small-Cap Value Portfolio (Class 2)

    -   VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Emerging Markets Fund
        Worldwide Real Estate Fund

================================================================================
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

INVESTMENT RISK -- Your Policy Value will vary according to the investment performance of the portfolio(s) in which you invest, the Policy charges we deduct from your Policy Value, and the payments you make to the Subaccounts and the Fixed Account. You bear investment risk on amounts you allocate to the Subaccounts. You may be required to pay additional payments to keep the Policy in force. The Policy is not suitable for short-term investment because the surrender charge is considerable.

LOANS AND WITHDRAWALS - You may borrow against or withdraw money from this Policy, within limits. Loans and withdrawals reduce the Policy's life insurance benefit and cash surrender value, and increase your risk that the Policy will lapse without value. If your Policy lapses while loans are outstanding, you will have no Policy Value and you will likely have to pay a significant amount in additional taxes.

PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS:

-   ARE NOT GUARANTEED TO PROVIDE ANY BENEFITS;

-   ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

- ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF A BANK AND ARE NOT BANK GUARANTEED; AND

- ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED, TAX RISKS AND POLICY LAPSE.

The date of this Prospectus is May 1, 2003

TABLE OF CONTENTS
================================================================================

Policy Benefits/Risks Summary...........................1
Policy Benefits.........................................1
   The Policy in General................................1
   Net Payments.........................................1
   Variable Death Benefit...............................2
   Surrender and, Partial Withdrawals...................2
   Transfers............................................3
   Loans................................................3
   No-Lapse Guarantee...................................1
   Supplemental Benefits and Riders.....................3
   Personalized Illustration............................3
Policy Risks............................................4
   Investment Risk......................................4
   Risk of Policy Lapse.................................4
   Tax Risks............................................4
   Surrender and Partial Withdrawal Risks...............5
   Loan Risks...........................................5
Portfolio Risks.........................................5
Fee Table...............................................6
The Policy.............................................14
   Purchasing a Policy.................................14
   Applying for a Policy...............................14
   When Insurance Coverage Takes Effect................14
   Canceling a Policy (Right to Examine Period)........14
   State Variations....................................15
   Ownership Rights....................................15
   Modifying the Policy................................15
   Other Policies......................................16
Net Payments...........................................16
   Allocating Net Payments.............................18
   Net Payments Before the Date of Issue...............18
   Net Payments During the Right to Examine Period.....18
Policy Values..........................................19
   Policy Value........................................19
   Cash Surrender Value................................19
   Subaccount Value....................................19
   Unit Value..........................................20
   Fixed Account Value.................................20
Death Benefit..........................................20
   Death Benefit On or Before the Final Payment Date...21
   Death Benefit After the Final Payment Date..........21
   Base Death Benefit Options..........................21
   Minimum Death Benefit...............................22
   Changing Death Benefit Options......................22
   Selecting and Changing the Face Amount..............23
   Payment Options.....................................24
Loans..................................................25
   Repayment of the Outstanding Loan...................26
   Effect of a Policy Loan on the Policy...............26
Surrenders and Partial Withdrawals.....................27
   Surrenders..........................................27
   Partial Withdrawals.................................27
   Postponement of Payments............................28
Transfers..............................................29
Conversion Rights Following the Date of Issue
    or Increase in Face Amount.........................30
Telephone, Facsimile, and E-mail Requests..............30
Policy Lapse, Loan Foreclosure, and Reinstatement......31
   Lapse...............................................31
   Loan Foreclosure....................................32
   Reinstatement.......................................32
The Company and the Fixed Account......................33
   Canada Life Insurance Company of America............33
   The Fixed Account...................................33
The Variable Account and the Portfolios................34
   The Variable Account................................34
   The Portfolios......................................35
   Voting Portfolio Shares.............................37
Charges and Deductions.................................37
   Payment Expense Charge..............................38
   Monthly Deduction...................................38
   Surrender Charge....................................40
   Partial Withdrawal Charge...........................41
   Transfer Charge.....................................41
   Processing Charge...................................42
   Loan Charge.........................................42
   Portfolio Expenses..................................42
Federal Tax Considerations.............................42
   Tax Treatment of Policy Benefits....................43
Supplemental Benefits and Riders.......................46
Illustrations..........................................47
Sale of the Policies...................................48
Legal Proceedings......................................49
Financial Statements...................................49
Death Benefit Options 1 and 2--Guideline Net
    Payment Test.......................................53
Maximum Monthly Expense Charges........................54
Calculation of Maximum Surrender Charges...............57
Statement of Additional Information Table of
    Contents...........................................59

POLICY BENEFITS/RISKS SUMMARY
================================================================================

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A GLOSSARY AT THE END OF THIS PROSPECTUS THAT DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                 POLICY BENEFITS

THE POLICY IN GENERAL

- TAX-DEFERRED ACCUMULATION: The Canada Life Prestige is a flexible premium variable life insurance policy. The Policy offers lifetime insurance protection, with a death benefit payable if the insured dies while the Policy is in effect. The Policy also provides the opportunity for tax-deferred accumulation of Policy Value. Your Policy Value will increase or decrease depending on the investment performance of the Subaccounts, the payments you make, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (loans, withdrawals, transfers) on your Policy Value.

- FIXED CONDITIONAL INSURANCE: If you make an initial payment with your application of at least one minimum monthly payment, we will generally provide you with fixed conditional insurance during the underwriting process.

- FIXED ACCOUNT: You may place money in the Fixed Account where it earns at least 4.00% annual interest. We may declare higher rates of interest, but are not obligated to do so. The Fixed Account is part of our general account.

- VARIABLE ACCOUNT: You may direct the money in your Policy to any of the Subaccounts of the Variable Account. Each Subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in each Subaccount is subject to investment risk (that is, it may increase or decline in value) and its value will vary each valuation day according to the investment performance of the portfolio in which each Subaccount invests.

NET PAYMENTS

- FLEXIBLE PAYMENTS: After you pay the minimum initial payment, you can make additional payments at any time while the insured is alive and the Policy is in force, and before the final payment date. You may pay total net payments up to the maximum payment limits that apply to your Policy. PLEASE CONTACT OUR VARIABLE LIFE SERVICE CENTER OR YOUR AGENT TO LEARN MORE ABOUT YOUR NET PAYMENT LIMITS. You may select a payment plan to pay planned periodic payments. Making scheduled payments will not guarantee that your Policy will stay in force, except as otherwise provided under the no-lapse guarantee of this Policy. You may also choose to have payments automatically deducted monthly from your bank account or other source under our automatic payment plan.

- MINIMUM MONTHLY PAYMENTS: You increase your risk of lapse if you do not regularly make payments that are at least as large as the current minimum monthly payment, shown on your Policy Details page. Under certain circumstances, extra payments may be required to prevent lapse.

- RIGHT TO EXAMINE PERIOD: You have the right to examine this Policy and if not satisfied, you may return the Policy to our Variable Life Service Center or to one of our representatives before the end of your free look period and receive a refund. Your right to examine period begins on the day you receive your Policy and generally lasts 10 days. We will mail a refund to you within 7 days after our receipt of the returned Policy. The amount of your refund will depend on whether your state requires a full refund of payments or a refund the Policy Value.

NO-LAPSE GUARANTEE

- We guarantee that your Policy will not lapse for the length of the Minimum Payment Period (48 Policy Months from the Date of Issue or an increase in face amount), so long as you meet certain conditions. For this guarantee to stay in force, we require that, on each monthly processing date, you have paid total net payments

    (MINUS any outstanding loan, and MINUS ANY partial withdrawals and partial withdrawal charges) that equal or exceed the sum of the minimum monthly payments in effect for each month from the Date of Issue and/or an increase in face amount up to and including the current monthly processing date.

- We may increase the amount of your minimum monthly payment if you receive a change in your underwriting classification, change your face amount, or if you add or change a rider.

VARIABLE DEATH BENEFIT

If the insured dies while the Policy is in force, we will pay the death benefit to the beneficiary. The amount of the death benefit depends upon the face amount of insurance you select, as well as the death benefit option and any riders in effect on the date of the insured's death. Before paying the beneficiary, we will reduce the death benefit by any outstanding loan and unpaid charges.

- CHOICE AMONG THREE DEATH BENEFIT OPTIONS. You may choose one of the three death benefit options under the Base Policy when you apply for the Policy. We offer the following:

    - DEATH BENEFIT OPTIONS 1 AND 3: The base death benefit is equal to the greater of: (1) the face amount (which is the amount of insurance you select); OR (2) the minimum death benefit.

    - DEATH BENEFIT OPTION 2: The base death benefit is equal to the greater of: (1) the face amount PLUS the Policy Value on the date of the insured's death; or (2) the minimum death benefit.

    - The chosen death benefit will affect the amount of the death benefit and the monthly deductions from the Policy, among other things. The death benefit option will also affect the amount and frequency of the net payments you must make to keep the Policy in force and the maximum payments you may pay under the Policy.

- CHOICE OF TAX TESTS. The Policy allows you to choose between two tax tests: the Guideline Premium Test (Death Benefit Options 1 and 2) and the Cash Value Accumulation Test (Death Benefit Option 3). Your election may affect the amount of the death benefit and the monthly deduction. There are two main differences between the two tests. First, the Guideline Premium Test limits the amount of net payments you may pay into the Policy, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the minimum death benefit under the Guideline Premium Test are different from those under the Cash Value Accumulation Test. You may not change tests. YOU SHOULD CONSULT A TAX ADVISOR WHEN CHOOSING THE TAX TEST.

- DEATH BENEFIT. Under the Policy, we will pay a death benefit to the beneficiary if the insured dies while this Policy is in force.

    - If the insured dies on or before the final payment date, the death benefit equals the base death benefit in effect on the insured's date of death, plus any additional death benefits provided by any rider(s) you selected, minus any outstanding loan and any unpaid monthly deduction.

    - After the final payment date, the death benefit is calculated differently.

SURRENDER AND PARTIAL WITHDRAWALS

- Your Policy may develop net cash values that you can access at any time prior to the death of the insured, or the final payment date, if earlier.

- SURRENDER: At any time while the Policy is in force and the insured is living, you may submit a written request to surrender the Policy for its cash surrender value. Surrender charges may apply. A surrender may have tax consequences.

- PARTIAL WITHDRAWALS: After the first Policy Year, you may submit a written request to withdraw part of the cash surrender value, subject to certain limitations. Each partial withdrawal must be at least $200. Charges may apply. Partial withdrawals may have tax consequence and may decrease your Policy's face amount.

TRANSFERS

- TRANSFERS: Before the final payment date while the insured is still living and the Policy is in force, you may transfer amounts between the Fixed Account and the Subaccounts or among the Subaccounts, within limits. Currently, you will not be charged for the first 12 transfers in a Policy Year. We may charge up to $25 for each additional transfer during a Policy Year.

    - DOLLAR COST AVERAGING AND ACCOUNT REBALANCING. We offer both services with this Policy.

LOANS

- LOANS: You may borrow up to 90.00% of the (Policy Value minus any surrender charges) minus any outstanding loan balance as of the date of the loan. Two types of loans may be available to you:

    - STANDARD LOAN. A standard loan option is always available to you. We will charge interest daily on the amount of the loan at a current annual rate of 4.80%. This current rate of interest may change, but is guaranteed not to exceed 6.00%. However, we also will credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a standard loan is 4.00%.

    - PREFERRED LOAN. A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of the outstanding loan that is attributable to earnings on your Policy Value. We will charge interest daily on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy Value securing a preferred loan is 4.00%.

- THERE ARE RISKS ASSOCIATED WITH POLICY LOANS. There is a risk that the Policy may lapse, if you do not repay the outstanding loan. LOANS MAY HAVE TAX CONSEQUENCES. PLEASE CONSULT A TAX ADVISER BEFORE BORROWING AGAINST ANY OF THE POLICY VALUE.

SUPPLEMENTAL BENEFITS AND RIDERS

- We offer several optional insurance benefits and riders that provide supplemental benefits under the Policy. We generally deduct any monthly charges for these options and riders from Policy Value as part of the monthly deduction. Your agent can help you determine whether any of these options and riders is suitable for you. These riders may not be available in all states. Among the available riders are:

    - ACCELERATED DEATH BENEFIT RIDER. Under the Accelerated Death Benefit Rider, you may receive part of the death benefit before the insured dies if the insured becomes terminally ill or is permanently confined to a nursing home. This rider may be elected at any time for no charge.

    - GUARANTEED DEATH BENEFIT RIDER. Under the Guaranteed Death Benefit Rider, (i) we guarantee that your Policy will not lapse, regardless of the performance of the Subaccounts, provided certain conditions are met, and (ii) you will receive a guaranteed death benefit (minus any unpaid charges or outstanding loan on the insured's date of death) after the final payment date. This rider may be elected only at issue and, once terminated, may not be reinstated. In order to maintain the rider, a certain level of net payments must be made. Certain transactions (preferred loans and partial withdrawals after the final payment date) will result in the termination of the rider.

    - TERM LIFE INSURANCE RIDER. Under the Term Life Insurance Rider, we supplement the death benefit under the Base Policy (the Policy without any supplemental riders) upon the insured's death. Subject to certain conditions, this rider may enable you to receive a minimum death benefit, even if your Policy Value declines due to the poor investment performance of the Subaccounts you have selected. This rider will terminate without value on the final payment date.

PERSONALIZED ILLUSTRATION

You will [may] receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances (your age, gender and underwriting class). These hypothetical illustrations may help you to understand the long-term effects on your Policy Value and death benefit of different levels of investment performance on your Policy Value and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of net payments accumulated with interest and demonstrate that the cash surrender value may be low (compared to the net payments made plus accumulated interest) if you surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash surrender value.

                                  POLICY RISKS

RISK OF POOR INVESTMENT PERFORMANCE

If you invest your Policy Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Subaccounts will be unfavorable and that the Policy Value will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional net payments. In addition, we deduct Policy fees and charges from your Policy Value, which can significantly reduce your Policy Value in the Subaccounts and the Fixed Account. During times of declining investment performance, the deduction for charges based on the net amount at risk could accelerate and further reduce your Policy Value in the Subaccounts and the Fixed Account. If you allocate net payments to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4.00%.

INCREASE IN CURRENT FEES AND EXPENSES

Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of payments to keep the Policy in force.

RISK OF POLICY LAPSE

Your Policy will generally lapse (that is, terminate without value) during the Minimum Payment Period if either: (1) your loan forecloses, or (2) both the Policy Value minus any outstanding loan is less than the amount needed to pay the next monthly deduction plus loan interest accrued, and the payment requirements of the Minimum Payment Period are not met. After the Minimum Payment Period, your Policy will lapse if either (1) your loan forecloses; or
(2) your Policy Value, minus any outstanding loan, on a monthly processing date is insufficient to pay the monthly deduction due plus loan interest accrued. If this situation occurs, your Policy will be in default and you must pay a specified amount of new net payments to prevent your Policy from lapsing.

Your Policy generally will not lapse: (1) during the Minimum Payment Period, if you meet the payment conditions (unless you have a loan that is foreclosed); (2) if you purchase a Guaranteed Death Benefit Rider and meet the conditions of the rider; or (3) if your Policy is in default and you make a timely payment which, after deduction of the payment expense charge, will cover three monthly deductions or three minimum monthly payments (if lesser than 3 monthly deductions and during the Minimum Payment Period). You may reinstate a lapsed Policy, subject to certain conditions. A POLICY LAPSE MAY HAVE ADVERSE TAX CONSEQUENCES.

The risk of lapse will likely be increased by partial withdrawals, Policy loans, any increase in face amount, any increases in current cost of interest rates, and any unfavorable investment performance of the Subaccounts.

You should periodically review your Policy to make sure that it is performing as expected and to determine whether you should adjust the amount or frequency of your payments, or, if applicable, reduce the outstanding loan by repaying some or all of the Policy's outstanding loan.

TAX RISKS

We anticipate that the Policy should generally qualify as a life insurance contract under Federal tax law. However, if your Policy is issued on a substandard or guaranteed issue basis, there is some risk that your Policy will not be treated as a life insurance policy under Federal tax law, particularly if you pay the full amount of net payments permitted under the Policy. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy's cash value will be taxed currently. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be subject to Federal income tax on the Policy Value in most instances.

However, if your Policy lapses while you have an outstanding loans, the outstanding loan will be treated as income, and you will likely be required to pay Federal income tax on the amount of the outstanding loan.

Death benefits payable under the Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay Federal income tax on the death benefit, although other taxes, such as estate taxes, may apply. Depending on the total amount of net payments you make, the Policy may be treated as a modified endowment contract (MEC) under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions (such as withdrawals) generally will be treated first as a return of your investment in the Policy and then as taxable income. Moreover, standard loans will generally not be treated as distributions, but the tax treatment of preferred loans is uncertain. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax. YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

SURRENDER AND PARTIAL WITHDRAWAL RISKS

If you take a partial withdrawal or surrender during the first 9 Policy Years after the Date of Issue or the effective date of any increase in the face amount, you must pay surrender charges. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE.

Partial withdrawals are not permitted during the first Policy Year. We will reduce the face amount by the amount of the partial withdrawal if Death Benefit Options 1 or 3 are in effect. A SURRENDER MAY HAVE ADVERSE TAX CONSEQUENCES.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Policy Value over time. This will occur because we subtract the amount of the loan from the Subaccounts and/or Fixed Account as collateral, and hold it in the Fixed Account. This loan collateral does not participate in the investment performance of the Subaccounts, and it will not be credited with any higher current interest rates available to the Fixed Account. In addition, we will reduce the amount of the death benefit we pay on the insured's death by the amount of any outstanding loan. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, you will generally have to pay a significant amount of Federal income taxes on the amount of the outstanding loan. If you take a preferred loan after the final payment date, the Guaranteed Death Benefit Rider on the Policy will terminate. A LOAN MAY HAVE ADVERSE TAX CONSEQUENCES.

Loan interest is charged on the outstanding loan, and if not paid in cash is added to the outstanding loan. Therefore, over time, your outstanding loan will increase, unless you make a loan repayment. In addition, your Policy will automatically go into the grace period if the Policy Value less the outstanding loan is less than the amount needed to make a monthly deduction on a monthly processing date, even when the Monthly Payment Period is in effect. The Policy will lapse without value unless you make sufficient additional payments by the end of the grace period.

                                 PORTFOLIO RISKS

A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLE
================================================================================

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics described below. These charges may not represent the charges you will pay.

The first table describes the fees and expenses that you will pay at the time when you make net payments, take cash withdrawals, surrender the Policy, increase the face amount or transfer Policy Value among the Subaccounts and the Fixed Account.

-----------------------------------------------------------------------------------------------------------------------------
                                                        TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
           CHARGE                 WHEN CHARGE IS          AMOUNT DEDUCTED - MAXIMUM          AMOUNT DEDUCTED - CURRENT
                                     DEDUCTED                GUARANTEED CHARGE(1)                      CHARGE(1)
---------------------------------------------------------------------------------------------------------------------------

PAYMENT EXPENSE CHARGE         Upon payment of each        6.00% of each payment,             6.00% of each payment,
                                     payment            consisting of the following:       consisting of the following:
---------------------------------------------------------------------------------------------------------------------------
                               Upon payment of each
     Front-end Sales Load            payment                3.00% of each payment              3.00% of each payment
---------------------------------------------------------------------------------------------------------------------------
     Payment Tax Charge        Upon payment of each         2.00% of each payment              2.00% of each payment
                                     payment
---------------------------------------------------------------------------------------------------------------------------
     Deferred Acquisition      Upon payment of each         1.00% of each payment              1.00% of each payment
     Cost ("DAC Tax") Charge         payment
---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE ON INITIAL      Upon surrender,
FACE AMOUNT (2)

-   Minimum Charge(3)          decrease in initial     $___ per $1,000 of face amount     $___ per $1,000 of face amount
                                 face amount, or          during first Policy Year           during first Policy Year
-   Maximum Charge(4)            certain partial
                                withdrawals during     $___ per $1,000 of face amount     $___ per $1,000 of face amount
-   Charge for a[45 year        the first 9 Policy        during first Policy Year           during first Policy Year
    old, male, preferred             Years(5)
    insured in the first                               $___ per $1,000 of face amount     $___ per $1,000 of face amount
    Policy Year]                                          during first Policy Year           during first Policy Year
---------------------------------------------------------------------------------------------------------------------------

-----------------------------
(1) We may use rates lower than the maximum guaranteed charge. Current charges are the fees and rates currently in effect. Any change in current charges will be prospective and will not exceed the maximum guaranteed charge.

(2) The surrender charge will vary based on the age, sex and underwriting class of the insured. The surrender charge shown in the table may not represent the charges you will pay. Your Policy Details page will indicate the surrender charges applicable to your Policy. You can obtain more detailed information concerning the surrender charges you would pay from our Variable Life Service Center. The surrender charge decreases every Policy Year until it reaches zero by the beginning of the tenth Policy Year after the Date of Issue or date of face amount increase.

(3) This minimum charge is based on an insured with the following characteristics: [Female age 10.]

(4) This maximum charge is based on an insured with the following characteristics: [Male Tobacco age 85.]

(5) If Death Benefit Options 1 or 3 are in effect, we will assess a surrender charge on each partial withdrawal that is equal to a proportional amount of the reduction in the face amount due to the partial withdrawal. No surrender charges are assessed on a preferred partial withdrawal.

-----------------------------------------------------------------------------------------------------------------------------
                                                        TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------
           CHARGE                 WHEN CHARGE IS          AMOUNT DEDUCTED - MAXIMUM          AMOUNT DEDUCTED - CURRENT
                                     DEDUCTED                GUARANTEED CHARGE(1)                      CHARGE(1)
-----------------------------------------------------------------------------------------------------------------------------

SURRENDER CHARGE ON              Upon surrender,        $___ per $1000 of face amount      $___ per $1000 of face amount
INCREASES IN FACE AMOUNT(1)        decrease in          during first year after increase   during first year after increase
                                 subsequent face
-   Minimum Charge(6)           amount increases, or    $___ per $1000 of face amount      $___ per $1000 of face amount
                                  certain partial       during first year after increase   during first year after increase
-   Maximum Charge(7)           withdrawals taken 9
                              years from the date of
-   Charge for a [45            any increase in the     $___ per $1000 of face amount      $___ per $1000 of face amount
    year old, male,                 face amount         during first year after increase   during first year after increase
    preferred insured in
    the first year after
    increase]
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER FEES                     Upon transfer         First 6 transfers in a Policy      First 12 transfers in a Policy
                                                         Year are free, $25 for each         Year are free, $10 for each
                                                             subsequent transfer                 subsequent transfer
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL CHARGE          Upon partial         2.00% of the amount withdrawn,     2.00% of the amount withdrawn,
                                    withdrawal            not to exceed $25 plus (if         not to exceed $25 plus (if
                                                        Options 1 or 3 are in effect, a    Options 1 or 3 are in effect, a
                                                           proportional amount of a           proportional amount of a
                                                        surrender charge on the amount     surrender charge on the amount
                                                        of the partial withdrawal that     of the partial withdrawal that
                                                         exceeds the preferred partial      exceeds the preferred partial
                                                              withdrawal amount)                 withdrawal amount)
-----------------------------------------------------------------------------------------------------------------------------
PROCESSING CHARGE                 Upon change of                     $25                                $0
                                    allocation
                               instructions for net
                               payments, or of the
                                monthly deduction;
                                   providing a
                                   hypothetical
                                 illustration; or
                               printing a duplicate
                                      Policy
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------
(6) This minimum charge is based on an insured with the following characteristics: Female age 10.

(7) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 85.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
        CHARGE                       WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED - MAXIMUM             AMOUNT DEDUCTED -
                                                                      GUARANTEED CHARGE(1)               CURRENT CHARGE(1)
------------------------------------------------------------------------------------------------------------------------------------
THE MONTHLY DEDUCTION CONSISTS    On each monthly processing
OF THE FOLLOWING CHARGES:                    date
------------------------------------------------------------------------------------------------------------------------------------
1.  COST OF INSURANCE(8)          On each monthly processing        $___ per $1000 of net             $___ per $1000 of net
(WITHOUT ANY EXTRA RATINGS)(9)   date until the final payment    amount at risk(12) per month        amount at risk per month
                                            date
-   Minimum Charge(10)                                              $___ per $1000 of net             $___ per $1000 of net
                                                                   amount at risk per month          amount at risk per month
-   Maximum Charge(11)
                                                                    $___ per $1000 of net             $___ per $1000 of net
-   Charge for a[45 year old,                                      amount at risk per month          amount at risk per month
    male, preferred insured]
------------------------------------------------------------------------------------------------------------------------------------
2.  MONTHLY MORTALITY AND         On each monthly processing       For first 120 months the      For first 120 months the Policy is
EXPENSE RISK CHARGE                         date                 Policy is in force, 0.60%         in force, 0.35% (annually) of
                                                                 (annually) of daily net asset      daily net asset value of each
                                                                  value of each Subaccount as    Subaccount as of the prior monthly
                                                                      of the prior monthly           processing date; then 0.10%
                                                                  processing date; then 0.30%           (annually) thereafter
                                                                     (annually) thereafter
------------------------------------------------------------------------------------------------------------------------------------
3.  MONTHLY ADMINISTRATIVE FEE     On each monthly processing                 $7.50                             $7.50
                                  date until the final payment
                                              date
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------
(8) Cost of insurance charges are based on the insured's issue age, sex, underwriting class, Policy year, and net amount at risk. Your cost of insurance rates will increase each year with the age of the insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Details page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges from the Variable Life Service Center and request a personalized illustration.

(9) Extra ratings are additional charges assessed on Policies insuring individuals considered to have higher mortality risks based on our underwriting standards guidelines.

(10) This minimum charge is based on an insured with the following characteristics: Female, preferred, age 18

(11) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 85. This maximum charge does not include any substandard table rating or flat extra charges for more risky underwriting classes.

(12) The net amount at risk equals the death benefit on the monthly processing date minus the Policy Value on the monthly processing date, calculated before the monthly deduction is taken.

------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
        CHARGE                       WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED - MAXIMUM             AMOUNT DEDUCTED -
                                                                      GUARANTEED CHARGE(1)               CURRENT CHARGE(1)
------------------------------------------------------------------------------------------------------------------------------------

4.  MONTHLY EXPENSE CHARGE(13)      On monthly processing date
                                      for the first ten years       $___ per $1000 of face           $___ per $1000 of face
-   Minimum Charge(14)               after Date of Issue or an         amount per month                 amount per month
                                      increase in face amount
-   Maximum Charge(15)                                              $0.88 per $1000 of face          $0.88 per $1000 of face
                                                                       amount per month                 amount per month
-   Charge for a [45 year old,
    male, preferred insured]                                        $___ per $1000 of face           $___ per $1000 of face
                                                                       amount per month                 amount per month
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(16)            Upon each Policy Anniversary     Standard Loan: 2.0% on the      Standard Loan: 0.8.% on the
                                    for the prior Policy Year(17)       outstanding loan not            outstanding loan not
                                                                      attributable to earnings         attributable to earnings
                                                                    Preferred Loan : 0.05% on        Preferred Loan : 0.0% on the
                                                                     the outstanding loan not            outstanding loan not
                                                                     attributable to earnings          attributable to earnings
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------
(13) The Monthly Expense Charge is a level 10-year charge based on the insured's age, gender and underwriting class on the Date of Issue (or on the date of face amount increase).

(14) This minimum charge is based on an insured with the following characteristics: Female age 10.

(15) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 65 and 66.

(16) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (which is currently 4.80% annually for a standard loan and 4.00% annually for a preferred loan, and guaranteed never to exceed 6.00% annually for a standard loan and 4.50% annually for a preferred loan) and the amount of interest we credit to the amount in your Loan Account (which is 4.00% annually for a standard loan and a preferred loan).

(17) While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of Policy lapse, surrender, or the insured's death.

------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
        CHARGE                       WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED - MAXIMUM             AMOUNT DEDUCTED -
                                                                      GUARANTEED CHARGE(1)               CURRENT CHARGE(1)
------------------------------------------------------------------------------------------------------------------------------------


OPTIONAL RIDER CHARGES:(18)
------------------------------------------------------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT RIDER     On the Monthly Processing       X% of Accelerated Death            X% of Accelerated Death
                                    Date following exercise of       Benefit Amount Paid. The          Benefit Amount Paid. The
-   Minimum Charge(19)                        Rider                 benefit is reduced by an          benefit is reduced by an
                                                                        actuarial discount          actuarial discount appropriate
-   Maximum Charge(20)                                             appropriate to the Policy to       to the Policy to which the
                                                                   which the rider is attached             rider is attached
-   Charge for a [45 year old,
    male, preferred insured]
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PAYMENT        On Date of Issue and on each
RIDER                               Policy Anniversary thereafter
                                                                     $___ per $1,000 of net             $___ per $1,000 of net
-   Minimum Charge(21)                                               amount at risk per month           amount at risk per month

-   Maximum Charge(22)                                               $___ per $1,000 of net             $___ per $1,000 of net
                                                                     amount at risk per month           amount at risk per month
-   Charge for a [45 year old,
    male, preferred insured]                                         $___ per $1,000 of net             $___ per $1,000 of net
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER        When rider is elected                   $25                                $25
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------
(18) Optional rider charges are added to the monthly deduction and may vary based on the insured's issue or actual age, sex, and underwriting class, Policy Year, face amount or net amount at risk. The rate of the charges may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy Details page or the specifications page(s) for the rider will indicate the rider charges applicable to your Policy. You can obtain more detailed information concerning these rider charges from our Variable Life Service Center.

(19) This minimum charge is based on an insured with the following characteristics: Female age 10.

(20) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 65 and 66.

(21) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS].

(22) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
        CHARGE                       WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED - MAXIMUM             AMOUNT DEDUCTED -
                                                                      GUARANTEED CHARGE(1)               CURRENT CHARGE(1)
------------------------------------------------------------------------------------------------------------------------------------

OTHER INSURED TERM INSURANCE        When rider is elected and on
RIDER                               each monthly processing day
                                           thereafter               $____ per $1,000 of rider       $____ per $1,000 of rider face
-   Minimum Charge(23)                                               face amount per month                amount per month

-   Maximum Charge(24)                                              $____ per $1,000 of rider       $____ per $1,000 of rider face
                                                                     face amount per month                amount per month
-   Charge for a 45 year old,
    male, preferred insured                                         $____ per $1,000 of rider       $____ per $1,000 of rider face
                                                                     face amount per month                amount per month
------------------------------------------------------------------------------------------------------------------------------------
TERM LIFE INSURANCE RIDER         When rider is elected and on
                                    each monthly processing day     $____ per $1,000 of rider       $____ per $1,000 of rider face
-   Minimum Charge(25)                     thereafter                face amount per month                amount per month

-   Maximum Charge(26)                                              $____ per $1,000 of rider       $____ per $1,000 of rider face
                                                                     face amount per month                amount per month
-   Charge for a 45 year old,
    male, preferred insured                                         $____ per $1,000 of rider       $____ per $1,000 of rider face
                                                                     face amount per month                amount per month
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------
(23) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

(24) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]. This maximum does not reflect any substandard table rating or flat extra charges for more risky underwriting classes.

(25) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

(26) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]. This maximum does not reflect any substandard table rating or flat extra charges for more risky underwriting classes.

The following table shows the portfolio fees and expenses that you will pay during the time that you own the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)

---------------------------------------------------------------------------------------------------------------
                                                                                 MINIMUM              MAXIMUM
                                                                                 -------              -------
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses                   [ ]%     -            [ ]%
that are deducted from Portfolio assets, including management fees,
12b-1 fees, and other expenses)
---------------------------------------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES AFTER CONTRACTUAL WAIVERS
AND REIMBURSEMENTS2 (expenses that are deducted from portfolio
assets, including management fees, 12b-1 fees, and other expenses)                 [ ]%     -            [ ]%
---------------------------------------------------------------------------------------------------------------

(1) The portfolio expenses used to prepare this table were provided to Canada Life by the fund(s). Canada Life has not independently verified such information.

(2) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio's investment adviser [OR ??] to reimburse or waive portfolio expenses until [DATE].

The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets):

--------------------------------------------------------------------------------------------------------------------------
                                                                                                GROSS           NET
                                                                                                TOTAL          TOTAL
                                                         MANAGEMENT     12b-1     OTHER        ANNUAL          ANNUAL
PORTFOLIO                                                   FEES        FEES     EXPENSES     EXPENSES     EXPENSES(1)(2)
                                                            ----        ----     --------     --------     --------------
--------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
     Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Leveraged Allcap Portfolio
--------------------------------------------------------------------------------------------------------------------------
     MidCap Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Small Capitalization Portfolio
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
     International Fund
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------------------------------------------------------------------
     Appreciation Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Growth and Income Portfolio
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND [(INITIAL
CLASS) (2)]
--------------------------------------------------------------------------------------------------------------------------
     Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
     High Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Money Market Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Overseas Portfolio
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                GROSS           NET
                                                                                                TOTAL          TOTAL
                                                         MANAGEMENT     12b-1     OTHER        ANNUAL          ANNUAL
PORTFOLIO                                                   FEES        FEES     EXPENSES     EXPENSES     EXPENSES(1)(2)
                                                            ----        ----     --------     --------     --------------
--------------------------------------------------------------------------------------------------------------------------
     Asset Manager(SM) Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Contrafund(R) Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Index 500 Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Investment Grade Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
     Growth Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
     Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------------
     Core(SM) U.S. Equity Fund
--------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
     Equity Value Fund
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
--------------------------------------------------------------------------------------------------------------------------
     Worldwide Emerging Markets Funds
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (CLASS 1)
--------------------------------------------------------------------------------------------------------------------------
     Communications and Information Portfolio
     (Class 1)
--------------------------------------------------------------------------------------------------------------------------
     Frontier Portfolio  (Class 1)
--------------------------------------------------------------------------------------------------------------------------
     Global Technology Portfolio (Class 2)
--------------------------------------------------------------------------------------------------------------------------
     Small Cap Value Portfolio (Class 2)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
     Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------
     Worldwide Real Estate Fund
--------------------------------------------------------------------------------------------------------------------------

    (1) [DESCRIBE CONTRACTUAL ARRANGEMENTS.]

    (2) For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been:

---------------------------------------------------------------------------------------------------------------
                                                                                                       NET
                                                                                                      TOTAL
                                                           MANAGEMENT      12b-1        OTHER        ANNUAL
PORTFOLIO                                                     FEES          FEES      EXPENSES      EXPENSES
                                                              ----          ----      --------      --------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

THE POLICY
================================================================================

PURCHASING A POLICY

To purchase a Policy, you must submit a completed application to us through one of our licensed insurance agents who is also a registered representative of Canada Life of America Financial Services, Inc. ("CLAFS"), the principal underwriter for the Policy or through one of our agents who has a selling arrangement with CLAFS.

The minimum initial amount of insurance coverage (or face amount) is [$50,000.] You may increase or decrease the face amount by written request before the final payment date within certain limits.

Generally, the Policy is available for insureds between issue ages 0-85.

REPLACING EXISTING INSURANCE. It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a surrender charge on your existing insurance, and this Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. Because we will not issue the Policy until we have received an minimum initial payment from your existing insurance company, the issuance of the Policy may be delayed.

APPLYING FOR A POLICY

After receiving your completed application, we will begin the underwriting process to decide the insurability of the proposed insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. [We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law. ]

In most cases, if you make an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on the age and underwriting class of the proposed insured. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. If death is by suicide during this coverage, we will return only the net payments made to us.

If you have made payments before we issue the Policy, even if no fixed conditional insurance is in effect, we will allocate the net payments to the Fixed Account [AND WE WILL CREDIT INTEREST AT THE THEN CURRENT FIXED ACCOUNT RATE]. If the Policy is not issued and accepted, we will return all payments to you without interest.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the application has been approved (or we receive your written consent to any changes to the application, if necessary), the proposed insured is alive and in the same condition of health as described in the application, and the minimum initial payment also has been paid. Full insurance coverage under the Policy will take effect on the Date of Issue. The Date of Issue is printed on the Policy Details page of your Policy. We use the Date of Issue to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to charge the monthly deduction from your Policy Value on the Date of Issue.

CANCELING A POLICY (RIGHT TO EXAMINE PERIOD)

INITIAL RIGHT TO EXAMINE PERIOD. You have the right to examine and cancel your Policy by returning the Policy to our Variable Life Service Center (or to one of our representatives) on or before 10 days after you receive the Policy. There may be longer periods in some jurisdictions. See the "Right to Examine" provision of your Policy. If you decide to cancel the Policy during the right to examine period, we will treat the Policy as if it were never issued. We will refund monies owed within 7 days after we receive the returned Policy at our Variable Life Service Center.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

        -   your entire payment; or

        - the Policy Value plus deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed.)

If you live in a state that requires us to return Policy Value, we will refund::

        - your Policy Value as of the date we receive the returned Policy, plus

        - any deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed).

We may postpone payment of the refund under certain conditions.

RIGHT TO EXAMINE PERIOD FOR INCREASE IN FACE AMOUNT. Similarly, after an increase in face amount, we will mail or deliver to you a new set of Policy Details pages for the increase. You will have the right to cancel the increase on or before 10 days after you receive the new set of Policy Details pages. There may be longer periods in some jurisdictions. If you cancel the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. We will waive any surrender charge computed for the increase.

STATE VARIATIONS

Any state variations in the Policy, and any endorsements and riders are described in a special form for use in that state. This prospectus provides a general description of the Policy. Your actual Policy and any endorsements and riders are the controlling documents. If you would like to receive a copy of your Policy and any of its endorsements and riders, contact the Variable Life Service Center.

OWNERSHIP RIGHTS

The Policy belongs to the person named as owner in the application (you), unless later changed. You are the insured unless you specify a different person or entity (which could include a trust, corporation, partnership, etc.) in the application as the insured or the Policyowner is changed thereafter. While the insured is living, you may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyowner are as follows:

        -   to appoint or change beneficiaries;

        -   to receive amounts payable before the death of the insured;

        - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

        -   to change the Policyowner of this Policy; and

        - to change the face amount of this Policy (you must obtain the insured's consent if you want to increase the face amount).

No appointment or change in appointment of a Policyowner will take effect unless you send (and we receive) a written request at the Variable Life Service Center. When we receive it, the request will take effect as of the date you signed it, subject to payment or other action taken by us before it was received.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president, secretary or chief actuary. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

        - to make the Policy or the Variable Account comply with any law (or regulation issued by a governmental agency) to which we are subject;

        - to assure continued qualification of the Policy as a life insurance contract under the Code or other Federal or state laws relating to variable life policies;

        -   to reflect a change in the operation of the Variable Account; or

        - to provide additional Variable Account and/or fixed accumulation options.

If we modify the Policy, we will make appropriate endorsements to the Policy.

OTHER POLICIES

We offer other variable life insurance policies and variable annuity policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and annuity policies through our affiliated company, The Canada Life Assurance Company. For more information about these policies, please contact our Variable Life Service Center or your agent.

NET PAYMENTS
================================================================================

FLEXIBLE PAYMENTS

You have the flexibility to determine the frequency and the amount of the payments you make. Unlike conventional insurance policies, you do not have to make your payments according to a rigid and inflexible schedule.

MINIMUM INITIAL PAYMENT

The minimum initial payment is the amount you must pay for full insurance coverage to begin. This amount is the only payment you are required to pay under this Policy. However, you greatly increase your risk of lapse if you do not regularly make payments according the Minimum Payment Period schedule.

MINIMUM MONTHLY PAYMENTS - NO LAPSE GUARANTEE

The minimum monthly payment is the monthly net payment amount you must pay in order for us to guarantee that your Policy will not lapse during the Minimum Payment Period. If, on each monthly processing date, the sum of all net payments you have paid, less any outstanding loan, partial withdrawals, and partial withdrawal charges, equals or exceeds the cumulative sum of minimum monthly payments in effect for each month from the Date of Issue up to and including to the monthly processing date, and/or the date of an increase in the face amount up to and including to the monthly processing date, then we guarantee that your Policy will not lapse during the Minimum Payment Period, unless your loan forecloses.

The Minimum Payment Period lasts for the first 48 Policy Months following the Date of Issue or an increase in face amount. To guarantee that your Policy will not lapse, the minimum monthly payments that you would have to pay could be significant.

If, during the Minimum Payment Period, you increase the face amount, receive a change in the insured's underwriting classification, or if you increase, add or delete a benefit rider, we will recalculate the minimum monthly payment and notify you of the new amount you must pay to provide you with a guarantee against lapse. The new minimum monthly payment will apply from the date of the change.

Your Policy Details page will show a Minimum Payment Period and minimum monthly payment for your Policy, which is based on the insured's issue age, sex, underwriting class, face amount, and riders.

After the end of the Minimum Payment Period, the Policy will be kept in force only as long as the Policy Value, minus the outstanding loan, on a monthly processing date is sufficient to cover the amount of each monthly deduction plus loan interest accrued and your loan is not foreclosed. Payment of only the minimum monthly payment during the Minimum Payment Period may result in a Policy Value that is not sufficient to meet future monthly deductions and loan interest accrued beyond the Minimum Payment Period. YOU MAY BE REQUIRED TO MAKE ADDITIONAL PAYMENTS IN ORDER TO KEEP YOUR POLICY IN FORCE.

PERIODIC PAYMENT SCHEDULE

If you decide to establish a schedule of periodic planned payments, we will bill you at regular intervals. You may request that we send you a signed receipt of the payment. You may change the planned payment schedule; you may make unscheduled payments; and you may skip planned payments. You may not make any payments after the Policy's final payment date, except as necessary to keep your Policy in force. MAKING PLANNED PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE. The Policy will not necessarily lapse if you fail to make planned payments.

You may make additional payments at any time while the insured is alive and the Policy is in force, before the final payment date, and subject to any applicable maximum net payments limitations. You may send your payment by mail to our Variable Life Service Center. We will not begin processing any payment until we receive it at our Variable Life Service Center.

If you have an outstanding Policy loan, WE WILL CREDIT ALL PAYMENTS YOU SEND TO US AS PAYMENTS FOR ALLOCATION IN THE SUBACCOUNTS AND/OR THE FIXED ACCOUNT UNLESS YOU ASK US TO APPLY THE PAYMENT AS A LOAN REPAYMENT. You also may choose to have net payments automatically deducted periodically from your bank account or other source under an electronic funds transfer plan.

You may stop making payments at any time and your Policy will continue in force until the date when either: (i) the insured dies; (ii) the Policy lapses without a sufficient payment; or (iii) we receive your written request to surrender the Policy.

ELECTRONIC FUNDS TRANSFER

You may choose to have monthly or periodic payments automatically collected from your checking or savings account pursuant to an electronic funds transfer ("EFT") agreement. You may terminate the EFT method of payment after 30 days by written request, and we may terminate the EFT method of payment at any time if a payment has not been paid by your bank. The EFT method of payment is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

PAYMENT LIMITATIONS

No payments may be made after the final payment date [except as necessary to keep the Policy in force.] You may not make payments for less than $50 for EFT payments and $100 for non-EFT payments, and we reserve the right to increase this minimum upon 90 days written notice to you.

There are no limits on the total amount of net payments you make if you have selected Death Benefit Option 3 that applies the Cash Value Accumulation Tax test.

If your Death Benefit Option is either 1 or 2, we may limit or refund any payment or portion of a net payment if:

        - the net payment would disqualify the Policy as a life insurance contract under the Code; or

        - the net payment would increase the base death benefit by more than the amount of such payment (unless you provide us with satisfactory evidence of insurability).

We have established procedures to monitor whether aggregate net payments paid under a Policy exceed the current maximum net payment limitations that qualify the Policy as life insurance according to Federal tax laws. We will not allow you to make any net payment that would cause the total amount of the net payments you have paid to exceed those limits. If you make a net payment that would cause your total net payments to be greater than the maximum net payment limitations, we will accept only that portion of the net payment that would make the total net payments equal the maximum amount that may be paid under the Policy. We will apply an excess first to repay any outstanding loan; if there are remaining excess payments, we will return the excess to you. However, we will accept payment needed to prevent Policy lapse during a Policy Year.

REFUND OF EXCESS NET PAYMENT FOR MODIFIED ENDOWMENT CONTRACTS (MECS). We will refund the amount of any net payments received which would cause the Policy to become a MEC unless you provide us with written notice allowing your Policy to become a MEC is acceptable to you. You should consult a tax adviser to discuss the potential tax effects of allowing this Policy to become a MEC particularly if you have an outstanding loan.

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial net payments, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code. You should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING NET PAYMENTS

Each net payment we receive after the Date of Issue (or the Right to Examine period as described below) will be allocated as of the date it is received at the Variable Life Service Center to the Fixed Account and/or Subaccounts in accordance with your net payment allocation instructions then in effect.

When you apply for a Policy, you must instruct us in the application to allocate your net payments to one or more Subaccounts and/or to the Fixed Account according to the following rules:

    - Allocation percentages must be in whole numbers, with the total allocation to all selected accounts equaling 100%.

    - We will allocate the net payments as of the date we receive it at our Variable Life Service Center according to your current net payments allocation instructions, unless otherwise specified.

    - You may change the allocation instructions for additional net payments by written request [or by telephone request.] Any change in allocation instructions will be effective on the date we record the change. No charge is currently imposed for changing net payments allocation instructions. We may impose a processing charge of up to $25 in the future.

    - You may make a different allocation for one payment per Policy Year without submitting new net payment allocation instructions to us.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges and partial withdrawals. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

NET PAYMENTS BEFORE THE DATE OF ISSUE

If you make a payment with your application for the Policy, or at any time before the Date of Issue, we will hold the net payments in the Fixed Account [AND WE WILL CREDIT INTEREST AT THE THEN CURRENT FIXED ACCOUNT RATE].

If the application is not approved, we will refund all payments made by you without interest.

NET PAYMENTS DURING THE RIGHT TO EXAMINE PERIOD

If your Policy provides for a refund of Policy Value, we will allocate your net payments in accordance with the allocation instructions in the application or in a subsequent written request.

If your Policy provides for a full refund of net payments paid under the Right to Examine provision, we will allocate all Subaccount investments to the Fidelity VIP Money Market Subaccount for 14 days from Acceptance, except as described below:

        - 24 days from Acceptance if this Policy is issued in a replacement situation in states with a 20-day right to examine; or

        - 34 days from the Acceptance for California citizens age 60 and older, who have a 30-day right to examine.

After this period, we will reallocated all amounts in accordance with the allocation instructions in the application or in a subsequent written request.

VALUES UNDER THE POLICY
================================================================================

POLICY VALUE

The Policy Value serves as the starting point for calculating values under a Policy.


POLICY VALUE:                -  equals the sum of all values in the Fixed
                                Account, including any outstanding loan, and in the Variable Account;

                             - is determined first on the Date of Issue and then on each valuation day; and

                             - has no guaranteed minimum amount and may be more or less than net payments made.


Policy Value varies from day to day, depending on such factors as the investment performance of the Subaccounts you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY VALUE.

CASH SURRENDER VALUE

The cash surrender value is the amount we pay to you when you surrender your Policy. We determine the cash surrender value at the end of the valuation day on which we receive your Policy and a written request to surrender at the Variable Life Service Center. If we receive your written surrender request after the close of a valuation day, usually 4:00 p.m. Eastern Time, we will determine the cash surrender value as of the end of the next valuation day.


CASH SURRENDER VALUE AT THE  -  the Policy Value as of such date; minus
END OF ANY VALUATION DAY
EQUALS:                      -  any surrender charge as of such date; minus

                             -  any outstanding loan.


SUBACCOUNT VALUE

At the end of any valuation period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.


THE NUMBER OF UNITS IN ANY   -  the initial units purchased at unit value on the
SUBACCOUNT AT THE END OF        Date of Issue; plus
ANY VALUATION DAY EQUALS:
                             -  units purchased with any additional net
                                payments; plus

                             - units purchased when Policy Value is transferred from another Subaccount or the Fixed Account; minus

                             - units redeemed to pay a pro-rata share of the monthly deduction allocated to the Subaccount; minus

                             - units redeemed to pay a pro-rata share of partial withdrawals (and any applicable partial withdrawal charge); minus

                             - units redeemed as part of transfers to another Subaccount and/or the Fixed Account (and any applicable transfer charges); minus

                             - units redeemed to pay a pro-rata share of transaction charges allocated to the Subaccount for changes in face amount of the Policy.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount that is next determined after we receive your net payment or transaction request.

Certain events will reduce the number of units of a Subaccount credited to a Policy. Partial withdrawals or transfers of Subaccount Value will result in the redemption of the appropriate number of units of that Subaccount, as will surrender of the Policy, payment of death benefit proceeds, transfer of loan collateral, and the deduction of a monthly deduction. Units are redeemed as of the end of the valuation period in which we receive written notice of the event.


UNIT VALUE

The value (or price) of each Subaccount will reflect the investment performance of the portfolios in which the Subaccount invests. Unit values will vary among Subaccounts. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY        -  the unit value of the Subaccount on the
SUBACCOUNT AT THE END OF        immediately preceding valuation day; multiplied
ANY VALUATION DAY EQUALS:       by

                             - the net investment factor for that Subaccount on that valuation day.

THE NET INVESTMENT FACTOR:   -  measures the investment performance of a
                                Subaccount from one valuation period to the next;

                             - increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying portfolio; and

                             -  decreases to reflect any capital losses
                                (realized and unrealized) for the shares of the underlying portfolio, as well as the insurance charge.


FIXED ACCOUNT VALUE

On the Date of Issue, the Fixed Account value is equal to the net payment allocated to the Fixed Account, minus the portion of the first monthly deduction taken from the Fixed Account.


THE FIXED ACCOUNT VALUE      -  the net payment(s) allocated to the Fixed
AT THE END OF ANY VALUATION     Account; plus
DAY IS EQUAL TO:
                             -  any amounts transferred to the Fixed Account
                                (including any outstanding loan); plus

                             -  interest credited to the Fixed Account; minus

                             -  amounts withdrawn from the Fixed Account
                                (including any applicable withdrawal charges); minus

                             - amounts transferred from the Fixed Account (including any outstanding loan) to a Subaccount including any applicable transfer fees; minus

                             - any other transaction charges allocated to the Fixed Account; minus

                             -  amounts deducted to pay for monthly deductions.


DEATH BENEFIT
================================================================================

If the insured dies while the Policy is in force, we will pay the death benefit in the table below to the beneficiary once we receive at our Variable Life Service Center satisfactory proof of the insured's death. We may require that the Policy is returned to us.

We will generally pay interest on the death benefit from the date of the insured's death to the date the death benefit is paid. You may choose for the death benefit to be paid out either as a lump sum or under one of the payment options provided by the Policy. If the death benefit is paid in a lump sum, we will credit interest at the greater of (i) 4.00% annually, or (ii) any higher rate required by applicable law.

DEATH BENEFIT ON OR BEFORE THE FINAL PAYMENT DATE

THE DEATH BENEFIT EQUALS:    -  the base death benefit (described below) in
                                effect on the insured's date of death; PLUS

                             - any additional death benefit provided by a rider; MINUS

                             - any monthly deductions due and unpaid through the Policy Month that the insured dies; MINUS any outstanding loan; and MINUS any partial withdrawals and partial withdrawal charges.

DEATH BENEFIT AFTER THE FINAL PAYMENT DATE

IF THE GUARANTEED DEATH      -  The Policy Value as of the insured's date of
BENEFIT RIDER IS NOT IN         death MINUS
EFFECT, THE DEATH BENEFIT
EQUALS:                      -  any outstanding loan; MINUS

                             - any partial withdrawals and partial withdrawal charges; MINUS

                             - any monthly deductions due and unpaid through the Policy Month that the insured dies.


IF THE GUARANTEED DEATH      -  the Face Amount as of the final payment date;
BENEFIT IS IN EFFECT, THE       MINUS any monthly deductions due and unpaid
DEATH BENEFIT EQUALS THE        through the Policy Month that the insured dies;
GREATER OF:                     MINUS any outstanding loan; and MINUS any
                                partial withdrawals and partial withdrawal charges; or

                             - the Policy Value on the insured's date of death; MINUS any monthly deductions due and unpaid through the Policy Month that the insured dies; MINUS any outstanding loan; and MINUS any partial withdrawals and partial withdrawal charges.

BASE DEATH BENEFIT OPTIONS

In the application for the Base Policy, you may choose between three death benefit options: Option 1--Level Guideline Premium Test; Option 2--Adjustable Guideline Premium Test; and Option 3--Level Cash Value Accumulation Test. If you do not choose a death benefit option, [WE WILL ISSUE YOUR POLICY WITH OPTION 1.] We calculate the amount available under each death benefit option as of the date of the insured's death. The length of the death benefit coverage depends upon the cash surrender value of the Policy.

If you have selected Death Benefit Option 1 or 3, a partial withdrawal will reduce the face amount by the amount of the withdrawal.

THE BASE DEATH BENEFIT       -  the face amount; OR
UNDER OPTION 1 AND OPTION 3
IS THE GREATER OF:           -  the minimum death benefit equal to the Policy
                                Value (determined on the valuation day on or next following the date of the insured's death) multiplied by the applicable factor for the insured's age (see Appendix A for Option 1 and
                                Appendix B for Option 3)

THE BASE DEATH BENEFIT       -  The face amount plus the Policy Value on the
UNDER OPTION 2 IS THE           date of the insured's death; or
GREATER OF:
                             -  the minimum death benefit equal to the Policy
                                Value (determined on the valuation day on or next following the date of the insured's death) multiplied by the [X] applicable Guideline
                                Premium factor for the insured's age (see
                                Appendix A).

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have net payments and any favorable investment performance reflected partly in the form of an increasing death benefit, you should consider choosing Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have net payments and any favorable investment performance reflected to the maximum extent in the Policy Value (thus potentially reducing cost of insurance charges), you should consider choosing Options 1 or 3.

The amount of the death benefit may vary with the amount of the Policy Value.

    - Under Option 1 and 3, the base death benefit will vary with the Policy Value whenever the Policy Value multiplied by the applicable percentage is greater than the face amount.

    - Under Option 2, the base death benefit will always vary with the Policy Value.

MINIMUM DEATH BENEFIT

To qualify as "life insurance" under the Federal tax laws, this Policy must provide a minimum death benefit. The minimum death benefit will be determined as of the date of death of the insured. Under current Federal tax law, either the "Guideline Premium/Cash Value Corridor" test or the "Cash Value Accumulation" test may be used to determine whether the Policy qualifies as "life insurance" under the Code. The "Guideline Premium/Cash Value Corridor" test limits the amount of net payments made under a policy; no such limits apply under the "Cash Value Accumulation "test. The factors used to determine the minimum death benefit applicable to a given Policy Value are different under the two tests.

You may elect either of the tests at the time of application for the Policy. You may not change tests. If you select the "Guideline Premium/Cash Value Corridor" test, you may elect Death Benefit Option 1 or Death Benefit Option 2. If you elect the "Cash Value Accumulation" test, Death Benefit Option 3 must apply. YOU SHOULD CONSULT A QUALIFIED TAX ADVISOR IN CHOOSING BETWEEN THE "GUIDELINE PREMIUM/CASH VALUE CORRIDOR" AND THE "CASH VALUE ACCUMULATION" TESTS AND IN CHOOSING A DEATH BENEFIT OPTION.

If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the minimum death benefit is computed by multiplying the Policy Value as of the date of the insured's death by a percentage factor for the insured's age, as set forth in Appendix B. (The factors set forth in Appendix B reflect the requirements of the "Guideline Premium/Cash Value Corridor Death Benefit test set forth in the Federal tax laws.) If Death Benefit Option 3 is in effect, the minimum death benefit is computed by multiplying the Policy Value as of the date of the insured's death by a percentage for the insured's age, sex and underwriting class, as set forth in Appendix C. (The factors set forth in Appendix C reflect the requirements of the "cash value accumulation" test set forth in Federal tax laws.) The minimum death benefit factors will be adjusted to conform to any changes in Federal tax laws.

CHANGING DEATH BENEFIT OPTIONS

After the first Policy Year and before the final payment date, you may change death benefit options once a year by sending a written request to the Variable Life Service Center. We reserve the right to require evidence of insurability. If you are in Death Benefit Options 1 or 2, you may not change to Death Benefit Option 3. If you are in Death Benefit Option 3, you may not change death benefit options. The change in the base death benefit will take effect on or following the monthly processing date the date we approve your request.

Changing the death benefit option may result in a change in face amount. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount following the change will be equal to the face amount immediately prior to the change minus the Policy Value as of the date of the change. If you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount following the change will be equal to the face amount immediately prior to the change plus the Policy Value as of the date of the change. You may not change your death benefit option if the change would reduce the face amount to less than $50,000.

Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. YOU SHOULD CONSULT A TAX ADVISER BEFORE CHANGING DEATH BENEFIT OPTIONS.

GUARANTEED DEATH BENEFIT RIDER

Under the Guaranteed Death Benefit Rider, we guarantee that:

        - your Policy will not lapse, regardless of the performance of the Subaccounts, provided certain conditions are met, and

        - you will receive a guaranteed death benefit (minus any unpaid charges or outstanding loan on the insured's date of death) after the final payment date.

To maintain this rider, you must (a) meet the Minimum Payment Period requirement and (b) on each Policy Anniversary (1) must exceed (2) where:

    (1) is the sum of your payments minus any partial withdrawals, partial withdrawal charges, and outstanding loan which is classified as a preferred loan; and

    (2) is the sum of the minimum Guaranteed Death Benefit Rider payments shown in your Policy.

The Guaranteed Death Benefit Rider will terminate if:

        -   the minimum payment tests are not met;

        -   you request a partial withdrawal after the final payment date;

        -   you request a preferred loan after the final payment date; or

        -   your outstanding loan forecloses.

This rider may be elected only at issue and, once terminated, may not be reinstated. We deduct from your Policy Value a one-time administrative charge of $25 when you elect the rider.

SELECTING AND CHANGING THE FACE AMOUNT

You select the face amount when you apply for the Policy. You may change the face amount by sending a written request to the Variable Life Service Center. We may require you to return your Policy to make the change. We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the face amount may have tax consequences and you should consult a tax adviser before doing so.

INCREASING THE FACE AMOUNT

After the first Policy Year and before the insured reaches age 85, you may increase the face amount of your Policy, subject to the following :


CONDITIONS FOR INCREASING THE    -    You must send a written application and
FACE AMOUNT:                          provide evidence of insurability
                                      satisfactory to us at our Variable Life
                                      Service Center.

                                 -    You must obtain the consent of the
                                      insured.

                                 - The age of the insured must be lower than 85.

                                 -    We must approve the insured under our
                                      underwriting standards in effect at the
                                      time of the increase.

                                 - You must pay the amount necessary to keep the Policy in force for three months if the Policy Value less outstanding loan, after the change, is less than the sum of three minimum monthly payments.

                                  -   You must increase the face amount by a
                                      minimum of $10,000.



The increased face amount will take effect on or following the first monthly processing date on or following the date that all of the above requirements are met. We will provide you with new Policy details pages, including a supplemental insurance protection charge table.

An increase in face amount will be accompanied by: (i) a cost of insurance charge for the increase, which will be based on the age and underwriting class of the insured at the time of the increase; (ii) a new minimum monthly payment, if applicable; (iii) a new monthly expense charge; (iv) new guideline premiums, if applicable; (v) a new surrender charge period for the Policy; and (vi) a new guaranteed death minimum payment, if applicable.

After increasing the face amount, you will have the right to have this increased canceled during the right to examine period. See Canceling the Policy-Right to Examine Period.

DECREASING THE FACE AMOUNT

You may decrease the face amount of your Policy by written request at any time prior to the final payment date provided that the insured is living, the Base Policy is in force and the following conditions are met:


CONDITIONS FOR                -    The face amount will be decreased or
DECREASING THE                     eliminated in the following order: (i) the
FACE AMOUNT                        most recent increase; (ii) the next most
                                   recent increases, successively; and (iii) the initial face amount.
                              -    The minimum face amount decrease we permit
                                   is $10,000.
                              -    You may not decrease the face amount to
                                   below $50,000.

                              - If the decrease occurs which a surrender charge is applicable, we will deduct a proportional amount of the surrender charge from the Policy Value on the effective date of the decrease.
                              -    A different surrender charge rate may
                                   apply to a decrease of the initial face
                                   amount and each subsequent face amount
                                   increase.
                              - The surrender charge will be based on the amount of the decrease of the face amount. You may choose the Subaccount(s) from which this charge will be deducted. If you do not make an election, we will allocate the charges pro-rata.


The decrease will take effect on or following the first monthly processing date after we receive your written request.

A decrease in face amount will be accompanied by: (i) a new cost of insurance charge, (ii) a new guideline premiums, if applicable, and (iii) a new monthly minimum payment, if applicable.

PAYMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy other than in a lump sum. If you make no election, we will pay the death benefit proceeds in a lump sum. None of these options vary with the investment performance of the Variable Account.

The amount paid under any one option for any one payee must be at least $5000, or the proceeds will be paid in one lump sum. The periodic proceeds for one payee must be at least $50.


OPTION 1:         -     Proceeds will be paid in equal amounts each month
LIFE INCOME             during the payee's lifetime.  The amount  of each
                        payment will be determined from the Table of Payments on the basis of $1000 net proceeds, using the payee's age on the nearest birthday at the due date of the first payment.

OPTION 2:         -     Proceeds will be paid according to terms agreed to by
MUTUAL                  the [payee/owner] and us.
AGREEMENT

You must notify us in writing of an election of an option and any revocation or change of that option at our Variable Life Service Center. You may change the payment option at any time before the death benefit becomes payable. More detailed information concerning these payment options is available on request from our Variable Life Service Center.

LOANS
===============================================================================

At any time while the insured is living and your Policy is in force, you may, by written request, borrow money secured by your Policy Value. You must sign the written loan agreement, and you must make a satisfactory assignment of the Policy to us.

The maximum amount you may borrow including any outstanding loan is the loan value. The loan value is 90% of the (policy value-surrender charge) minus any outstanding loan. The minimum loan amount you may borrow is $200. We normally pay the amount of any loan request within 7 days after we receive your written request. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments. We may postpone payment of loans under certain conditions.

TYPES OF LOANS

While the Policy is in force, you may submit a request to borrow money from us using two types of loans:

          - A standard loan option is always available to you. We will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6.0%. However, we also will credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a standard loan is 4.0%.

         - A preferred loan option is automatically available to you. You may revoke this option at any time. The preferred loan option is available on that part of the outstanding loan that is attributable to earnings. We will charge interest on that amount of the loan at a current annual rate of 4.0%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the earnings securing a preferred loan is 4.0%. A request for a preferred loan after the final payment date will terminate the optional Guaranteed Death Benefit Rider. There is some uncertainty as to the tax treatment of preferred loans. You should consult a qualified tax adviser.

LOAN COLLATERAL

To secure the loan, we transfer an amount as collateral to the Fixed Account. This amount is equal to the amount of the loan adjusted by the earned interest rate and the charged interest rates. We will transfer the loan amount and any unpaid loan interest accrued by the Policy Anniversary from the Subaccounts according to your instructions. We will transfer the outstanding loan to the Fixed Accounts. If you do not provide allocation instructions, we will make a pro-rata allocation of Policy Value from the Subaccounts to the Fixed Account. We will not count this transfer as a transfer subject to a transfer charge.

COST OF THE LOAN

We charge interest on the outstanding loan. Interest accrues daily and is charged in arrears from the date of the loan, and is due on each Policy Anniversary for the prior Year during which a loan is made and compounded annually thereafter until the loan is repaid. Unpaid interest becomes part of the outstanding loan and accrues interest at the same rate as the loan. If the Policyowner does not pay such interest when due, the amount of the interest is added to the outstanding loan (on which interest is assessed in the ensuing year). Unpaid interest is transferred based on your written instructions. If there are no such instructions or the Policy Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is transferred based on the proportion that the Fixed Account Value and the Subaccount Value bear to the total unloaned Policy Value.

INTEREST EARNED ON THE OUTSTANDING LOAN

We credit the portion of the Policy value securing the outstanding loan with interest at an effective annual rate, currently 4.0% for both standard and preferred loans. On each Policy Anniversary, you may request that interest earned on the outstanding loan since the preceding Policy Anniversary be transferred to the Subaccounts and to the Fixed Account. Unless you specify otherwise, we will allocate such transfers on a pro rata basis.

REPAYMENT OF THE OUTSTANDING LOAN

You may repay any of the outstanding loan while the insured is still living and the Policy is in force. When you repay any of the outstanding loan, we will transfer all or part of the outstanding loan in an amount equal to the repayment to the Subaccounts and Fixed Account. We will make this transfer according to your allocation instructions. If you do not tell us how to allocate loan repayments, we will allocate them according to your most recent net payment allocation instructions. You must identify any loan repayment made to us as a loan repayment; otherwise, we will treat such payment as an additional payment that would be allocated to the Subaccounts and/or the Fixed Account.

EFFECT OF A POLICY LOAN ON THE POLICY

There are risks involved in taking a loan, including the potential for the Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved.

RISK OF POLICY LAPSE

A loan, whether or not repaid, affects the Policy Value, the cash surrender value, and the death benefit. We will deduct any outstanding loan from the proceeds payable on a surrender or on the death of the insured.

During the Minimum Payment Period, if both (a) your Minimum Payment Period requirement is not met and (b) your Policy Value, less any outstanding loan, is insufficient to pay the next monthly deduction due plus accrued loan interest, your Policy will enter a 62-day grace period. The No-Lapse Minimum Payment Period guarantee does not apply if your loan is foreclosed. Therefore, even during the Minimum Payment Period, your Policy will also enter a 62-day grace period if the Policy Value, less any outstanding loan, on a monthly processing day is less than the monthly deduction due.

After the Minimum Monthly Period, if either (a) your Policy Value, on a monthly processing day, is less than the monthly deduction due plus loan interest accrued or (b) the Policy Value, less any outstanding loan, on a monthly processing day is less than the monthly deduction due, your Policy will enter a 62-day grace period. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within the 62-day grace period after this notice is mailed, the Policy will terminate with no value. You may reinstate the Policy, provided certain conditions are met. See "Policy Lapse and Reinstatement."

Repaying a loan causes the death benefit and cash surrender value to increase by the amount of the repayment.
If you request a preferred loan after the final payment date or allow the Policy to lapse, the Guaranteed Death Benefit Rider will terminate.

RISK OF INVESTMENT PERFORMANCE

As long as a loan is outstanding, we hold an amount as collateral for the loan in the Fixed Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the excess interest rates accruing on the Fixed Account. Amounts transferred from the Subaccounts to the Fixed Account to secure the loan will affect the Policy Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Subaccounts.

The effect of a Policy loan on the Policy Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Fixed Account is less than or greater than the interest being credited on the outstanding loan in the Fixed Account. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to Policy Value in the

Fixed Account (other than outstanding loan amount). The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be on the Policy Value.

TAX RISKS

There are tax risks involved in taking a loan. A loan may also produce significant adverse Federal income tax consequences if a Policy lapses or is surrendered with loans outstanding. Any amount of outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. If your Policy has a large amount of indebtedness when it lapses or is surrendered, you might owe taxes that are greater than the cash surrender value. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for Federal income tax purposes. See "Policy Lapse and Reinstatement" and "Federal Tax Considerations."

In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The owner of such a Policy should seek tax advice before requesting a Policy loan.

SURRENDERS AND PARTIAL WITHDRAWALS
===============================================================================

SURRENDERS

You may surrender your Policy and receive its cash surrender value as calculated as of the end of the valuation day when we receive your written request at the Variable Life Service Center, subject to the following conditions:

- The insured must be alive and the Policy must be in force when we receive the written request. We may require that you return the Policy.

- You will incur a surrender charge if you surrender your Policy on or before the last day of the 9th Policy Year from the Date of Issue or the effective date any increase in the face amount.

- Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

- We generally will pay the cash surrender value to you in a lump sum or other payment option within 7 days after we receive your written request at our Variable Life Service Center. We may postpone payment of benefits under certain conditions.

- The cash surrender value equals the Policy Value minus any outstanding loan and surrender charges. A surrender may have tax consequences. Please consult your tax advisor before surrendering your Policy.

PARTIAL WITHDRAWALS

After the first Policy Year, you may make a written request to withdraw part of the cash surrender value of your Policy upon written request. We will process each partial withdrawal at unit values next determined after we received your written request at the Variable Life Service Center. We generally will pay a request for a partial withdrawal within 7 days after we receive the request. We may postpone payment of partial withdrawals under certain conditions.

CONDITIONS FOR TAKING A     -       The insured must be alive and the Policy
PARTIAL WITHDRAWAL                  must be in force when you make your
                                    written request, and this request must be made before the final payment date.

                            -       You must request at least $200. The
                                    maximum partial withdrawal amount is your cash surrender value minus the greater of $500 or 3 monthly deductions.

                            - You may allocate the amount withdrawn among the Subaccounts and the Fixed Account. If you do not provide allocation instructions, we will deduct the amount requested for withdrawal plus any fee from the Subaccounts and the Fixed Account based on the proportion that each Subaccount Value and the

                                       Fixed Account Value bears to your
                                       unloaned Policy Value.

                               - A partial withdrawal will reduce the face amount under Death Benefit Option 1 and Death Benefit Option 3 by the dollar amount of the withdrawal.

                               - You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the face amount under Death Benefit Option 1 or Death Benefit Option 3 below $40,000.

                               -       If Death Benefit Option 1 or Death
                                       Benefit Option 3 is in effect, we will
                                       assess a surrender charge on each partial withdrawal. The surrender charge is assessed on the reduction in the face amount caused by the partial withdrawal, and is a charge per $1000 of the amount of the face amount reduction

                               - No surrender charge will be assessed for the reduction in face amount that is equal to the amount of any preferred partial withdrawal. A partial withdrawal is considered a preferred partial withdrawal when the withdrawal amount and the sum of the prior withdrawal amounts in the same Policy Year do not exceed 10% of the Policy Value as of the beginning of the Policy Year.

                               - On a partial withdrawal, we will redeem the number of units of a designated Subaccount and the Fixed Account equal to the amount withdrawn. The amount withdrawn is the amount you request plus the partial withdrawal charge (and surrender charge, if applicable). For each partial withdrawal (including those classified as preferred partial withdrawals), we deduct 2.00% of the amount withdrawn, not to exceed $25.


EFFECTS OF PARTIAL WITHDRAWALS

- A partial withdrawal can affect the face amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge).

- Partial withdrawals will reduce the face amount under Death Benefit Option 1 and Death Benefit Option 3 by the amount of the withdrawal. The face amount reductions will be made in the following order: (i) against the most recent increase in the face amount; (ii) against the next most recent increases in the face amount in succession; and (iii) against the initial face amount.

- Partial withdrawals taken after the final payment date will terminate the Guaranteed Death Benefit Rider.

- Partial withdrawals may have tax consequences. Please consult your tax advisor before withdrawing any of your Policy Value.


POSTPONEMENT OF PAYMENTS

We usually pay the amount of any surrender, withdrawal, death benefit, or settlement option within seven days after receipt of all applicable written requests and/or after we receive due proof of the insured's death. We may postpone payment of any amount due from the Variable Account for a surrender, partial withdrawal, transfer, Policy loan or on the death of the insured whenever:

- trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC, or the NYSE is closed for days other than weekends and holidays, or

- the SEC, by order, has permitted such postponement for the protection of Policyowners, or

- the SEC has determined that an emergency exists that would make disposal of portfolio securities or valuation of assets not reasonably practical.

We may delay paying amounts derived from amounts you paid by check until the check has cleared your bank.

We also may postpone any transfer from the Fixed Account or payment of any portion of the amount payable on surrender, partial withdrawal or Policy loan from the Fixed Account for not more than six months from the day we receive your written request and, if required, your Policy.

Beginning on the date the proceeds become payable until the date of payment, the amount of the postponed payment will earn interest of not less than 3.00% per year, or such higher rate as required by law. We will not postpone payments to pay premiums on our Policies.

If mandated under applicable law, we may be required to reject a payment and/or otherwise block access to your account, and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. We may also be required to provide additional information about your account to government regulators. Once blocked, Policy Value would be held in that account until instructions are received from the appropriate regulator.

TRANSFERS
================================================================================

You may transfer amounts between the Fixed Account and the Subaccounts, or among the Subaccounts, upon request. We determine the amount you have available for transfers at the end of the valuation period when we receive your request. The first 12 transfers in a Policy Year are free. We reserve the right to limit the number of free transfers in a Policy Year to 6. Transfers under the Policy are subject to the following conditions:

- We reserve the right to limit the minimum amounts that you may transfer, the maximum amounts that you may transfer from the Fixed Account, the minimum amount that may remain in a Subaccount following a transfer, the minimum period between transfers involving a Fixed Account, and the number of transfers you may make in a single Policy Year. We reserve the right to set other reasonable rules controlling transfers.

- Transfers from the Fixed Account may not exceed the lesser of $100,000 or 25% of the Policy Value per transfer.

- You may make only one transfer to or from the Fixed Account each quarter of a Policy Year. This restriction does not apply to any transfer made as part of any automated service program we may offer.

- Currently, we deduct $10 for each transfer over the number of free transfers allowed in a single Policy Year. We reserve the right to deduct up to $25 charge for each transfer over the number of free transfers allowed in a single Policy Year. Transfers resulting from dollar cost averaging, account rebalancing, reallocation of the Policy Value within 20 days from the Date of Issue, a conversion within the first 24 months after the Date of Issue or increase in face amount, or loans do not count as transfers for the purpose of assessing the transfer charge.

- We consider each telephone, fax, e-mail, or written request to be a single transfer, regardless of the number of Subaccounts (or Fixed Account) involved.

- We process transfers based on unit values determined at the end of the valuation day when we receive your transfer request at the Variable Life Service Center. The corresponding portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each valuation period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

We cannot guarantee that a Subaccount or shares of an underlying portfolio will always be available. If you request that an amount in a Subaccount or in the Fixed Account be transferred to a Subaccount at a time when the Subaccount or the underlying portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging ("DCA") program in the application or by completing an election form that we receive by the beginning of the month. DCA is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your net payments into the Subaccounts over a period of time by systematically and automatically transferring, on a monthly or other periodic basis, specified dollar amounts from any selected Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. This allows you to potentially reduce the risk of investing most of your net payments into the Subaccounts at a time when prices are high.

We do not assure the success of this strategy, and we cannot guarantee that dollar cost averaging will result in a profit to you or will protect you against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

There is no additional charge for DCA. We may modify, suspend, or discontinue the DCA program at any time upon 30 days' written notice to you. More detailed information concerning our DCA program is available upon request from our Variable Life Service Center.

ACCOUNT REBALANCING. We also offer an account rebalancing program under which we periodically will transfer your Policy Value in the Subaccounts to maintain a particular percentage allocation among the Subaccounts. (Policy Value in the Fixed Account is not available for this program.) Policy Value allocated to each Subaccount will grow or decline in value at different rates. The account rebalancing program automatically reallocates the Policy Value in the Subaccounts at the end of each (monthly, quarterly, semi-annual, or annual) period to match your Policy's currently effective net payments allocation schedule.

The account rebalancing program will transfer Policy Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The account rebalancing program does not guarantee gains, nor does it assure that you will not have losses or that you will meet your financial goals.

You may cancel account rebalancing upon written request. We may modify, suspend, or discontinue the account rebalancing program at any time and for any reason, upon 30 days written notice to you. There is no additional charge for participating in the account rebalancing program. More detailed information concerning our account rebalancing program is available upon request from our Variable Life Service Center.

The account rebalancing program may not be elected simultaneously with the DCA program.

CONVERSION RIGHTS FOLLOWING THE DATE OF ISSUE OR INCREASE IN FACE AMOUNT

Within 24 months of the Date of Issue and an increase in the face amount, you may convert your Policy into a fixed policy by transferring all Policy Value in the Subaccounts to the Fixed Account. The conversion will take effect as of the end of the valuation period in which we receive your written notice of conversion that is satisfactory to us. There is no charge for this conversion. We will allocate all future net payments to the Fixed Account. We will not assess any transfer or other charges in connection with this conversion, and this transfer will not count toward the 12 "free" transfers permitted each Policy Year. Such an exchange may have tax consequences.

TELEPHONE, FACSIMILE, AND E-MAIL REQUESTS
===============================================================================

In addition to written requests, we may accept telephone, facsimile, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, account rebalancing, loans (excluding 403(b) plans), exercise of the conversion privilege, allocation of net payments, and partial withdrawals (fax and e-mail only), subject to the following conditions:

- You must complete and sign our telephone, facsimile, or e-mail request form and send it to us at our Variable Life Service Center. You also may authorize us in the application or by written notice to act upon instructions given by telephone or facsimile, or through our e-mail. The authorization will remain effective until we receive written revocation or we discontinue the privilege.

- We accept transfer instructions provided to us via facsimile at [(888) 670-4836]. Any instructions sent to another number will not be considered received in our Variable Life Service Center.

- [We will accept telephone requests to change the net payment allocation at [( ) - ]. All telephone requests are recorded.

- We cannot accept or process transfer requests left on our voicemail system.

- You may designate in the request form a third party to act on your behalf in making telephone, facsimile, and e-mail requests.

- We will employ reasonable procedures to confirm that instructions conveyed by telephone, facsimile, e-mail are genuine. These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

- We reserve the right to no longer accept or process telephone, facsimile, and/or e-mail instructions at any time for any class of Policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone or fax, or through our e-mail is you or is authorized by you.

Telephone, facsimile and e-mail service may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Variable Life Service Center.

POLICY LAPSE, LOAN FORECLOSURE, AND REINSTATEMENT
==============================================================================

LAPSE

A 62-day grace period, during which this Policy will remain in force, will apply to your Policy any time the Policy Value is insufficient to meet certain Policy charges (described below). If your Policy enters a grace period (i.e., is in default), we will mail a notice to you or the person you name to receive this notice, and to any assignee of record. We will send such notice to your last known address of record and to the address of record of anyone else designated to receive this notice on the date your Policy enters the grace period. The notice will indicate the amount of net payments due and the final date by which we must receive the payment to keep the Policy from lapsing.

If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. Any cash surrender value remaining which is insufficient to cover the monthly deduction due will be returned to you. If the insured dies during the grace period, we will pay the insurance proceeds after deducting any monthly deduction due and payable through the Policy Month in which the insured dies, any outstanding loan, as well as any other overdue charges under the Policy.

LAPSE DURING THE MINIMUM PAYMENT PERIOD

The Policy WILL ENTER INTO A 62-DAY GRACE PERIOD if both:

        -       the Minimum Payment Period requirement is not met (See "Net
                Payments: Minimum Monthly Payment" ; and

        - the Policy Value less any outstanding loan is insufficient to cover the monthly deduction due plus accrued interest.

To prevent your Policy from lapsing, you must make sufficient payments so that the Policy Value either:

        -       meets the Minimum Payment Period requirement; or

        - covers the balance of the monthly deduction due and accrued interest plus an amount to keep this Policy and any riders in force for a period of 3 months.

LAPSE AFTER THE MINIMUM PAYMENT PERIOD

The Policy WILL ENTER INTO A 62-DAY GRACE PERIOD when:

- the Policy Value less any outstanding loan is insufficient to cover the monthly deduction due on the monthly processing date plus accrued interest.

To prevent your Policy from lapsing, you must make sufficient payments so that the Policy Value:

- covers the balance of the monthly deduction and accrued interest due plus an amount to keep this Policy and any riders in force for a period of 3 months before the end of the grace period.

PROTECTION FROM LAPSE

Your Policy generally will NOT lapse:

- during the Minimum Payment Period if the sum of all net payments you have made, less any outstanding loan, partial withdrawals and partial withdrawal charges, equals or exceeds the sum of the minimum monthly payments in effect from the Date of Issue or the effective date of an increase in face amount to the last monthly processing date;

- the Policy Value less any outstanding loan is sufficient to cover the monthly deduction due plus accrued interest; or

- if you purchase a Guaranteed Death Benefit Rider and meet certain conditions.

LOAN FORECLOSURE

If at anytime, the Policy Value less outstanding loan is insufficient to cover the monthly deduction, we will terminate the Policy. We will mail a notice of this termination to the last known address of you and any assignee. If the excess outstanding loan is not paid within 62 days after this notice is mailed, the Policy will terminate without value. If your loan forecloses during the Minimum Payment Period, you will not be protected from lapse by the Minimum Payment Period guarantee. Furthermore, foreclosure of a loan will terminate the Guaranteed Death Benefit Rider.

REINSTATEMENT

If your Policy has lapsed, and has not been surrendered, you may reinstate the Policy within 3 years after the date of Policy lapse and before the final payment date. We will reinstate the Policy on the monthly processing date following the day we receive each of the following at our Variable Life Service
Center:

-       a written application requesting reinstatement;

-       evidence of insurability that is satisfactory to us;

- payment of amount sufficient to cover all monthly deductions due and unpaid during the Grace Period; and

- sufficient net payments to keep the Policy in force for at least 3 months.

If you request reinstatement during the Minimum Payment Period, you must pay the lesser of 3 minimum monthly payments or 3 monthly deductions. If you request reinstatement after the Minimum Payment Period, you must pay 3 monthly deductions.

We will allocate your reinstatement net payment to the Fixed Account [AT THE THEN CURRENT FIXED ACCOUNT INTEREST RATE] until we approve your application. Once we have approved your application, we will transfer the reinstatement payment plus accrued interest according to your latest allocation instructions.

The reinstated Policy will have the same Date of Issue as it had before the lapse. The Policy Value on the reinstatement date is:

- the net payment to reinstate the Policy, including the interest earned from the date we received your payment at our Variable Life Service Center; plus

-       the Policy Value on the default date; minus

-       the monthly deduction due on the reinstatement date.

The amount of the surrender charge and the surrender charge period remaining on the reinstatement date are those that were in effect on the date of lapse.

You may repay or reinstate any outstanding loan existing on the date of lapse. The amount of the loan balance to be repaid or reinstated will be equal to: (a) the loan balance on the date of the lapse; plus (b) interest charged on such loan balance at the Policy loan interest rate.

Upon reinstatement of your Policy , the suicide exclusion under the Policy will not begin anew.

THE COMPANY AND THE FIXED ACCOUNT
================================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

We are a stock life insurance company subject to regulation and supervision by the Michigan Insurance Bureau. Our Home Office is located at 6201 Powers Ferry Road. NW, Atlanta, Georgia 30339. We are principally engaged in issuing annuity and life insurance policies. We are obligated to pay all benefits under the Policy.

THE FIXED ACCOUNT

You may allocate some or all of your net payments and/or make transfers from the Subaccounts to the Fixed Account. The Fixed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These Fixed Account assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Fixed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Fixed Account. We guarantee that the amounts allocated to the Fixed Account will be credited interest at a net effective annual interest rate of at least 4.00%. When we declare current interest rates, we will guarantee those rates for at least one year. The Fixed Account is not affected by the investment performance of the Subaccounts.

We have not registered the Fixed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS
================================================================================

THE VARIABLE ACCOUNT

The Variable Account is a separate account of Canada Life Insurance Company of America, established under Michigan law. We own the assets in the Variable Account, and may use the Variable Account to support other variable life insurance policies we issue. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC.

We have divided the Variable Account into Subaccounts, each of which invests in shares of one of the portfolios: The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Variable Account assets are held separate from our other assets and are not part of our general account. We may not use the Variable Account's assets to pay any of our liabilities other than those arising from the Policies. If the Variable Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Variable Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

CHANGES TO THE VARIABLE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

        - Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

        - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

        - Close Subaccounts to allocations of new net payments by existing or new Policyowners at any time in our discretion;

        - Transfer assets supporting the Policies from one Subaccount to another or from the Variable Account to another variable account;

        - Combine the Variable Account with other variable accounts, and/or create new variable accounts;

        - Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

        - Modify the provisions of the Policy to comply with applicable law.

The portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

We reserve the right to make other structural and operational changes affecting the Variable Account. See "Addition, Deletion, or Substitution of Investments."

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

THE PORTFOLIOS

The Variable Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC. Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The following table summarizes each portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). For example, during extended periods of low interest rates, the yields of the Money Market Subaccount may become extremely low and possibly negative. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS AND EXPENSES, IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS. You should read these prospectuses carefully and keep them for future reference.

------------------------------------------------------------------------------------------------------------------------

    PORTFOLIO                                           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

------------------------------------------------------------------------------------------------------------------------
    ALGER AMERICAN GROWTH PORTFOLIO          Seeks long-term capital appreciation.  The investment adviser is Fred
                                             Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP          Seeks long-term capital appreciation.  The investment adviser is Fred
    PORTFOLIO                                Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------
    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO   Seeks long-term capital appreciation.  The investment adviser is Fred
                                             Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------
    ALGER AMERICAN SMALL CAPITALIZATION      Seeks long-term capital appreciation.  The investment adviser is Fred
    PORTFOLIO                                Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------
    BERGER IPT-INTERNATIONAL FUND            Seeks long-term capital appreciation. The investment adviser is Berger
                                             Financial Group LLC, and Bank of Ireland Asset Management (U.S.) Limited
                                             (BIAM) is the sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    DREYFUS VIF-GROWTH AND INCOME            Seeks long-term capital growth, current income and growth of income,
    PORTFOLIO, INC.  (INITIAL SHARES)        consistent with reasonable investment risk.  The investment adviser is
                                             The Dreyfus Corporation, and Fayez Sarofim & Co. is the sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    DREYFUS VIF-APPRECIATION PORTFOLIO       Seeks long-term capital growth consistent with the preservation of
    (INITIAL SHARES)                         capital; current income is a secondary goal.  The investment adviser is
                                             The Dreyfus Corporation.
------------------------------------------------------------------------------------------------------------------------
    THE DREYFUS SOCIALLY RESPONSIBLE         Seeks to provide capital growth; current income is a secondary goal.  The
    GROWTH FUND, INC. (INITIAL SHARES)       investment adviser is The Dreyfus Corporation, and NCM is the sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP ASSET MANAGER(SM)           Seeks high total return with reduced risk over the long-term. The
    PORTFOLIO (INITIAL  CLASS)               investment manager is Fidelity Management & Research Company, FMR Co.,
                                             Inc. and Fidelity Investment Money Management, Inc. are the sub-advisors, and Fidelity Management & Research (U.K.) Inc., Fidelity Management &
                                             Research (Far East) Inc., and Fidelity Investments Japan Limited assist
                                             Fidelity Management & Research Company with foreign investments.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP CONTRAFUND(R) PORTFOLIO     Seeks long-term capital appreciation.  The investment manager is Fidelity
    (INITIAL CLASS)                          Management & Research Company, - FMR Co., Inc. is the sub-advisor, and
                                             Fidelity Management & Research (U.K.) Inc., Fidelity Management (Far
                                             East) Inc., and Fidelity Investments Japan Limited assist Fidelity
                                             Management & Research Company with foreign investments.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP GROWTH PORTFOLIO (INITIAL   Seeks capital appreciation.  The investment manager is Fidelity
    CLASS)                                   Management & Research Company, and FMR Co., Inc. is the sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP GROWTH OPPORTUNITIES        Seeks capital growth.  The investment manager is Fidelity Management &
    PORTFOLIO (INITIAL CLASS)                Research Company, FMR Co., Inc. is the sub-advisor, and Fidelity
                                             Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc.,
                                             and Fidelity Investments Japan Limited assist Fidelity Management &
                                             Research Company with foreign investments.
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------

    PORTFOLIO                                           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP HIGH INCOME PORTFOLIO       Seeks to obtain a high level of current income.  The investment manager
    (INITIAL CLASS)                          is Fidelity Management & Research Company, FMR Co., Inc. is the
                                             sub-advisor, and Fidelity Management & Research (U.K.) Inc., Fidelity
                                             Management (Far East) Inc., and Fidelity Investments Japan Limited assist
                                             Fidelity Management & Research Company with foreign investments.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP INDEX 500 PORTFOLIO         Seeks total return which corresponds to that of the Standard & Poor's
    (INITIAL CLASS)                          Composite Index of 500 Stocks. The investment manager is Fidelity
                                             Management & Research Company, and Bankers Trust Company, Deutsche Asset
                                             Management, Inc., and FMR Co., Inc. are the sub-advisors.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP INVESTMENT GRADE BOND       Seeks as high a level of current income as is consistent with the
    PORTFOLIO (INITIAL CLASS)                preservation of capital. The investment manager is Fidelity Management &
                                             Research Company, - and Fidelity Investments Money Management, Inc. is the
                                             sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP MONEY MARKET PORTFOLIO      Seeks to obtain a high level of current income as is consistent with the
    (INITIAL CLASS)                          preservation of capital and liquidity.  The investment manager is
                                             Fidelity Management & Research Company, and Fidelity Investments Money
                                             Management, Inc. is the sub-advisor.
------------------------------------------------------------------------------------------------------------------------
    FIDELITY VIP OVERSEAS PORTFOLIO          Seeks long-term growth of capital.  The investment manager is Fidelity
    (INITIAL CLASS)                          Management & Research Company, FMR Co., is the sub-advisor, and Fidelity
                                             Management & Research (U.K.) Inc., Fidelity Management & Research (Far
                                             East), Fidelity International Investment Advisors, Fidelity International
                                             Investment Advisors (U.K.) Limited, and Fidelity Investments Japan
                                             Limited assist Fidelity Management & Research Company with foreign investment.
------------------------------------------------------------------------------------------------------------------------
    GOLDMAN SACHS VIT CAPITAL GROWTH FUND    Seeks long-term growth of capital.  The investment adviser Goldman Sachs
                                             Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------
    GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY   Seeks long-term growth of capital and growth of income.  The investment
    FUND                                     adviser is Goldman Sachs Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------
    GOLDMAN SACHS VIT GROWTH AND INCOME      Seeks long-term growth of capital and dividend income. The investment
    FUND                                     adviser is Goldman Sachs Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------
    LEVCO EQUITY VALUE FUND                  Seeks long-term growth of capital.  The investment adviser is John A.
                                             Levin & Co., Inc.
------------------------------------------------------------------------------------------------------------------------
    MONTGOMERY VARIABLE SERIES: WORLDWIDE    Seeks long-term capital appreciation.  The investment adviser is
    EMERGING MARKETS FUND                    Montgomery Asset Management, LLC.
------------------------------------------------------------------------------------------------------------------------
    SELIGMAN COMMUNICATIONS AND              Seeks to produce capital gain.  The investment adviser is J. & W.
    INFORMATION PORTFOLIO (CLASS 1)          Seligman & Co. Incorporated.
------------------------------------------------------------------------------------------------------------------------
    SELIGMAN FRONTIER PORTFOLIO (CLASS 1)    Seeks growth of capital; income may be considered, but will be incidental to the Portfolio's investment objective.  The investment adviser is J. &
                                             W. Seligman & Co. Incorporated.
------------------------------------------------------------------------------------------------------------------------
    SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO     Seeks long-term capital appreciation.  The investment adviser is J. & W.
    (CLASS 2)                                Seligman & Co. Incorporated.
------------------------------------------------------------------------------------------------------------------------
    SELIGMAN SMALL CAP VALUE PORTFOLIO       Seeks long-term capital appreciation.  The investment adviser is J. & W.
    (CLASS 2)                                Seligman & Co. Incorporated.
------------------------------------------------------------------------------------------------------------------------
    VAN ECK WORLDWIDE EMERGING MARKETS FUND  Seeks long-term capital appreciation.  The investment adviser is Van Eck
                                             Associates Corporation
------------------------------------------------------------------------------------------------------------------------
    VAN ECK WORLDWIDE REAL ESTATE FUND       Seeks to maximize return.  The investment adviser is Van Eck Associates
                                             Corporation.
------------------------------------------------------------------------------------------------------------------------

We may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Policies and other policies issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

ADDITION, DELETION AND SUBSTITUTION OF PORTFOLIOS

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or classes, or substitute portfolio shares that are held by any Subaccount for shares of a different portfolio. New and substituted funds or portfolios may have different fees and expenses and their availability may be limited. No addition, deletion or substitution will be made without notice to you and without obtaining any necessary approvals of the SEC. Furthermore, we may close a Subaccount to allocations of new net payments at any time in our sole discretion.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the portfolio shares held in the Subaccounts and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as our Policyowners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, we will provide each person with a voting interest in a portfolio with proxy materials and voting instructions. We will ask each such Policyowner to instruct us on how to vote and to return the proxy to us in a timely manner. Each such Policyowner will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Policy Value that Policyowner has in the portfolio (as of a date set by the portfolio).

We will vote shares for which no timely instructions are received in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote portfolio shares in our own right. We may, when required by state insurance officials or when permitted under Federal regulation, disregard certain Policyowner voting instructions. If we ever disregard voting instructions, we will send you a summary of the reasons for that action in the next annual report to Policyowners.

CHARGES AND DEDUCTIONS
================================================================================

We deduct certain charges under the Policy. These charges compensate us for: (i) services and benefits we provide; (ii) costs and expenses we incur; and (iii) risks we assume. The fees and charges we deduct under the Policy may result in a profit to us.

SERVICES AND BENEFITS WE PROVIDE:       -   the death benefit
                                        -   a Policyowner's ability to make transfers, partial withdrawals, and surrenders under the Policy
                                        -   loan privileges under the Policy
                                        -   investment options, including net payment allocations
                                        -   administration of elective options such as supplemental benefits and riders under the
                                            Policy
                                        -   the distribution of reports to owners

COSTS AND EXPENSES WE INCUR:            -   costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)
                                        -   overhead and other expenses for providing services and benefits
                                        -   sales and marketing expenses
                                        -   other costs of doing business, such as collecting net payments, maintaining records, processing claims, effecting transactions, and paying Federal, state, and local premium and other taxes and fees

RISK WE ASSUME:                         -   that the cost of insurance charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate
                                        -   that the costs of providing the services and benefits under the Policies exceed the charges we deduct
                                        -   investment risk associated with the Fixed Account

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated under the Policy.

PAYMENT EXPENSE CHARGE

Before we allocate your net payments, we deduct a payment expense charge of 6.00% from each payment allocable to the Subaccounts and/or the Fixed Account to compensate us for sales and marketing expenses and certain taxes we incur. We credit the remaining amount of the net payments to your Policy Value according to your allocation instructions. The payment expense charge consists of:

    A. PREMIUM TAX CHARGE. We currently deduct a premium tax charge of 2.00% each payment allocable to the Subaccounts and/or the Fixed Account to compensate us for state and local premium taxes. This charge approximates our average expenses for state and local net payment taxes. Premium taxes vary from state to state, and range from 0% to 4.00%. We deduct a premium charge regardless of the amount of any state or local net payments tax or whether any state or local net payments tax applies. The Premium Tax Charge may be more than less than the actual premium tax charges assessed by your state. We reserve the right to increase or decrease the Premium Tax Charge to reflect changes in our expenses for premium taxes.

    B. DEFERRED ACQUISITION COST ("DAC TAX") CHARGE. This 1.00% deduction of each payment allocable to the Subaccounts and/or the Fixed Account helps reimburse us for approximate expenses incurred from Federal taxes for deferred acquisition costs. We reserve the right to increase or decrease the DAC Tax Charge to reflect changes in our expenses for DAC taxes.

    C. FRONT-END SALES LOAD CHARGE. We deduct a 3.00% front-end sales load from each payment allocable to the Subaccounts and/or the Fixed Account to partially compensate us for Policy sales expenses. We may pay some or all of this amount to Canada Life of America Financial Services, Inc., the principal underwriter for and general distributor of the Policy. The 3.00% front-end sales load charge will not change, even if sales expenses change.

MONTHLY DEDUCTION

Starting on the Date of Issue and on each monthly processing date before the final payment date, we will assess a monthly deduction from the Policy Value to compensate us for administrative expenses and for the insurance coverage provided under the Policy. After the final payment date, only the mortality and expense charge will be deducted on each monthly processing date.

We deduct this charge from each Subaccount and the Fixed Account in accordance with the net payment allocation instructions you provide at the time of application, or as later changed by written request. If you do not give us allocation instructions, or if the Subaccount(s) and/or the Fixed Account you choose do not have sufficient Policy Value to cover the monthly deduction, we will make deductions on a pro-rata basis (i.e., in the same proportion that the value in each Subaccount and the Fixed Account bears to the unloaned Policy Value on the monthly processing date). If any monthly deduction exceeds the value of a Subaccount or the Fixed Account to which it relates, we will total the unpaid balance and make deductions on a pro-rata basis from the remaining Subaccounts and/or Fixed Account. We will deduct charges allocated to the Fixed Account on a last-in, first-out basis. Because portions of the monthly deduction (such as the cost of insurance) can vary from month to month, the monthly deduction also may vary from month to month.

-------------------------------------------------------------------------------------------------------------
THE MONTHLY DEDUCTION HAS 5 COMPONENTS:             1.  THE MONTHLY COST OF INSURANCE CHARGE;
                                                    2.  THE MONTHLY EXPENSE CHARGE;
                                                    3.  THE MONTHLY ADMINISTRATION FEE;
                                                    4.  THE MONTHLY MORTALITY AND EXPENSE RISK CHARGE; AND
                                                    5.  CHARGES FOR RIDERS YOU CHOOSE.
-------------------------------------------------------------------------------------------------------------

1. THE MONTHLY COST OF INSURANCE CHARGE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The cost of insurance rate depends on a number of factors specific to each individual insured (including age, sex, underwriting class, and face amount) and the duration of the Policy that cause it to vary from month to month. Your Policy Details page will indicate the guaranteed cost of insurance charge applicable to your Policy.

The primary factors in the determination of the cost of insurance charge are the cost of insurance rate (or rates) for the insured and the net amount at risk.

For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the cost of insurance charge is equal to:

        -       the cost of insurance rate; TIMES
        - the difference between the initial Face Amount and the Policy Value at the beginning of the Policy month.

For the initial Face Amount under Death Benefit Option 2, the cost of insurance charge is equal to:

        -       the cost of insurance rate; TIMES
        -       the initial Face Amount.

The NET AMOUNT AT RISK is equal to:

        -       the death benefit on the monthly processing date , MINUS
        -       the Policy Value on the monthly processing date.

We calculate the cost of insurance charge separately for the initial face amount and for any increase in face amount. If we approve an increase in face amount, then a different underwriting class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase.

We deduct the cost of insurance charge on each monthly processing date starting with the Date of Issue of your Policy. We will not deduct cost of insurance charges on or after the final payment date.

If the Guideline Minimum Death Benefit is in effect, we will compute a cost of insurance charge for that part of the base death benefit subject to the Guideline Minimum Death Benefit that exceeds the current base death benefit not subject to the Guideline Minimum Death Benefit.

    COST OF INSURANCE RATES. Actual cost of insurance rates may vary each month, and we will determine the actual monthly cost of insurance rates based on our expectations as to future mortality experience. The actual cost of insurance rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Sex/Smoker Distinct Mortality Tables. We currently use cost of insurance rates that are lower than the annual guaranteed cost of insurance rates.

The cost of insurance rates generally increase with the age of the insured. The underwriting class of the insured also will affect the cost of insurance rate. Insureds in the standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard and non-standard underwriting classes are divided into two categories: tobacco and non-tobacco Non-tobacco using insureds generally will have a lower cost of insurance rate than similarly situated insureds who use tobacco.

    NET AMOUNT AT RISK. The net amount at risk reflects the difference between the base death benefit and Policy Value. The net amount at risk is affected by investment performance, loans, payment of net payments, fees and charges under the Policy, death benefit option chosen, partial withdrawals, and decreases in face amount. We calculate the net amount at risk separately for the initial face amount and for any increase in face amount.

2. THE MONTHLY EXPENSE CHARGE. We will deduct a level Monthly Expense Charge for the first 120 Policy months. The charge for each $1,000 of face amount is set at issue, based on the age, sex and underwriting class of the insured on the Date of Issue.

We will also deduct a new level Monthly Expense Charge for the first 120 Policy months after each increase in face amount. If you increase the face amount, we will set a new Monthly Expense Charge rate attributable to the increase, based on the age, sex and underwriting class of the insured and the Policy Year at the time of the increase.

3. THE MONTHLY ADMINISTRATION FEE. We will deduct a $7.50 monthly administration fee each month through the final payment date.

4. MONTHLY MORTALITY AND EXPENSE RISK CHARGE. We currently will assess a monthly charge not to exceed 1/12 of an annual rate of 0.35% of the daily net asset value of the Variable Account on the prior monthly processing date for the mortality and expense risks we assume during the first 120 months this Policy is in force. Thereafter, we will assess a monthly charge not to exceed 1/12 of an annual rate of 0.10% of the daily net asset value of the Variable Account on the prior monthly processing date. This charge is not assessed in whole or in part against the Fixed Account. We reserve the right to increase the monthly mortality and expense risk charge to no more than 1/12 of an annual rate of 0.60% of the daily net asset value of the Variable Account on the prior monthly processing date for the first 120 months this Policy is in force and thereafter, 1/12 of an annual rate of 0.30% of the daily net asset value of the Variable Account on the prior monthly processing date.

The mortality risk we assume is that insureds may live for a shorter period of time than anticipated. If this happens, we must pay more death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed the administrative charge limits we set in the Policies. If the charge for the mortality and expense risks does not cover our actual mortality experience and expenses, we will absorb the losses. If the charge exceeds actual mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, that profit will be available for our use to pay sales, marketing and other expenses.

5. MONTHLY RIDER CHARGES. The rider charges for any supplemental insurance benefits you add to your Policy by Rider. The Charges are summarized in the Fee Table in this prospectus. Any charges applicable to your Policy will be indicated on the Policy Details page of your rider.

        - GUARANTEED DEATH BENEFIT RIDER: We deduct from your Policy Value a one-time administrative charge of $25 when you elect the rider.
        - ACCELERATED DEATH BENEFIT RIDER: We reduce the benefit amount by an actuarial discount appropriate to the Policy to which the Policy is attached.

SURRENDER CHARGE

SURRENDER CHARGE. We generally will assess a surrender charge against the cash surrender value if, before the beginning of the 10th Policy Year from the Policy date (or the date of any increase in face amount) you :

        -       surrender the Policy,
        -       reduce the face amount of the Policy, or
        - make a partial withdrawal for more than the preferred partial withdrawal amount, while Death Benefit Options 1 or 3 are in effect.

The surrender charge is equal to a specific dollar amount charge for each $1000 of face amount being withdrawn from the Policy. The specific dollar amount charge is based on the insured's age (at Policy date or increase in face amount), sex, and underwriting class of the insured.

A different surrender charge period and rate per $1000 of the face amount will apply to each face amount increase, and will be based on the insured's age at the time of the increase. See Appendix D for a table of the maximum surrender charges we assess based on the insured's age, sex, and underwriting class.

The amount of the surrender charge decreases annually, and grades to zero by the beginning of the 10th Policy Year.

The surrender charge will not apply to the amount of the withdrawal that constitutes the preferred partial withdrawal. The preferred partial withdrawal amount is the amount of withdrawals in the same Policy Year that does not exceed 10% of the Policy Value as of the beginning of the Policy Year.

         SURRENDER CHARGES FOR POLICY YEARS 2-10 AFTER DATE OF ISSUE OR
                             INCREASE IN FACE AMOUNT

To determine the surrender charge for 2nd to 10th Policy Years following the Date of Issue or face amount increase, multiply the surrender charge derived for the first year, as calculated in the table above by the factor listed below.

----------------------------------------------------------------------------------------------------------------------
 POLICY YEAR FOLLOWING FACE                                  POLICY YEAR FOLLOWING FACE
       AMOUNT INCREASE                     RATE                    AMOUNT INCREASE                   RATE
----------------------------------------------------------------------------------------------------------------------
                                                                          6                         44.44%
----------------------------------------------------------------------------------------------------------------------
              2                           88.88%                          7                         33.33%
----------------------------------------------------------------------------------------------------------------------
              3                           77.77%                          8                         22.22%
----------------------------------------------------------------------------------------------------------------------
              4                           66.66%                          9                         11.11%
----------------------------------------------------------------------------------------------------------------------
              5                           55.55%                         10                             0%
----------------------------------------------------------------------------------------------------------------------

If more than one surrender charge is in effect because or one or more increases in face amount, we will apply surrender and partial withdrawal charges in the following order:

        -       first, against the most recent increase;
        -       next, against the next most recent increase(s); and
        -       finally, against the initial face amount.

We can deduct a surrender charge on a decrease in the face amount or a partial withdrawal that results in a decrease in face amount (see "Surrenders and Partial Withdrawals"). Such a surrender charge is a fraction of the charge that would apply to a full surrender--the fraction being the ratio of the partial withdrawal or decrease in face amount to the total face amount immediately prior to the increase.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CALCULATE THESE CHARGES CAREFULLY BEFORE REQUESTING A SURRENDER OR DECREASE IN FACE AMOUNT. Under certain circumstances, the level of surrender charges may result in no cash surrender value available under your Policy.

PARTIAL WITHDRAWAL CHARGE

After the first Policy Year, you may withdraw a portion of your cash surrender value upon written request. For each partial withdrawal, we will deduct a transaction fee of 2.00% of the amount withdrawn, not to exceed $25. If the Policy has Death Benefit Options 1 and 3 in effect, we will also deduct a proportional amount of the full surrender charge based on the decrease in face amount resulting from the partial withdrawal.

We do not assess a partial withdrawal charge against that portion of the partial withdrawal that is the preferred partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Fixed Account each Policy Year at no charge. We reserve the right to limit the number of free transfers to 6 per Policy Year. This charge reimburses us for the administrative costs of processing the transfer.

- We currently deduct a $10 charge from the amount transferred over the number of free transfers permitted in a Policy Year. We may deduct up to $25 from the amount transferred where the transfer is made for each additional transfer made over the free amount during a Policy Year to compensate us for the costs of processing these transfers.

- For purposes of assessing the transfer charge, we consider each telephone, facsimile, [e-mail,] or written request to be one transfer, regardless of the number of Subaccounts (or Fixed Account) affected by the transfer.

- We deduct the transfer charge pro-rata from the account(s) from which the transfer is being made unless you have specified which account(s) from which the charge should be deducted.

- Transfers resulting from dollar cost averaging, account rebalancing, loans, and a conversion during the first 24 months from the Date of Issue or of the increase in face amount or a reallocation of Policy Value during the first 20 days after the Date of Issue do not count as transfers for the purpose of assessing this charge.

PROCESSING CHARGE

A processing charge of up to $25 [from the Policy Value] may be made for changing the payment allocation, changing the monthly deduction allocation among the Subaccounts and the Fixed Account, providing a hypothetical illustration, or printing a duplicate Policy to compensate us for costs of processing your request.

LOAN CHARGE

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan on each Policy Anniversary and will bear interest at the same rate of the loan. We charge an annual interest rate of 4.80% on standard loans, and 4.00% on preferred loans. We guarantee that the annual interest rate will never exceed 6.00% on standard loans, and 4.50% on preferred loans.

After offsetting the 4.00% interest we currently credit to the portion of the Fixed Account securing the loan, the net cost of the loans will be 0.80% for standard loans and 0% for preferred loans. Moreover, after offsetting the 4.00% interest, we guarantee we will credit to the portion of the Fixed Account securing the loan, the maximum guaranteed net cost of loans is 0.80% annually for standard loans and 0% annually for preferred loans.

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests; some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. For further information, consult the portfolios' prospectuses and the Fee Table in this prospectus.

FEDERAL TAX CONSIDERATIONS
================================================================================

The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal income tax purposes and receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to a Policy issued on a substandard basis (i.e., an underwriting class involving higher than standard mortality risk.) It is not clear whether such a Policy will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate net payments and Policy Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Variable Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Variable Account assets supporting the Policy.

In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Variable Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to be summarized here, but generally depend on the amount of net payments paid during the first 7 policy years. Certain changes in a policy after it is issued could also cause it to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. A reduction in the death benefit during the first seven Policy Years could cause the Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax adviser to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

- All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy value immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any net payments or other considerations paid for a Policy, plus any previously taxed distributions.

- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not a MEC are generally treated first as a recovery of your investment in the policy, and as taxable income after the recovery of all investment in the policy. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Standard loans from or secured by a policy that is not a MEC are generally not treated as distributions. However, the tax consequences of preferred loans from a policy that is not a MEC are uncertain and you should consult a tax adviser concerning those consequences.

Finally, neither distributions from nor loans from (or secured by) a policy that is not a MEC are subject to the 10% additional tax.

POLICY LOANS. If a loan is outstanding when the policy is cancelled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, loan interest will not be deductible. Before taking out a loan, you should consult a tax adviser as to the tax consequences. IF YOUR POLICY HAS A LARGE AMOUNT OF INDEBTEDNESS WHEN IT LAPSES OR IS SURRENDERED, YOU MIGHT OWE TAXES THAT ARE MUCH MORE THAN THE CASH SURRENDER VALUE.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the policy until the Policy Value is just high enough to pay off the outstanding loan. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, this strategy will fail to achieve its goal if the Policy is a MEC or becomes a MEC after the periodic borrowing begins. Second, this strategy has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions. Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Policy Value that could result in the policy lapsing. In that event, assuming loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse occurs. Anyone considering using the Policy as a source of tax-free income by taking out policy loans should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in such a strategy.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

ACCELERATED DEATH BENEFIT RIDER. The Federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain. You should consult a qualified tax adviser about the consequences of requesting payment under this rider. See "Death Benefit -- Accelerated Death Benefit Rider."

[ADD OTHER RIDERS]

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement . In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under Federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of Federal, state, and local estate, inheritance, generation-skipping, and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

TAX SHELTER REGULATIONS. Owners that are corporations should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.
Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, net payments, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

SPLIT DOLLAR ARRANGEMENTS. You may enter into a split dollar arrangement with another person(s) whereby the payment of net payments and the right to receive benefits under the Policy are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of an employee, the employer will pay the net payments and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any settlement in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the settlement the amount which he or she would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the settlement.]

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a net payments on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional net payments with respect to such arrangements.

FOREIGN TAX CREDITS. To the extent that any underlying eligible portfolio makes the appropriate election, certain foreign taxes paid by the portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policyowners.

SUPPLEMENTAL BENEFITS AND RIDERS. Contact our Variable Life Service Center for further discussion of the tax consequences associated with particular supplemental benefits and riders available under the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS
================================================================================

The following riders offering supplemental benefits are available under the Policy. Most of these riders are subject to age and underwriting requirements, and may be added or cancelled at any time. We generally deduct any monthly charges for these riders from Policy Value as part of the monthly deduction. The charges associated with certain of the riders may be reset annually. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details. The SAI contains a full description of each rider.

We currently offer the following riders and options under the Policy.

        -       Accelerated Death Benefit Rider
        -       Disability Waiver of Monthly Payment Rider
        -       Guaranteed Death Benefit Rider
        -       Other Insured Term Insurance Rider
        -       Term Insured Rider

ILLUSTRATIONS
================================================================================

The following illustrations have been prepared to help show how certain Policy Values under a sample Policy would change with different hypothetical rates of investment performance over an extended period of time. The illustrations show Policy Values and cash surrender values as well as death benefits. The tables illustrate how Policy Values and cash surrender values, which reflect all applicable charges and deductions, and death benefits of the Policy at the illustrated issue ages would have varied over time if the return on the assets of the portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The tables assume that an annual net payments of $1,000 was paid on the first day of each Policy Year and that there were never any loans. For comparison, the tables also show how the net payments would have accumulated if they had been invested in a typical interest-bearing account at a net interest rate of 5%.

The Policy Values, cash surrender values and death benefits shown in the tables reflect the hypothetical gross rate of return for each Subaccount as a result of expenses and fees incurred by the portfolios and the variable account, and as a result of monthly mortality and expense risk charges. The illustrations assume that the assets in the portfolios are subject to average annual portfolio expenses equal to [___]% of the average daily net assets (this does not include the monthly mortality and expense risk charge). This assumes an equal allocation of Policy Values between all Subaccounts, and is based on the arithmetic average of the total expense ratios of each of the portfolios for the last fiscal year. For information on portfolio expenses, see the Portfolio Expense Table above.

The illustrations also take into account the monthly charge assessed against each Subaccount for assuming mortality and expense risks. This charge is equivalent to an annual charge of ___%of the average daily net assets in the Subaccounts during the first 10 Policy Years and ___%thereafter. The illustrations take into account the payment expense charge, the cost of insurance charge, the monthly administrative fee, and the surrender charges where applicable. Since these charges vary by factors such as issue age, sex and underwriting class and other characteristics of the insured, the charges for your Policy are likely to differ significantly from the charges reflected in these illustrations.

Taking into consideration the assumed annual average portfolio expenses of ___% and the annual charges for monthly mortality and expense risks, the gross annual hypothetical rates of return of 0%, 6% and 12% correspond to approximate net annual hypothetical rates of return of ___%, ___% and ___% in years 1 through 10, ___%, ___% and ___% thereafter.

The tables illustrating Policy Values are based on the assumptions that the Policyowner pays the net payments indicated, does not change the principal sum, and does not make any withdrawals or take any Policy loans. The values under an actual Policy may be significantly different from those shown even if the portfolio returns average 0%, 6% or 12% but fluctuate over and under those averages throughout the years shown.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your Policy Value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your loan and withdrawal history.

Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy Values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Policyowner pays more than the stated net payments.

Separate illustrations on each of the following pages reflect our current cost of insurance charge and monthly administrative fee and the higher guaranteed maximum cost of insurance charge that we have the contractual right to charge. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.

The death benefits illustrated in the illustrations assume that the death benefit options increase in certain years, reflecting current Code requirements.

Zero values in the illustration indicate the Policy lapses unless net payments higher than those illustrated are paid.

These illustrations are based on our sex distinct rates for non-tobacco users.

Since the cost of insurance and other charges differ significantly based on issue age, sex, underwriting class and other factors, your Policy Value is likely to differ significantly from the Policy Values shown in these hypothetical illustrations. Upon request, we will furnish comparable illustrations based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations. Upon request, we will furnish a comparable illustrations based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations.
[ADD ILLUSTRATIONS]

SALE OF THE POLICIES
================================================================================

Canada Life of America Financial Services, Inc. ("CLAFS") acts as the principal underwriter for and general distributor of the Policies. CLAFS was organized under the laws of Georgia on January 18, 1988, and is a wholly-owned subsidiary of Canada Life Insurance Company of America and an affiliate of the Company. CLAFS is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). More information about CLAFS and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of CLAFS, by registered representatives of a broker-dealer having a selling agreement with CLAFS, or by registered representatives of a broker-dealer having a selling agreement with these broker-dealers. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable life insurance policies. CLAFS will pay distribution compensation to selling broker-dealers in varying amounts that, under normal circumstances, is not expected to exceed [6.5]% of net payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS' operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with these broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions.

We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

LEGAL PROCEEDINGS
================================================================================

Canada Life Insurance Company of America and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Account, the principal underwriter or the Company.

FINANCIAL STATEMENTS
================================================================================

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information ("SAI"). Our financial statements should be distinguished from the financial statements of the Variable Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Variable Life Service Center.

GLOSSARY
================================================================================

APPLICATION
The application you must complete to purchase a Policy plus all forms required by us or applicable law.

ACCEPTANCE
The Date of Issue if the application is approved with no changes requiring your consent; otherwise, the date we receive your written consent to any changes and sufficient net payments at our Variable Life Service Center.

AGE
How old the insured is on the birthday nearest to the most recent Policy Anniversary.

ASSIGNEE
The person to whom you have transferred your ownership of this Policy.

BASE DEATH BENEFIT
The amount payable under the base policy upon the death of the insured, before deductions for any outstanding loan and any unpaid monthly deductions or addition of rider benefits. The base death benefit depends on the death benefit option you select.

BASE POLICY
The base Policy is the Policy without any attached supplemental benefit riders.

BENEFICIARY
The person you name to receive the death benefit when the insured dies. The owner may designate primary, contingent and irrevocable beneficiaries.

CASH SURRENDER VALUE
The amount payable on a full surrender of the Policy. It is the Policy Value less any outstanding loan and surrender charges.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR) Canada Life Insurance Company of America.

DATE OF ISSUE
We measure the monthly processing date, Policy Months, Policy Years and Policy Anniversaries from this date. Insurance coverage does not begin until the Date of Issue.

DEATH BENEFIT
The amount we pay to the beneficiary if the insured dies while this Policy is in force. "Death Benefit" has the same meaning as the term "Net Death Benefit" in your Policy.

DUE PROOF OF DEATH
Proof of death that is satisfactory to us. Such proof may consist of: (i) a certified copy of the death certificate; or (ii) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

EARNINGS
The amount by which the Policy Value exceeds the sum of the net payments made, minus all withdrawals and withdrawal charges. Earnings are calculated at least once each month.

EVIDENCE OF INSURABILITY
Information, including medical information, that we use to determine the insured's underwriting class.

FACE AMOUNT
The amount of insurance coverage in effect under the Base Policy, including any additional increases or decreases. The initial face amount is shown on the Policy Details pages.

FINAL PAYMENT DATE
The Policy Anniversary nearest the insured's 100th birthday. After this date, which is shown on the Policy Details pages, no further payments may be made, other than full or partial loan repayments. There will be no further monthly deductions taken on or after the final payment date except for the monthly mortality and expense charges. Policy loans, partial withdrawals, and transfers among Subaccounts are not permitted after the final payment date.

FIXED ACCOUNT
Part of our general account that provides a fixed interest rate. This account is not part of and does not depend on the investment performance of the Variable Account.

FUNDS
Investment companies that are registered with the SEC.

GENERAL ACCOUNT
All our assets other than those held in a variable account.

GRACE PERIOD
A 62-day period after which a Policy will lapse if you do not make a sufficient payment.

HOME OFFICE
Our office located at 6201 Powers Ferry Road. N.W., Atlanta, GA 30339.

INDEBTEDNESS
The total amount of all outstanding Policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The face amount on the Date of Issue.

INSURANCE PROCEEDS
The amount we pay to the beneficiary when we receive due proof of the insured's death. We deduct any indebtedness and unpaid monthly deductions before making any payment.

ISSUE AGE
The insured's age on the insured's birthday nearest the Date of Issue.

LAPSE
What happens if your Policy terminates without value after a grace period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN FORECLOSURE
What happens if your Policy Value less outstanding loan is insufficient to cover the monthly deduction after a grace period. You may reinstate a foreclosed Policy, subject to certain conditions.

LOAN VALUE
The maximum amount you may borrow under the Policy.

MINIMUM PAYMENT PERIOD
A guarantee that the Policy will not lapse during this period if the requirements are met. The Minimum Payment Period requirement is met if, on each monthly processing date, the sum of all net payments you have made, less any outstanding loan, partial withdrawals, and partial withdrawal charges (excluding the transaction fee) equals or exceeds the cumulative total of the minimum monthly payments in effect from the Date of Issue to the monthly processing date.

MINIMUM INITIAL PAYMENTS
An amount equal to the minimum annual net payments (as set forth in your Policy) DIVIDED by the following factor (reflecting the frequency of your planned net payments): annual 1.0; semi-annual 2.0; quarterly 4.0; monthly 12.0.

MONTHLY DEDUCTION
Consists of the charges taken on each monthly processing date up to the final payment date, including the cost of insurance charge, monthly expense charge, monthly administration fee, and any monthly rider charges. This charge also includes the monthly mortality and expense charge which will continue to be assessed after the final payment date.

MONTHLY PROCESSING DATE
The date on which the monthly deduction is taken each month. This date is shown on the Policy Details pages. This is the same day as the Date of Issue in each successive month. If there is no day in a calendar month that coincides with the Date of Issue, or if that day falls on a day that is not a valuation day, then the monthly processing day is the next valuation day. On each monthly processing day, we determine Policy charges and deduct them from the Policy Value.

NET AMOUNT AT RISK
The net amount at risk on the monthly processing date is the base death benefit minus the Policy Value prior to the monthly deduction. On any other day the net amount at risk is the base death benefit minus the Policy Value. The net amount at risk can be determined on the monthly processing date or any other day.

NET PAYMENTS
Your payment minus the payment expense charge shown on the Policy Details pages.

OUTSTANDING LOAN
All Policy loans taken plus interest due or accrued, minus any loan payments made and interest earned.

PLANNED NET PAYMENTS
The net payments selected by the Policyowner at issue as the intended periodic payment to be made to this Policy.

POLICY ANNIVERSARY
The same date in each Policy Year as the Date of Issue.

POLICY CHANGE
Any change in the face amount, or the addition or deletion of a rider, underwriting classification, or change from Death Benefit Option 1 to Death Benefit Option 2, and vice versa.

POLICY DETAILS
Information specific to your Policy, located on the pages following the table of contents in your Policy.

POLICYOWNER (YOU OR YOUR)
The person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary.

POLICY VALUE
The sum of the Variable Account value and the Fixed Account Value.

POLICY YEAR
A year that starts on the Date of Issue or on a Policy Anniversary.

PORTFOLIOS
The investment portfolios of the Funds in which the Subaccounts invest.

PRO-RATA ALLOCATION
An allocation among the Fixed Account and the Subaccounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and in each Subaccount bear to the total unloaned Policy Value.

RIDER
A supplementary insurance contract that provides an optional benefit, which may be added to your Policy for an additional charge.

RIGHT TO EXAMINE PERIOD
The period described on the cover page of this Policy during which the Policyowner may cancel the Policy for a refund by returning it to the Company.

SUBACCOUNT
A subdivision of the Variable Account investing exclusively in the shares of a single portfolio.

UNDERWRITING CLASS
The insurance risk classification that we assign to the insured based on the information in the application and any other evidence of insurability that we consider. The insured's underwriting class affects the monthly deduction and the payment required to keep the Policy in force. It is shown on the Policy Details pages.

UNIT
A measurement used in the determination of the Policy's Variable Account value.

VALUATION DAY
A valuation day is each day that each Subaccount is valued. A valuation day is each day that our Variable Service Center and the New York Stock Exchange is open for trading. In addition to federal holidays, we are closed on the following days:_____. We do not conduct any business on those days.

VALUATION PERIOD
The period beginning at the close of business on one valuation day and continuing to the close of business on the next valuation day. The close of business is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

VARIABLE ACCOUNT
Canada Life of America Variable Life Account 1.

VARIABLE LIFE SERVICE CENTER
Our Variable Life Service Center as shown on the cover page of the Policy is located at P.O. Box 105662, Atlanta, Georgia, 30348-5662 telephone: (800) 905-1959.

WRITTEN NOTICE OR WRITTEN REQUEST
The written notice or request you must complete, sign, and send to us at our Variable Life Service Center to request or exercise your rights as Policyowner. To be complete, each written notice or written request must: (i) be in a form we accept; (ii) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right under the Policy you specify; and (iii) be received at our Variable Life Service Center.

                                                                      APPENDIX A

            DEATH BENEFIT OPTIONS 1 AND 2--GUIDELINE NET PAYMENT TEST
================================================================================

                          MINIMUM DEATH BENEFIT FACTORS

                        Age                     Percentage                       Age                     Percentage
                    [Through 40                    250%                           60                        130%
                         41                        243%                           61                        128%
                         42                        236%                           62                        126%
                         43                        229%                           63                        124%
                         44                        222%                           64                        122%

                         45                        215%                           65                        120%
                         46                        209%                           66                        119%
                         47                        203%                           67                        118%
                         48                        197%                           68                        117%
                         49                        191%                           69                        116%

                         50                        185%                           70                        115%
                         51                        178%                           71                        113%
                         52                        171%                           72                        111%
                         53                        164%                           73                        109%
                         54                        157%                           74                        107%

                         55                        150%                         75-90                       105%
                         56                        146%                           91                        104%
                         57                        142%                           92                        103%
                         58                        138%                           93                        102%
                         59                        134%                           94                        101%
                                                                                95-100                     100%]

                                                                      APPENDIX B

              DEATH BENEFIT OPTION 3--CASH VALUE ACCUMULATION TEST
================================================================================
                          MINIMUM DEATH BENEFIT FACTORS

                        Age                   Percentage                      Age                      Percentage

                        [35                     435.21%                        70                       151.05%
                         36                     419.38%                        71                       147.81%
                         37                     404.15%                        72                       144.77%
                         38                     389.54%                        73                       141.87%
                         39                     375.48%                        74                       139.14%

                         40                     361.95%                        75                       136.59%
                         41                     350.08%                        76                       134.20%
                         42                     338.66%                        77                       131.97%
                         43                     327.66%                        78                       129.86%
                         44                     317.08%                        79                       127.87%

                         45                     306.88%                        80                       125.98%
                         46                     297.07%                        81                       124.19%
                         47                     287.63%                        82                       122.49%
                         48                     278.55%                        83                       120.90%
                         49                     269.81%                        84                       119.43%

                         50                     261.40%                        85                       118.06%
                         51                     253.30%                        86                       116.81%
                         52                     245.52%                        87                       115.64%
                         53                     238.06%                        88                       114.55%
                         54                     230.91%                        89                       113.52%

                         55                     224.05%                        90                       112.52%
                         56                     217.49%                        91                       111.54%
                         57                     211.22%                        92                       110.54%
                         58                     205.21%                        93                       109.51%
                         59                     199.45%                        94                       108.40%

                         60                     193.93%                        95                       107.20%
                         61                     188.66%                        96                       105.91%
                         62                     183.62%                        97                       104.58%
                         63                     178.81%                        98                       103.37%
                         64                     174.23%                        99                       102.44%]

                         65                     169.87%
                         66                     165.73%
                         67                     161.79%
                         68                     158.04%
                         69                     154.46%

                                                                      APPENDIX C

                         MAXIMUM MONTHLY EXPENSE CHARGES
================================================================================

We compute a Monthly Expense Charge on the Date of Issue and on each increase in face amount. The Monthly Expense Charge is based on the age (on the Date of Issue or on the date of any increase in face amount), sex, and underwriting class of the insured, as indicated in the table below.

            MAXIMUM MONTHLY EXPENSE CHARGES PER $1,000 OF FACE AMOUNT

----------------------------------------------------------------------------------------------------------------------
 AGE AT ISSUE OR
     INCREASE             MALE        MALE TOBACCO        FEMALE          FEMALE           UNISEX          UNISEX
                      NON-TOBACCO                      NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO
----------------------------------------------------------------------------------------------------------------------

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

                                                                      APPENDIX C

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 AGE AT ISSUE OR
     INCREASE             MALE        MALE TOBACCO        FEMALE          FEMALE           UNISEX          UNISEX
                      NON-TOBACCO                      NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO
----------------------------------------------------------------------------------------------------------------------

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

EXAMPLES

[INSERT SAMPLE CALCULATIONS]

                                                                      APPENDIX D

                    CALCULATION OF MAXIMUM SURRENDER CHARGES
================================================================================

We compute a separate surrender charge on the Date of Issue and at the time of each increase in face amount. The maximum surrender charges are based on the age (on the Date of Issue and on the date of any increase in face amount), sex and underwriting class of the insured, as indicated in the table below.

               MAXIMUM SURRENDER CHARGE PER $1,000 OF FACE AMOUNT

----------------------------------------------------------------------------------------------------------------------
 AGE AT ISSUE OR
     INCREASE             MALE        MALE TOBACCO        FEMALE          FEMALE           UNISEX          UNISEX
                      NON-TOBACCO                      NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

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

                                                                      APPENDIX D

----------------------------------------------------------------------------------------------------------------------
 AGE AT ISSUE OR
     INCREASE             MALE        MALE TOBACCO        FEMALE          FEMALE           UNISEX          UNISEX
                      NON-TOBACCO                      NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

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

EXAMPLES

[INSERT SAMPLE CALCULATIONS

                                                                      APPENDIX E

                        EXAMPLES OF DEATH BENEFIT OPTIONS
================================================================================


For the purposes of the following examples, assume that the insured is under the age of 40, and that there is no outstanding loan.

Example using Death Benefit Option 1 -- Under Option 1, a Policy with a $100,000 face amount will have a base death benefit of $100,000. However, because the base death benefit must be equal to or greater than 250% of Policy Value (from APPENDIX A), if the Policy Value exceeds $40,000 the base death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $40,000 will increase the base death benefit by $2.50.

A Policy with a Policy Value of:

        - $50,000 will have a minimum death benefit of $125,000 (e.g., $50,000 X 2.50);

        - - $60,000 will have a minimum death benefit of $150,000(e.g., $60,000 X 2.50);

        - $75,000 will have a minimum death benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the base death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the base death benefit will be reduced from $150,000 to $125,000. However, the base death benefit will never be less than the face amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185% (from APPENDIX A). The base death benefit would be greater than $100,000 face amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the base death benefit by $1.85.

Example using Death Benefit Option 2 -- Under Option 2, assume that the insured is under the age of 40 and that there is no outstanding loan. The face amount of the Policy is $100,000. Under Death Benefit Option 2, a Policy with a face amount of $100,000 will produce a base death benefit of $100,000 plus Policy Value.

A Policy with Policy Value of:

        - $10,000 will produce a minimum death benefit of $110,000 (e.g., $100,000 + $10,000);

        - $25,000 will produce a minimum death benefit of $125,000 (e.g., $100,000 + $25,000);

        - $50,000 will produce a minimum death benefit of $150,000 (e.g., $100,000 +$50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the face amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the base death benefit by $2.50.

If the Policy Value is:

        - $70,000, the minimum death benefit will be $175,000 (e.g., $70,000 X 2.50);

        - $80,000, the minimum death benefit t will be $200,000 (e.g., $80,000 X 2.50);

        - $90,000, the minimum death benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the base death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the base death benefit will be reduced from $200,000 to $175,000. However, the base death benefit will be the face amount plus Policy Value when the Guideline Minimum Death Benefit is less than the face amount plus the Policy Value.

The Guideline Minimum Death Benefit Factor becomes lower as the insured's age increases. If the insured's age in the above example were 50, the base death benefit must be at least 185% of the Policy Value. The base death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the base death benefit by $1.85.

Example using Death Benefit Option 3 -- In this example assume that the insured is a male, age 35, preferred non-tobacco and that there is no outstanding loan. The Guideline Minimum Death Benefit Factor, for this example, would be 437%.

Under Death Benefit Option 3, a Policy with a face amount of $100,000 will have a base death benefit of $100,000. However, because the base death benefit must be equal to or greater than 437% of Policy Value (in Policy Year 1), if the Policy Value exceeds $22,883 the base death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the base death benefit by $4.37.

A Policy with a Policy Value of:

        - $50,000 will produce a minimum death benefit of $218,500 ($50,000 X 4.37);
        - $60,000 will produce a minimum death benefit of $262,200 ($60,000 X 4.37);
        - $75,000 will produce a minimum death benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of Policy Value will reduce the base death benefit by $4.37. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the base death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the base death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1). The base death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from Policy Value would change the base death benefit by $2.70.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
================================================================================

Additional Policy Information
    The Policy
    Our Right to Contest the Policy
    Policyowner
    Beneficiary
    Assignment
    Notification of Death
    Misstatement of Age or Sex
    Suicide Exclusion
    Non-Participation
    Net Payment Limitations
    Changing Death Benefit Options
    Payment Options
    Postponement of Payments
    Dollar Cost Averaging
    Account Rebalancing
    Change in Subaccount Investment Policy
    Cost of Insurance Charge
    Charge Discounts for Sales to Groups and Affiliates
    Policy Termination
Supplemental Benefits and Riders
    Accelerated Death Benefit Rider
    Rider
    Disability Waiver of Planned Net Payment Rider
    Guaranteed Death Benefit Rider
    Other Insured Term Insurance Rider
Performance Data
Additional Information
    IMSA
    The Portfolios
    Potential Conflicts of Interest
    Policies Issued in Conjunction with Employee Benefit Plans
    Legal Developments Regarding Unisex Actuarial Tables
    Safekeeping of Account Assets
    Reports to Policyowners
    Records
    Services and Third Party Administration Agreements
    Service Fees
    Principal Underwriter
    Legal Matters
    Experts
    Information about the Company
    Information about the Variable Account
    Other Information
    Financial Statements
Index to Financial Statements

[OUTSIDE BACK COVER PAGE]

To learn more about the Policy, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, please call us toll-free at 1-800-232-1335, or write to us at our Variable Life Service Center at P.O. Box 105662, Atlanta, GA 30348-9563. We will send you a copy of the SAI within 3 days of receipt of your request by means to ensure prompt delivery.

You may also call us toll-free or write to us at the Variable Life Service Center without charge if you wish to receive a copy of personalized illustrations of your Policy's death benefits, cash surrender values, and cash values, to request additional information about the Policy, and to ask questions about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet e-mail (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.








Investment Company Act of 1940 Registration File No. 811-09667

                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                  (REGISTRANT)

                                       OF

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                                   (DEPOSITOR)

                                   HOME OFFICE
                          6201 POWERS FERRY ROAD. N.W.
                                ATLANTA, GA 30339

                          VARIABLE LIFE SERVICE CENTER
                                 P.O. BOX 105662
                           ATLANTA, GEORGIA 30348-5662

                        PHONE: (800) 905-1959 (TOLL-FREE)
                                      FAX:

                       STATEMENT OF ADDITIONAL INFORMATION
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable universal life insurance policy (the "Policy") offered by Canada Life Insurance Company of America (we, our, us, or the Company). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003.

You may obtain a free copy of the prospectus by writing or calling us at our address or toll-free phone number shown above. Terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Additional Policy Information.........................................................1
   The Policy.........................................................................1
   Our Right to Contest the Policy....................................................1
   Beneficiary........................................................................1
   Assignment.........................................................................1
   Notification of Death..............................................................2
   Misstatement of Age or Sex.........................................................2
   Suicide Exclusion..................................................................2
   Non-Participation..................................................................2
   Premium Limitations................................................................2
   Dollar Cost Averaging..............................................................3
   Change in Subaccount Investment Policy.............................................3
   Charge Discounts for Sales to Groups and Affiliates................................3
   Policy Termination.................................................................4
Supplemental Benefits and Riders......................................................4
   Accelerated Death Benefit Rider....................................................4
   Disability Waiver of Monthly Payment Rider.........................................5
   Guaranteed Death Benefit Rider.....................................................6
   Other Insured Term Insurance Rider.................................................6
   Term Insurance Rider...............................................................7
Performance Data......................................................................8
Additional Information...............................................................12
   IMSA..............................................................................12
   The Portfolios....................................................................12
   Potential Conflicts of Interest...................................................13
   Policies Issued in Conjunction with Employee Benefit Plans........................13
   Safekeeping of Account Assets.....................................................13
   Reports to Owners.................................................................13
   Records...........................................................................14
   Services and Third Party Administration Agreements................................14
   Service Fees......................................................................14
   Principal Underwriter.............................................................14
   Legal Matters.....................................................................15
   Experts...........................................................................15
   Information about the Company.....................................................15
   Information about the Variable Account............................................16
   Other Information.................................................................16
   Financial Statements..............................................................16
Index to Financial Statements.........................................................1

ADDITIONAL POLICY INFORMATION
================================================================================

                                   THE POLICY

The entire contract is made up of the Policy, the application for the Policy, the application(s) to increase the face amount or to change the underwriting class, Policy Details page(s), any application for reinstatement of the Policy, any supplemental pages issued, and any riders or endorsements. We assume that the information you and the insured provide in any application is accurate and complete to the best of your knowledge. In the absence of fraud, all statements made in any application are deemed representations and not warranties. No statement will be used to contest this Policy or deny a claim unless it is contained in an application. Our representatives are not permitted to change this Policy or extend the time for paying premiums.

                         OUR RIGHT TO CONTEST THE POLICY

We will not contest this Policy after it has been in force during the insured's lifetime for two years from the Date of Issue or, if reinstated, for two years from the effective date of reinstatement. We will not contest any increase in the face amount or any increase to the Target Death Benefit Schedule once the increase has been in force during the insured's lifetime for two years following the effective date of the increase. Any contest that we make after a reinstatement or an increase in the face amount or Target Death Benefit Schedule will be limited to material statements made in the application for such reinstatement or increase.

                                   BENEFICIARY

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the insured dies. The beneficiary's interest will be affected by any assignment you make. If you assign this Policy as collateral, all or a portion of the net death benefit will first be paid to the assignee; any money left over from the amount due the assignee will go to those otherwise entitled to it.

Your choice of beneficiary may be revocable or irrevocable. You may change a revocable beneficiary by written request; but an irrevocable beneficiary must agree to any change in writing. You will also need an irrevocable beneficiary's permission to exercise other rights and options granted by this Policy. Unless you have asked otherwise, this Policy's beneficiary will be revocable.

Any change of the beneficiary must be requested before the date of death of the insured and while the Policy is in force. When we receive your request the change will take place on the date the request is signed. Any rights created by the change will be subject to any payments made, or actions taken, before we receive the written request.

If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have designated otherwise.

If a beneficiary dies before the insured, his or her interest in this Policy will pass to any surviving beneficiaries in proportion to their share in the death benefit, unless you have designated otherwise. If all beneficiaries die before the insured, the death benefit will pass to you or your estate.

                                   ASSIGNMENT

You may change the ownership of this Policy by sending us a written request at any time while the insured is living and the Policy is in force. An absolute assignment will transfer ownership of the Policy from you to another person called the assignee. You may also assign this Policy as collateral to an assignee. The limitations on your ownership rights while a collateral assignment is in effect are specified in the assignment.

We are not bound by an assignment or release thereof, unless it is in writing and recorded at the Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release. An assignment may have tax consequences.


                              NOTIFICATION OF DEATH

The death of the insured and/or the Policyowner(s) must be filed with us immediately, and we will require due proof of death. We will compute the net death benefit as of the date of death of the insured.

                           MISSTATEMENT OF AGE OR SEX

If the insured's date of birth or sex has been misstated, the proceeds payable will be the amount which the most recent cost of insurance charge deducted would have purchased for the correct age and sex. We will not reduce the base death benefit to less than the minimum death benefit required by federal law. No adjustment will be made if: (a) the insured dies after the final payment date; or (b) the last monthly cost of insurance charge was sufficient, using the correct age and sex, to purchase the net amount at risk in effect at the time such charge was taken.

                                SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within 2 years of the Date of Issue, we will pay the beneficiary an amount equal to the sum of all payments, without interest, less any outstanding loan balance and partial withdrawals. Insurance coverage under this Policy and all riders will then terminate. If this Policy is reinstated, a new two year exclusion period will begin on the effective date of the reinstatement unless prohibited by applicable state law.

If the insured commits suicide, while sane or insane, within 2 years of the effective date of an increase in the face amount or an increase to the Target Death Benefit Schedule, we will not recognize the increase. We will pay the beneficiary any net death benefit amount not subject to a suicide exclusion period, plus an amount equal to the monthly expense charges and the cost of insurance charges associated with the increase. Insurance coverage under this Policy and all riders will then terminate.

                                NON-PARTICIPATION

The Policy is not eligible for dividends and will not participate in our divisible surplus.

                               PREMIUM LIMITATIONS

You may make premium payments at any time while the insured is living and the Policy is force subject to certain conditions. We may limit the amount you pay to us in a Policy Year. We will refund the amount of any payment received that would cause your Policy to no longer qualify as a life insurance policy as defined by the Code, Section 7702, as amended. We will refund the amount of any payment received which would cause this Policy to become a Modified Endowment Contract ("MEC") as defined by the Code, Section 7702A, as amended, unless you provide us written notice that allowing your Policy to become a MEC is acceptable to you. If any payment would increase the base death benefit by more than the amount of such payment, we reserve the right to refund the payment or require satisfactory evidence of insurability for the amount of the increase above the payment amount. No premium payment may be made after the final payment date.

                              DOLLAR COST AVERAGING

You may choose to transfer on a periodic basis specific dollar amounts of at least $100 automatically from any Subaccount or the Fixed Account (either, a "source account") to any other Subaccount or the Fixed Account in amounts of at least $1.

To initiate dollar cost averaging ("DCA"), we must receive your written request on the required form. Once you have elected DCA, we will process transfers until one of the following occurs:

         - the balance of the source account is less than the specified DCA amount;

         -        we receive your written revocation of DCA; or

         -        we discontinue the service.

We reserve the right to change our procedures or to discontinue the DCA program for any reason upon 30 days of providing written notice to you. This option is not available on the 29th, 30th or 31st of each month. There is no charge for this feature.

                     CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Value in that Subaccount to another Subaccount or to the Fixed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

               CHARGE DISCOUNTS FOR SALES TO GROUPS AND AFFILIATES

The amount of surrender charges may be reduced or waived when the Policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. Such charge also may be waived when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; any selling broker-dealer; or any of their affiliates.

Generally, we reduce or waive charges based on a number of factors, including:

         -        the number of insureds;

         -        the size of the group of purchasers;

         -        the total premium expected to be paid;

         -        total assets under management for the Policyowner;

         -        the nature of the relationship among individual insureds;

         -        the purpose for which the Policies are being purchased;

         -        the expected persistency of individual Policies; and

         - any other circumstances rationally related to the expected reduction in expenses.

In no event will reduction or waiver of the surrender charge be permitted where such reduction or waiver will be discriminatory to any person.

                               POLICY TERMINATION

Your Policy will terminate on the earliest of:

         -        the end of a 62-day grace period without a sufficient payment;

         -        the date the insured dies; or

         -        the date you surrender your Policy.

SUPPLEMENTAL BENEFITS AND RIDERS

                         ACCELERATED DEATH BENEFIT RIDER

You may elect to receive a portion of the Death Benefit, called the "living benefit," prior to the Insured's death. You may only exercise this rider once. You may elect to receive payment under the rider either under the terminal illness option or the nursing home option.

An amount equal to the Outstanding Loan multiplied by the option percentage will be deducted from the living benefit. The remaining Outstanding Loan will continue in force.

The assumptions we use to calculate the living benefit may change from time to time. The factors used to compute the living benefit will be set and changed based on changes in our future expectations. We will not change these factors to recoup any prior losses or distribute past gains under the Rider.

You may exercise the rider if:

         -        the Policy is in force; and

         - a written consent has been given by any collateral assignee, irrevocable beneficiary and the Insured if You are not the insured; and Insured qualifies for the option You elect.

TERMINAL ILLNESS OPTION. You may exercise this rider under the terminal illness option if you provide proof of claim that the insured's life expectancy is 12 months or less. We will distribute equal monthly payments for 12 months or in a lump sum. If you elect to receive the rider benefit in 12 monthly payments, we will pay at least $85.21 per month for each $1,000 of living benefit. This assumes an annual interest rate of 5%.

If the Insured dies before all the payments have been made, we will pay the beneficiary in one sum the present value of the remaining payments due under this Rider calculated at the interest rate we use to determine those payments.

NURSING HOME OPTION. You may elect to receive the rider benefits under the nursing home option if (1) the insured is confined to an eligible nursing home and has been confined there continuously for the preceding six months; and (2) you provide proof of claim that the Insured is expected to remain in the nursing home until death.

We will distribute the benefit in level monthly payments at an annual interest rate of 5% or in a lump sum. If the Insured dies before all the payments have been made, we will pay the Beneficiary in one sum the present value of the remaining payments due under this Rider calculated at the interest rate we use to determine those payments. We reserve the right to set a maximum monthly benefit, which will not be less than $5,000.

EFFECT ON POLICY. We will decrease the death benefit by the rider benefit amount. This decrease will be effective on the monthly processing date following the date of your written request to exercise the rider. The face amount will be decreased or eliminated in the following order: (a) first, the most recent increase; (b) second, the next most recent increases successively; and (c) last, the initial Face Amount. We will not assess a surrender charge on any deduction in the face amount.

                   DISABILITY WAIVER OF MONTHLY PAYMENT RIDER

This rider provides that, during periods of total disability, we will add to the Policy Value on each monthly processing date the monthly waiver of payment benefit. The benefit amount is the greater of:

         -        the amount shown in the policy details pages; or

         - the minimum monthly payment for the face amount covered by this rider during a period when the minimum monthly payment applies; or

         - the monthly cost of insurance charges applicable to the face amount and other riders covered by this rider.

To receive the benefit, we must receive written notice of claim of the insured's total disability and evidence that the total disability (a) began while this rider was in force, (b) began before the Policy Anniversary nearest the insured's age 65, and (c) evidence that the disability has continued for at least four months. Written notice of claim must be sent to the Variable Life Service Center during the lifetime of the insured, while the insured is totally disabled, and not later than 12 months after this rider terminates. Proof of claim must be sent to the Variable Life Service Center no later than 6 months after the written notice of claim. Failure to give notice and proof of claim within the time required will not void or reduce any claim if it can be shown that notice and proof were given as soon as reasonably possible. Proof of total disability must be furnished at our request or the rider will terminate. This rider also will terminate on the first of the following to occur: (a) the Policy lapses or terminates; (b) the day before the Policy anniversary nearest age 65, except as provided in the benefit provision; and (c) the end of the Policy month following a request for termination.

CHARGES. Charges for this rider are paid as a part of the monthly deduction charges due under the Policy. The monthly charge is the waiver charge shown in the cost of insurance charge table multiplied by the lesser of: (a) one-half of the waiver of payment benefit shown on the rider details pages; or (b) the maximum waiver of payment benefit amount shown on the maximum monthly waiver of payment benefit table.

DEFINITION OF TOTAL DISABILITY. Total disability means the insured is unable to engage in an occupation as a result of disease or bodily injury including loss of hearing in both ears; the sight of both eyes; the use of both hands; the use of both feet; or the use of one hand and one foot. Occupation means attendance at school if the insured is not old enough to legally end his or her formal education; or (a) during the first 60 months of disability, the occupation of the insured when such disability began; and (b) thereafter, any occupation for which the insured is or becomes reasonably fitted by training, education, or experience. No waiver of payment benefit will be provided if total disability results, indirectly or directly, from (a) an act of war, whether such war is declared or undeclared, and the insured is a member of the armed forces of a country or combination of countries; or (b) any bodily injury occurring or disease first manifesting itself prior to the effective date of this rider. However, no claim for total disability commencing after two years from the effective date will be denied on the ground that the disease or impairment not excluded from coverage by name or specific description existed prior to the effective date of this rider.

BENEFITS. You will receive benefits at the Policy month following the date total disability begins or the Policy Anniversary nearest age 5, if later. We will not provide benefits for any period more than one year prior to the date we receive written notice of claim. We will credit the Policy Value with any benefit which applies to the time during which benefits are payable. We will allocate each monthly benefit in accordance with the payment allocation in effect on the date each benefit is credited to the Policy Value.

If the insured's total disability occurs before the Policy anniversary nearest age 60, you will stop receiving benefits when total disability ends. If the total disability occurs on or after the Policy anniversary nearest age 60, you will continue receiving benefits during such total disability but not beyond the Policy anniversary nearest age 65 or two years after the benefits begin, whichever is longer

We will stop paying benefits on the next monthly processing date following the end of a period of total disability.

You may change the amount of the benefit by written request if the insured is under age 60. The effective date of the changed benefit will be the first monthly processing date on or after all conditions are met. An increase in the benefit is subject to evidence of insurability satisfactory to us, payment of the amount needed to keep the Policy in force if the cash surrender value is less than the charges due under the Policy, and the benefits limits set forth in the maximum monthly waiver of payment benefit table in the rider. Any benefits that exceed the limits set forth in the table will be reduced.

                         GUARANTEED DEATH BENEFIT RIDER

You may elect the Guaranteed Death Benefit Rider only when you apply for the Policy. We guarantee that if the rider is in effect:

         - your Policy will not lapse regardless of the investment performance of the Variable Account; and

         - we will pay a death benefit the insured dies after the final payment date.

In order to maintain the Guaranteed Death Benefit Rider, you must meet the minimum premium payment tests on each Policy Anniversary and within 48 months following the Date of Issue and/or the date of any increase in face amount, as described below. When you elect the rider, we will deduct $25 from the Policy Value. Certain transactions, including taking any preferred loans, taking partial withdrawals, underwriting reclassifications, changing the face amount, and changing the death benefit option, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS. While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

         1.       the Minimum Payment Period requirement is met; and

         2. on each Policy Anniversary, (a) must exceed (b), where, since the Date of Issue: (a) is the sum of your payments, less any withdrawals, partial withdrawal charges and outstanding loan which is classified as a preferred loan; and (b) is the sum of the minimum Guaranteed Death Benefit payments as shown on the Policy Details page of the Policy.

If the Guaranteed Death Benefit Rider is in effect on the Final Payment Date, a guaranteed Death Benefit will be provided as long as the rider is in force. The Death Benefit will be the greater of: - the Face Amount as of the Final Payment Date; or - the Policy Value as of the date Due Proof of Death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

         -        foreclosure of any outstanding loan; or

         - the date on which the sum of your payments less withdrawals and preferred loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

         - any policy change that results in a negative guideline level premium;or

         - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 Policy years of the final payment date; or

         - a request for a partial withdrawal or preferred loan is made after the final payment date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first monthly processing date following the date the rider terminates.

                       OTHER INSURED TERM INSURANCE RIDER

This Rider provides a term insurance benefit for up to five other insureds. We will pay you a benefit upon the death of each of the insureds if the insured dies before his or her term insurance expiration date while this rider is in force. Currently, this benefit is available only for the spouse and children of the primary insured. You may add this rider at any time, subject to the then current underwriting standards and issue age constraints. You may cancel the rider at any time. This rider will terminate when the Policy lapses, or on the monthly processing date following a request for term insurance, whichever occurs first. Term insurance for each other insured will terminate on that other insured's term expiration date or when insurance coverage begins for an other insured under the conversion provisions of the rider.

CHARGES. Charges for this rider are paid as part of the monthly cost of insurance charges under the Policy. The rates for this fee vary by sex, underwriting class, risk class, and rider amount. The maximum charges for each other insured are shown in each other insured's policy details pages. We may reset the fee for this rider annually.

CHANGING THE BENEFITS. You may change the amount of term insurance of the other insureds under age 81 by written request during the lifetime of the other insured. To increase the amount of term insurance, you and the other insured must provide us with a completed application, a $50 transaction charge, and the amount needed to keep the Policy in force if the cash surrender value is less than this amount. The increased amount of term insurance will become effective on the first monthly processing date on or following the date all of the requirements are met. You may not increase the term insurance to less than our minimum limit in effect on the date of the request.

To decrease the amount of term insurance, you must send in a written request. The decrease will become effective on or following the monthly processing date after we receive your written request. We will decrease the term insurance in the following order: first, the most recent increase; second, the next most recent increases successively; and last, the original amount of term insurance. You may not decrease the term insurance to less than our minimum limit in effect on the date of the request.

CONVERSION. You may convert the term insurance on the life of an other insured under age 71 while the other insured is still alive and this rider is in force. The new policy will be a flexible premium variable life insurance policy. We will issue the new policy on the life of the other insured only, for the same underwriting class that applies to the other insured under this rider, and at the other insured's age and for the cost of insurance rates in use on the date of issue of the new policy. Term insurance for the other insured ends when coverage under the new policy begins.

If the insured dies while the Policy and the rider are in force, you may covert any other insured within 90 days after the insured's death. Term insurance will continue on the life of each covered other insured during the conversion period. The term insurance will begin on the date of the insured's death and will end on the first to occur of the expiration of the conversion period or the date of issue of the conversion policy.

                              TERM INSURANCE RIDER

Under this rider, we supplement the base death benefit if the insured dies while the rider is still in force. Unless otherwise requested, we will pay a benefit to the same beneficiary named under the base policy.

We will determine the value of the term benefit on each monthly processing date. The benefit will be the lesser of:

         - the term insurance amount (as shown in the Term Insurance Schedule Page); or

         - the term insurance amount less the excess of the minimum Death Benefit of the Policy over the Policy Face Amount (plus the Policy Value if the Death Benefit Option 2 is in effect).

During the lifetime of the insured and while the rider is in force, you may decrease the term benefit by written request. A request to decrease the amount of term insurance will be effective on the Monthly Processing Date following the date of the Written Request. We reserve the right to establish a minimum limit for any decrease.

CHARGES. The monthly term cost of insurance charge will be the term rider benefit amount as of the current monthly processing date, divided by 1,000 and multiplied by the term insurance rate shown in the Term Insurance schedule. charges for this rider are payable as part of the monthly deduction due under this policy. the maximum term charges for each year are shown in the Term Insurance schedule page.

TERMINATION.  This Rider will terminate on the first to occur of:

         -        the end of the grace period;

         -        the surrender of the Policy;

         -        the final payment date of the Policy;

         - the monthly processing date following a request for termination; or

         -        the rider expiration date.

PERFORMANCE DATA

In order to demonstrate how the actual investment performance of the portfolios could have affected the net death benefit, Policy Value, and cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

During extended periods of low interest rates, the yields of any Subaccount investing in a money market portfolio may also become extremely low and possibly negative.

We may show average annual total return performance information based on the periods that the underlying portfolios have been in existence, adjusted to reflect certain Policy fees and charges. The results for any period prior to the Policies and interests in the Subaccounts being offered will be calculated as if the Policies and interests in the Subaccounts had been offered during that period of time, reflecting only those charges assumed to apply to all Policy Owners ("Common Charges"). However, charges such as cost of insurance charges, monthly expense charges, and surrender charges, which are based on the insured's sex, age, and underwriting class and which therefore vary with each Policy, are not reflected in the rates of return shown below. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance. In the future, we will show total return and average annual total return performance information based on the periods that the Subaccounts have been in existence.

We may compare performance information in reports and promotional literature to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Shearson Lehman Aggregate Bond Index, other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets, other groups of variable life separate accounts or other investment products tracked by Lipper Inc., other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria, and The Consumer Price Index. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses. In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policyowners and prospective Policyowners. These topics may include: the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical payment and investment scenarios, financial management and tax and retirement planning, investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also show the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), and Standard & Poor's Insurance Rating Services ("S&P"). A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the underlying funds.

The following performance information is based on the periods that the underlying funds have been in existence. The performance information is calculated after deducting total underlying fund expenses and all common charges, including the monthly administration fee, monthly mortality and expense risk charge, and payment expense charge. The performance information does not reflect cost of insurance charges, monthly expense charges, surrender charges, partial withdrawal charges, or any monthly rider charges, transfer charges, or other administrative charges that may apply under the Policy. The cost of insurance charge, monthly expense charge, and surrender charge vary with each Policy and depend upon certain factors, such as sex, age, and underwriting class of the insured. The partial withdrawal charge is comprised of a 2% transaction fee of the amount withdrawn (not to exceed $25 for each partial withdrawal). THE RETURNS WOULD HAVE BEEN SIGNIFICANTLY LOWER IF SUCH CHARGES WERE REFLECTED.

It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year. "One-Year Total Return" refers to the total of the income generated by a Subaccount (had the Subaccount been in existence for the period), for the one-year period ended December 31, 2002. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

We may show "One-Year Total Returns," which refer to the total of the income generated by a Subaccount (had the Subaccount been in existence for the period), for a one-year period. We may also show "Average Annual Total Returns," which are based on the same charges and assumptions, but reflect the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying fund in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Policyowners should also refer to the hypothetical illustrations set forth in Appendix __--examples of death benefit, Policy Values, and accumulated payments and should request personalized illustrations which illustrate variations of the death benefit, Policy Values, and accumulated payments under their Policy.

    ADJUSTED HISTORIC AVERAGE ANNUAL TOTAL RETURNS OF PORTFOLIOS FOR PERIODS
           ENDING DECEMBER 31, 2002 SINCE INCEPTION OF THE PORTFOLIOS
              (INCLUDING MONTHLY DEDUCTIONS AND SURRENDER CHARGES)

The following performance information is based on the periods that the underlying portfolios have been in existence. The performance information is net of total underlying portfolio expenses and all portfolio charges. The data does reflect monthly charges under the Policy and surrender charges. It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year and that all premiums were allocated to each Subaccount individually.

                                         FOR THE 1-YEAR        FOR THE 5-YEAR       FOR THE 10-YEAR
                                          PERIOD ENDING        PERIOD ENDING         PERIOD ENDING       SINCE PORTFOLIO
PORTFOLIO                                   12/31/02              12/31/02             12/31/02             INCEPTION
ALGER AMERICAN GROWTH PORTFOLIO

ALGER AMERICAN LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN SMALL CAPITALIZATION
PORTFOLIO

                                         FOR THE 1-YEAR        FOR THE 5-YEAR       FOR THE 10-YEAR
                                          PERIOD ENDING        PERIOD ENDING         PERIOD ENDING       SINCE PORTFOLIO
PORTFOLIO                                   12/31/02              12/31/02             12/31/02             INCEPTION
BERGER IPT-INTERNATIONAL FUND

DREYFUS VIF-GROWTH AND INCOME
PORTFOLIO, INC.  (INITIAL SHARES)

DREYFUS VIF-APPRECIATION PORTFOLIO
(INITIAL SHARES)

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL SHARES)

FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP GROWTH PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP HIGH INCOME PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP INDEX 500 PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP INVESTMENT GRADE BOND
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP MONEY MARKET PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP OVERSEAS PORTFOLIO
(INITIAL CLASS)

GOLDMAN SACHS VIT CAPITAL GROWTH FUND

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND

GOLDMAN SACHS VIT GROWTH AND INCOME
FUND

LEVCO EQUITY VALUE FUND

MONTGOMERY VARIABLE SERIES:
WORLDWIDE EMERGING MARKETS FUND

SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO (CLASS 1)

SELIGMAN FRONTIER PORTFOLIO (CLASS 1)

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
(CLASS 2)

SELIGMAN SMALL CAP VALUE PORTFOLIO
(CLASS 2)

VAN ECK WORLDWIDE EMERGING MARKETS
FUND

VAN ECK WORLDWIDE REAL ESTATE FUND


We may also show average annual total return performance information based on the periods that the underlying portfolios have been in existence, after deducting total underlying portfolio expenses and all common charges except the payment expense charge. The payment expense charge equals ___% of each payment made under the policy, and is composed of a ___% premium tax charge, a ___% deferred acquisition costs ("DAC tax") charge, and a ___% front-end sales load charge. The returns would have been lower if the payment expense charge was reflected.

             AVERAGE ANNUAL TOTAL RETURNS OF PORTFOLIOS FOR PERIODS
           ENDING DECEMBER 31, 2002 SINCE INCEPTION OF THE PORTFOLIO
  (EXCLUDING MONTHLY DEDUCTIONS, PAYMENT EXPENSE CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the underlying portfolios have been in existence. The performance information is net of total underlying portfolio expenses and all portfolio charges. The data does not reflect any reductions for the monthly deduction under the Policy, the payment expense charge, or surrender charges. PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IF THESE CHARGES THAT ARE DEDUCTED FROM EVERY POLICY WERE REFLECTED. It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year and that all premiums were allocated to each Subaccount individually.

                                     FOR THE 1-YEAR        FOR THE 5-YEAR       FOR THE 10-YEAR
                                      PERIOD ENDING        PERIOD ENDING         PERIOD ENDING       SINCE PORTFOLIO
PORTFOLIO                               12/31/02              12/31/02             12/31/02             INCEPTION
ALGER AMERICAN GROWTH PORTFOLIO

ALGER AMERICAN LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

BERGER IPT-INTERNATIONAL FUND

DREYFUS VIF-GROWTH AND INCOME
PORTFOLIO, INC.  (INITIAL SHARES)

DREYFUS VIF-APPRECIATION
PORTFOLIO (INITIAL SHARES)

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL
SHARES)

FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP GROWTH PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP GROWTH
OPPORTUNITIES PORTFOLIO (INITIAL
CLASS)

FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP INDEX 500 PORTFOLIO
(INITIAL CLASS)

FIDELITY VIP INVESTMENT GRADE
BOND PORTFOLIO (INITIAL CLASS)

FIDELITY VIP MONEY MARKET
PORTFOLIO (INITIAL CLASS)

FIDELITY VIP OVERSEAS PORTFOLIO
(INITIAL CLASS)

GOLDMAN SACHS VIT CAPITAL GROWTH
FUND

GOLDMAN SACHS VIT CORE(SM) U.S.
EQUITY FUND

GOLDMAN SACHS VIT GROWTH AND
INCOME FUND

LEVCO EQUITY VALUE FUND

                                     FOR THE 1-YEAR        FOR THE 5-YEAR       FOR THE 10-YEAR
                                      PERIOD ENDING        PERIOD ENDING         PERIOD ENDING       SINCE PORTFOLIO
PORTFOLIO                               12/31/02              12/31/02             12/31/02             INCEPTION
MONTGOMERY VARIABLE SERIES:
WORLDWIDE EMERGING MARKETS FUND

SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO (CLASS 1)

SELIGMAN FRONTIER PORTFOLIO
(CLASS 1)

SELIGMAN GLOBAL TECHNOLOGY
PORTFOLIO (CLASS 2)

SELIGMAN SMALL CAP VALUE
PORTFOLIO (CLASS 2)

VAN ECK WORLDWIDE EMERGING
MARKETS FUND

VAN ECK WORLDWIDE REAL ESTATE
FUND


We may show "One-Year Total Returns," which refer to the total returns generated by a Subaccount (had the Subaccount been in existence for the period), for a one-year period. We may also show "Average Annual Total Returns," which are based on the same charges and assumptions, but reflect the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying fund in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

ADDITIONAL INFORMATION

                                      IMSA

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a rigorous set of ethical standards involving the sales and service of individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products. As a member of IMSA, we may use the IMSA logo and language in advertisements.

                                 THE PORTFOLIOS

These portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance of the portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

                         POTENTIAL CONFLICTS OF INTEREST

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the Policies or replacing the portfolio with another portfolio.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

We or our affiliates maintain records of all purchases and redemptions of portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                REPORTS TO OWNERS

We will mail a report to you at your last known address at least once a year without charge. This report will provide the following information.

         -        the period covered by the report;

         -        death benefit;

         -        current net payment allocations;

         -        Policy Values in each Subaccount and in the Fixed Account;

         -        the value of the Policy if You surrender it;

         - payments and withdrawals made by you and monthly deductions by us since the last report;

         -        outstanding loan amount;

         -        cash surrender value; and

         -        any other information required by law.

Policyowners will also receive confirmation of each financial transaction including:

         -        payments;

         -        transfers;

         -        partial withdrawals;

         -        surrenders; and

         - any other transactions requiring confirmation under applicable law.

We will send you a semi-annual report containing the financial statements of each portfolio in which you are invested.

                                     RECORDS

We will maintain all records and accounts relating to the Variable Account at our Home Office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

               SERVICES AND THIRD PARTY ADMINISTRATION AGREEMENTS

We have entered into a Master Remote Processing Agreement ("Services Agreement") with McCamish Systems, L.L.C., an insurance administrator organized and existing under the laws of [Georgia]. Under the Services Agreement, McCamish Systems, L.L.C. provides, at the Administrative Center, on our behalf, [list of services.]

                                  SERVICE FEES

We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to [ ]% and is based on the value of portfolio shares held for the Policy. We may also receive a portion of the 12b-1 fees and service fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

                              PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. ("CLAFS"), a wholly owned subsidiary of Canada Life Insurance Company of America and an affiliate of the Company, is the principal underwriter of the Policies described herein. CLAFS is located at 6201 Powers Ferry Road, N.W., Atlanta, Georgia 30339. The offering of the Policies is continuous, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies at any time.

CLAFS has not received any amounts as commissions in the past three (3) years for serving as principal underwriter of the variable life insurance policies issued by Canada Life Insurance Company of America.

The Policy will be sold by our licensed life insurance agents and who are also registered representatives of CLAFS, or who has a selling agreement with CLAFS. CLAFS will pay distribution compensation to selling broker-dealers in varying amounts that, under normal circumstances, is not expected to exceed [6.5]% of premium payments under the Policies.

We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

THE AGGREGATE DOLLAR AMOUNT OF UNDERWRITING COMMISSIONS PAID TO, AND THE AMOUNT RETAINED BY, THE PRINCIPAL UNDERWRITER FOR EACH OF THE REGISTRANT'S LAST THREE YEARS IS _____.

                                  LEGAL MATTERS

All matters relating to applicable state law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards, Esq. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws applicable to the issue and sale of the Policy.

                                     EXPERTS

The Financial Statements listed on page __ have been included in this SAI, which is a part of the registration statement, in reliance on the reports of Ernst & Young LLP, independent auditors, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus and/or SAI have been examined by Mark Costello, [Title], as stated in his opinion filed as an exhibit to the Registration Statement.

                          INFORMATION ABOUT THE COMPANY

We are a stock life insurance company incorporated under Michigan law on April 12, 1988, and subject to regulation by the Michigan Insurance Bureau. We are principally engaged in issuing and reinsuring annuity and life insurance policies. Our Variable Life Service Center is located at P.O. Box 105662, Atlanta. Georgia 30348-5662.

We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 2002 of approximately $__ billion (U.S. dollars).

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

                     INFORMATION ABOUT THE VARIABLE ACCOUNT

The Variable Account is a separate investment account established under Michigan law on July 22, 1988. We own the assets in the Variable Account and we are obligated to pay all benefits under the Policies. We may use the Variable Account to support other variable life insurance policies we issue. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2002 and the related statements of operations and statements of changes in net assets for each of the three years in the period then ended. Ernst & Young LLP, independent auditors, of 600 Peachtree Street NE, Suite 2800, Atlanta, GA 30308, serves as independent auditors for the Variable Account.

Our statements of financial condition as of December 31, 2002 and 2001 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2002, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

INDEX TO FINANCIAL STATEMENTS

Canada Life of America Variable Life Variable Account 1
     Report of Independent Accountants...................................................................
     Statements of Assets and Liabilities, December 31, 2002.............................................
     Statements of Operations for the Years Ended December 31, 2002, 2001 and 2000.......................
     Statements of Changes in Net Assets for the Years Ended December 31, 2002, 2001, and 2000
     Notes to Financial Statements.......................................................................
Canada Life Insurance Company Of America
     Report of Independent Accountants...................................................................
     Statutory Balance Sheets, December 31, 2002 and 2001................................................
     Statutory Statements of Operations for the Years Ended December 31, 2002, 2001 and 2000 ............
     Statutory Statements of Capital and Surplus for the Years Ended December 31, 2002, 2001 and 2000 ...
     Statutory Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000 ............
     Notes to Statutory Financial Statements.............................................................

================================================================================
                                 Advisor
        FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                Issued by
             CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                   and
                CANADA LIFE INSURANCE COMPANY OF AMERICA

      Home Office                           Variable Life Service Center
6201 POWERS FERRY ROAD, N.W.                       P.O. BOX 105662
    ATLANTA, GA 30339                          ATLANTA, GA 30348-5662
     1-800-232-1335
================================================================================

                                   PROSPECTUS

                                   MAY 1, 2003

For sale by registered representatives who are investment advisors only. There is no assurance that any adviser will successfully predict market fluctuations.

This prospectus describes an individual, flexible premium variable universal life insurance policy (the Policy) issued by Canada Life Insurance Company of America (we, our, us, or the Company). The Policy offers lifetime insurance protection, with a life insurance benefit payable if the insured dies while the Policy is in effect.

This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. REPLACING ANY EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. AND IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR TO MAINTAIN THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY.

Your Policy allows you to choose how you want to invest net payments. You have the option to choose from 28 Subaccounts and the Fixed Account. Money you put in a Subaccount is invested exclusively in a single portfolio that is managed by a professional investment adviser. Your investments in the portfolios through the Subaccounts are not guaranteed and involve varying degrees of risk. Money you direct to the Fixed Account earns interest at an annual rate guaranteed by us not to be less than 4%.

A prospectus for each of the portfolios available through the Subaccounts of this Policy must accompany this prospectus. Please read these documents before investing and save them for future reference.

The portfolios available through this Policy are:

      -     THE ALGER AMERICAN FUND
            Growth Portfolio
            Leveraged Allcap Portfolio
            Midcap Growth Portfolio
            Small Capitalization Portfolio

      -     BERGER INSTITUTIONAL PRODUCTS TRUST
            International Fund

      -     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

      -     DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
            Appreciation Portfolio
            Growth and Income Portfolio

      - FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (INITIAL CLASS) Asset Manager(SM) Portfolio
            Contrafund(R) Portfolio
            Growth Portfolio
            Growth Opportunities Portfolio
            High Income Portfolio
            Index 500 Portfolio
            Investment Grade Bond Portfolio
            Money Market Portfolio
            Overseas Portfolio

      -     GOLDMAN SACHS VARIABLE INSURANCE TRUST
            Capital Growth Fund
            Core(SM) U.S. Equity Fund
            Growth and Income Fund

      -     LEVCO SERIES TRUST
            Equity Value Fund

      -     THE MONTGOMERY FUNDS III
            Emerging Markets Fund

      -     PROFUNDS VP
            Money Market Fund
            Bull Plus Fund
            UltraMid-Cap Fund
            UltraOTC Fund
            UltraSmall-Cap Fund
            Bear Fund

      -     SELIGMAN PORTFOLIOS, INC. (CLASS 1)
            Communications and Information Portfolio (Class 1)
            Frontier Portfolio (Class 1)
            Global Technology Portfolio (Class 2)
            Small-Cap Value Portfolio (Class 2)

      -     VAN ECK WORLDWIDE INSURANCE TRUST
            Worldwide Emerging Markets Fund
            Worldwide Real Estate Fund

================================================================================
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

INVESTMENT RISK -- Your Policy Value will vary according to the investment performance of the portfolio(s) in which you invest, the Policy charges we deduct from your Policy Value, and the payments you make to the Subaccounts and the Fixed Account. You bear investment risk on amounts you allocate to the Subaccounts. You may be required to pay additional payments to keep the Policy in force. The Policy is not suitable for short-term investment because the surrender charge is considerable.

LOANS AND WITHDRAWALS - You may borrow against or withdraw money from this Policy, within limits. Loans and withdrawals reduce the Policy's life insurance benefit and cash surrender value, and increase your risk that the Policy will lapse without value. If your Policy lapses while loans are outstanding, you will have no Policy Value and you will likely have to pay a significant amount in additional taxes.

PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS:

-     ARE NOT GUARANTEED TO PROVIDE ANY BENEFITS;

-     ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

- ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF A BANK AND ARE NOT BANK GUARANTEED; AND

- ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED, TAX RISKS AND POLICY LAPSE.

The date of this Prospectus is May 1, 2003

TABLE OF CONTENTS

Policy Benefits/Risks Summary...........................4
Policy Benefits.........................................4
   The Policy in General................................4
   Net Payments.........................................4
   No-Lapse Guarantee...................................2
   Variable Death Benefit...............................2
   Surrender and Partial Withdrawals....................2
   Transfers............................................3
   Loans................................................3
   Supplemental Benefits and Riders.....................3
   Personalized Illustration............................3
Policy Risks............................................4
   Risk of Poor Investment Performance..................4
   Increase in Current Fees and Expenses................4
   Risk of Policy Lapse.................................4
   Tax Risks............................................5
   Surrender and Partial Withdrawal Risks...............5
   Loan Risks...........................................5
Portfolio Risks.........................................5
Fee Table...............................................6
The Policy.............................................14
   Purchasing a Policy.................................14
   Applying for a Policy...............................14
   When Insurance Coverage Takes Effect................14
   Canceling a Policy (Right to Examine Period)........14
   State Variations....................................15
   Ownership Rights....................................15
   Modifying the Policy................................15
   Other Policies......................................16
Net Payments...........................................16
   Allocating Net Payments.............................18
   Net Payments Before the Date of Issue...............18
   Net Payments During the Right to Examine Period.....18
   Allocating Net Payments to the ProFunds VP
      Subaccounts......................................19
Values Under the Policy................................20
   Policy Value........................................20
   Cash Surrender Value................................20
   Subaccount Value....................................20
   Unit Value..........................................21
   Fixed Account Value.................................21
Death Benefit..........................................21
   Death Benefit On or Before the Final Payment Date...22
   Death Benefit After the Final Payment Date..........22
   Base Death Benefit Options..........................22
   Minimum Death Benefit...............................23
   Changing Death Benefit Options......................23
   Selecting and Changing the Face Amount..............24
   Payment Options.....................................25
Loans..................................................26
   Repayment of the Outstanding Loan...................27
   Effect of a Policy Loan on the Policy...............27
Surrenders and Partial Withdrawals.....................28
   Surrenders..........................................28
   Partial Withdrawals.................................28
   Postponement of Payments............................29
Transfers..............................................30
Conversion Rights Following the Date of Issue or
      Increase in Face Amount..........................31
Telephone, Facsimile, and E-mail Requests..............32
Policy Lapse, Loan Foreclosure, and Reinstatement......32
   Lapse...............................................32
   Loan Foreclosure....................................33
   Reinstatement.......................................34
The Company and the Fixed Account......................34
   Canada Life Insurance Company of America............34
   The Fixed Account...................................34
The Variable Account and the Portfolios................35
   The Variable Account................................35
   The Portfolios......................................36
   Voting Portfolio Shares.............................38
Charges and Deductions.................................39
   Payment Expense Charge..............................39
   Monthly Deduction...................................40
   Surrender Charge....................................42
   Partial Withdrawal Charge...........................43
   Transfer Charge.....................................43
   Processing Charge...................................43
   Loan Charge.........................................43
   Portfolio Expenses..................................44
Federal Tax Considerations.............................44
   Tax Treatment of Policy Benefits....................44
Supplemental Benefits and Riders.......................48
Illustrations..........................................48
Sale of the Policies...................................49
Legal Proceedings......................................50
Financial Statements...................................50
Death Benefit Options 1 and 2--
      Guideline Net Payment Test.......................54
Death Benefit Option 3--Cash Value Accumulation Test...55
Maximum Monthly Expense Charges........................56
Calculation of Maximum Surrender Charges...............58
Examples of Death Benefit Options......................60
Statement of Additional Information Table of Contents..62

POLICY BENEFITS/RISKS SUMMARY

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A GLOSSARY AT THE END OF THIS PROSPECTUS THAT DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

      POLICY BENEFITS

THE POLICY IN GENERAL

- TAX-DEFERRED ACCUMULATION: The Canada Life Advisor is a flexible premium variable life insurance policy. The Policy offers lifetime insurance protection, with a death benefit payable if the insured dies while the Policy is in effect. The Policy also provides the opportunity for tax-deferred accumulation of Policy Value. Your Policy Value will increase or decrease depending on the investment performance of the Subaccounts, the payments you make, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (loans, withdrawals, transfers) on your Policy Value.

- FIXED CONDITIONAL INSURANCE: If you make an initial payment with your application of at least one minimum monthly payment, we will generally provide you with fixed conditional insurance during the underwriting process.

- FIXED ACCOUNT: You may place money in the Fixed Account where it earns at least 4.00% annual interest. We may declare higher rates of interest, but are not obligated to do so. The Fixed Account is part of our general account.

- VARIABLE ACCOUNT: You may direct the money in your Policy to any of the Subaccounts of the Variable Account. Each Subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in each Subaccount is subject to investment risk (that is, it may increase or decline in value) and its value will vary each valuation day according to the investment performance of the portfolio in which each Subaccount invests.

- SOLD THROUGH INVESTMENT ADVISOR: If you decide to invest your Policy Value into a ProFunds VP Subaccount, you select, supervise, and pay for an outside investment advisor to manage your investment.

NET PAYMENTS

- FLEXIBLE PAYMENTS: After you pay the minimum initial payment, you can make additional payments at any time while the insured is alive and the Policy is in force, and before the final payment date. You may pay total net payments up to the maximum payment limits that apply to your Policy. PLEASE CONTACT OUR VARIABLE LIFE SERVICE CENTER OR YOUR AGENT TO LEARN MORE ABOUT YOUR NET PAYMENT LIMITS. You may select a payment plan to pay planned periodic payments. Making scheduled payments will not guarantee that your Policy will stay in force, except as otherwise provided under the no-lapse guarantee of this Policy. You may also choose to have payments automatically deducted monthly from your bank account or other source under our automatic payment plan.

- MINIMUM MONTHLY PAYMENTS: You increase your risk of lapse if you do not regularly make payments that are at least as large as the current minimum monthly payment, shown on your Policy Details page. Under certain circumstances, extra payments may be required to prevent lapse.

- RIGHT TO EXAMINE PERIOD: You have the right to examine this Policy and if not satisfied, you may return the Policy to our Variable Life Service Center or to one of our representatives before the end of your free look period and receive a refund. Your right to examine period begins on the day you receive your Policy and generally lasts 10 days. We will mail a refund to you within 7 days after our receipt of the returned Policy. The amount of your refund will depend on whether your state requires a full refund of payments or a refund the Policy Value.

NO-LAPSE GUARANTEE

- We guarantee that your Policy will not lapse for the length of the Minimum Payment Period (48 Policy Months from the Date of Issue or an increase in face amount), so long as you meet certain conditions. For this guarantee to stay in force, we require that, on each monthly processing date, you have paid total net payments (MINUS any outstanding loan, and MINUS ANY partial withdrawals and partial withdrawal charges) that equal or exceed the sum of the minimum monthly payments in effect for each month from the Date of Issue and/or an increase in face amount up to and including the current monthly processing date.

- We may increase the amount of your minimum monthly payment if you receive a change in your underwriting classification, change your face amount, or if you add or change a rider.

VARIABLE DEATH BENEFIT

If the insured dies while the Policy is in force, we will pay the death benefit to the beneficiary. The amount of the death benefit depends upon the face amount of insurance you select, as well as the death benefit option and any riders in effect on the date of the insured's death. Before paying the beneficiary, we will reduce the death benefit by any outstanding loan and unpaid charges.

- CHOICE AMONG THREE DEATH BENEFIT OPTIONS. You may choose one of the three death benefit options under the Base Policy when you apply for the Policy. We offer the following:

      - DEATH BENEFIT OPTIONS 1 AND 3: The base death benefit is equal to the greater of: (1) the face amount (which is the amount of insurance you select); OR (2) the minimum death benefit.

      - DEATH BENEFIT OPTION 2: The base death benefit is equal to the greater of: (1) the face amount PLUS the Policy Value on the date of the insured's death; or (2) the minimum death benefit.

      - The chosen death benefit will affect the amount of the death benefit and the monthly deductions from the Policy, among other things. The death benefit option will also affect the amount and frequency of the net payments you must make to keep the Policy in force and the maximum payments you may pay under the Policy.

- CHOICE OF TAX TESTS. The Policy allows you to choose between two tax tests: the Guideline Premium Test (Death Benefit Options 1 and 2) and the Cash Value Accumulation Test (Death Benefit Option 3). Your election may affect the amount of the death benefit and the monthly deduction. There are two main differences between the two tests. First, the Guideline Premium Test limits the amount of net payments you may pay into the Policy, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the minimum death benefit under the Guideline Premium Test are different from those under the Cash Value Accumulation Test. You may not change tests. YOU SHOULD CONSULT A TAX ADVISOR WHEN CHOOSING THE TAX TEST.

- DEATH BENEFIT. Under the Policy, we will pay a death benefit to the beneficiary if the insured dies while this Policy is in force.

      - If the insured dies on or before the final payment date, the death benefit equals the base death benefit in effect on the insured's date of death, plus any additional death benefits provided by any rider(s) you selected, minus any outstanding loan and any unpaid monthly deduction.

      - After the final payment date, the death benefit is calculated differently.

SURRENDER AND PARTIAL WITHDRAWALS

- Your Policy may develop net cash values that you can access at any time prior to the death of the insured, or the final payment date, if earlier.

- SURRENDER: At any time while the Policy is in force and the insured is living, you may submit a written request to surrender the Policy for its cash surrender value. Surrender charges may apply. A surrender may have tax consequences.

- PARTIAL WITHDRAWALS: After the first Policy Year, you may submit a written request to withdraw part of the cash surrender value, subject to certain limitations. Each partial withdrawal must be at least $200. Charges may apply. Partial withdrawals may have tax consequence and may decrease your Policy's face amount.

TRANSFERS

- TRANSFERS: Before the final payment date while the insured is still living and the Policy is in force, you may transfer amounts between the Fixed Account and the Subaccounts or among the Subaccounts, within limits. Currently, you will not be charged for the first 12 transfers in a Policy Year. We may charge up to $25 for each additional transfer during a Policy Year.

      - DOLLAR COST AVERAGING AND ACCOUNT REBALANCING. We offer both services with this Policy.

LOANS

- LOANS: You may borrow up to 90.00% of the (Policy Value minus any surrender charges) minus any outstanding loan balance as of the date of the loan. Two types of loans may be available to you:

      - STANDARD LOAN. A standard loan option is always available to you. We will charge interest daily on the amount of the loan at a current annual rate of 4.80%. This current rate of interest may change, but is guaranteed not to exceed 6.00%. However, we also will credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a standard loan is 4.00%.

      - PREFERRED LOAN. A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of the outstanding loan that is attributable to earnings on your Policy Value. We will charge interest daily on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy Value securing a preferred loan is 4.00%.

      - THERE ARE RISKS ASSOCIATED WITH POLICY LOANS. There is a risk that the Policy may lapse, if you do not repay the outstanding loan. LOANS MAY HAVE TAX CONSEQUENCES. PLEASE CONSULT A TAX ADVISER BEFORE BORROWING AGAINST ANY OF THE POLICY VALUE.

SUPPLEMENTAL BENEFITS AND RIDERS

- We offer several optional insurance benefits and riders that provide supplemental benefits under the Policy. WE generally deduct any monthly charges for these options and riders from Policy Value as part of the monthly deduction. Your agent can help you determine whether any of these options and riders is suitable for you. These riders may not be available in all states. Among the available riders are:

      - ACCELERATED DEATH BENEFIT RIDER. Under the Accelerated Death Benefit Rider, you may receive part of the death benefit before the insured dies if the insured becomes terminally ill or is permanently confined to a nursing home. This rider may be elected at any time for no charge.

      - GUARANTEED DEATH BENEFIT RIDER. Under the Guaranteed Death Benefit Rider, (i) we guarantee that your Policy will not lapse, regardless of the performance of the Subaccounts, provided certain conditions are met, and (ii) you will receive a guaranteed death benefit (minus any unpaid charges or outstanding loan on the insured's date of death) after the final payment date. This rider may be elected only at issue and, once terminated, may not be reinstated. In order to maintain the rider, a certain level of net payments must be made. Certain transactions (preferred loans and partial withdrawals after the final payment date) will result in the termination of the rider.

      - TERM LIFE INSURANCE RIDER. Under the Term Life Insurance Rider, we supplement the death benefit under the Base Policy (the Policy without any supplemental riders) upon the insured's death. Subject to certain conditions, this rider may enable you to receive a minimum death benefit, even if your Policy Value declines due to the poor investment performance of the Subaccounts you have selected. This rider will terminate without value on the final payment date.

PERSONALIZED ILLUSTRATION

You will [may] receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances (your age, gender and underwriting class). These hypothetical illustrations may help you to understand the long-term effects on your Policy Value and death benefit of different levels of investment performance on your Policy Value and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of net payments accumulated with interest and demonstrate that the cash surrender value may be low (compared to the net payments made plus accumulated interest) if you surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash surrender value.

                                  POLICY RISKS

RISK OF POOR INVESTMENT PERFORMANCE

If you invest your Policy Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Subaccounts will be unfavorable and that the Policy Value will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional net payments. In addition, we deduct Policy fees and charges from your Policy Value, which can significantly reduce your Policy Value in the Subaccounts and the Fixed Account. During times of declining investment performance, the deduction for charges based on the net amount at risk could accelerate and further reduce your Policy Value in the Subaccounts and the Fixed Account. If you allocate net payments to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4.00%.

INCREASE IN CURRENT FEES AND EXPENSES

Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of payments to keep the Policy in force.

RISK OF POLICY LAPSE

Your Policy will generally lapse (that is, terminate without value) during the Minimum Payment Period if either: (1) your loan forecloses, or (2) both the Policy Value minus any outstanding loan is less than the amount needed to pay the next monthly deduction plus loan interest accrued, and the payment requirements of the Minimum Payment Period are not met. After the Minimum Payment Period, your Policy will lapse if either (1) your loan forecloses; or
(2) your Policy Value, minus any outstanding loan, on a monthly processing date is insufficient to pay the monthly deduction due plus loan interest accrued. If this situation occurs, your Policy will be in default and you must pay a specified amount of new net payments to prevent your Policy from lapsing.

Your Policy generally will not lapse: (1) during the Minimum Payment Period, if you meet the payment conditions (unless you have a loan that is foreclosed); (2) if you purchase a Guaranteed Death Benefit Rider and meet the conditions of the rider; or (3) if your Policy is in default and you make a timely payment which, after deduction of the payment expense charge, will cover three monthly deductions or three minimum monthly payments (if lesser than 3 monthly deductions and during the Minimum Payment Period). You may reinstate a lapsed Policy, subject to certain conditions. A POLICY LAPSE MAY HAVE ADVERSE TAX CONSEQUENCES.

The risk of lapse will likely be increased by partial withdrawals, Policy loans, any increase in face amount, any increases in current cost of interest rates, and any unfavorable investment performance of the Subaccounts.

You should periodically review your Policy to make sure that it is performing as expected and to determine whether you should adjust the amount or frequency of your payments, or, if applicable, reduce the outstanding loan by repaying some or all of the Policy's outstanding loan.

TAX RISKS

We anticipate that the Policy should generally qualify as a life insurance contract under Federal tax law. However, if your Policy is issued on a substandard or guaranteed issue basis, there is some risk that your Policy will not be treated as a life insurance policy under Federal tax law, particularly if you pay the full amount of net payments permitted under the Policy. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy's cash value will be taxed currently. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be subject to Federal income tax on the Policy Value in most instances. However, if your Policy lapses while you have an outstanding loans, the outstanding loan will be treated as income, and you will likely be required to pay Federal income tax on the amount of the outstanding loan.

Death benefits payable under the Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay Federal income tax on the death benefit, although other taxes, such as estate taxes, may apply. Depending on the total amount of net payments you make, the Policy may be treated as a modified endowment contract (MEC) under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59-1/2. If the Policy is not a MEC, distributions (such as withdrawals) generally will be treated first as a return of your investment in the Policy and then as taxable income. Moreover, standard loans will generally not be treated as distributions, but the tax treatment of preferred loans is uncertain. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax. YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

SURRENDER AND PARTIAL WITHDRAWAL RISKS

If you take a partial withdrawal or surrender during the first 9 Policy Years after the Date of Issue or the effective date of any increase in the face amount, you must pay surrender charges. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE.

Partial withdrawals are not permitted during the first Policy Year. We will reduce the face amount by the amount of the partial withdrawal if Death Benefit Options 1 or 3 are in effect. A SURRENDER MAY HAVE ADVERSE TAX CONSEQUENCES.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Policy Value over time. This will occur because we subtract the amount of the loan from the Subaccounts and/or Fixed Account as collateral, and hold it in the Fixed Account. This loan collateral does not participate in the investment performance of the Subaccounts, and it will not be credited with any higher current interest rates available to the Fixed Account. In addition, we will reduce the amount of the death benefit we pay on the insured's death by the amount of any outstanding loan. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, you will generally have to pay a significant amount of Federal income taxes on the amount of the outstanding loan. If you take a preferred loan after the final payment date, the Guaranteed Death Benefit Rider on the Policy will terminate. A LOAN MAY HAVE ADVERSE TAX CONSEQUENCES.

Loan interest is charged on the outstanding loan, and if not paid in cash is added to the outstanding loan. Therefore, over time, your outstanding loan will increase, unless you make a loan repayment. In addition, your Policy will automatically go into the grace period if the Policy Value less the outstanding loan is less than the amount needed to make a monthly deduction on a monthly processing date, even when the Monthly Payment Period is in effect. The Policy will lapse without value unless you make sufficient additional payments by the end of the grace period.

                                 PORTFOLIO RISKS

A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLE

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics described below. These charges may not represent the charges you will pay.

The first table describes the fees and expenses that you will pay at the time when you make net payments, take cash withdrawals, surrender the Policy, increase the face amount or transfer Policy Value among the Subaccounts and the Fixed Account.

                                                       TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------------
           CHARGE                 WHEN CHARGE IS        AMOUNT DEDUCTED - MAXIMUM      AMOUNT DEDUCTED - CURRENT CHARGE(1)
                                     DEDUCTED              GUARANTEED CHARGE(1)
----------------------------   --------------------   ------------------------------   -----------------------------------
PAYMENT EXPENSE CHARGE         Upon payment of each       6.00% of each payment,             6.00% of each payment,
                                     payment           consisting of the following:       consisting of the following:
     Front-end Sales Load      Upon payment of each       3.00% of each payment              3.00% of each payment
                                     payment
     Payment Tax Charge        Upon payment of each       2.00% of each payment              2.00% of each payment
                                     payment
     Deferred Acquisition      Upon payment of each       1.00% of each payment              1.00% of each payment
     Cost ("DAC Tax") Charge         payment

SURRENDER CHARGE ON INITIAL       Upon surrender,
FACE AMOUNT(2)                  decrease in initial   $___ per $1,000 of face amount     $___ per $1,000 of face amount
- Minimum Charge(3)               face amount, or          during first Policy Year           during first Policy Year
- Maximum Charge(4)               certain partial     $___ per $1,000 of face amount     $___ per $1,000 of face amount
- Charge for a 45 year          withdrawals during         during first Policy Year           during first Policy Year
  old, male, preferred          the first 9 Policy    $___ per $1,000 of face amount     $___ per $1,000 of face amount
  insured in the first               Years(5)              during first Policy Year           during first Policy Year
  Policy Year]


--------

(1) We may use rates lower than the maximum guaranteed charge. Current charges are the fees and rates currently in effect. Any change in current charges will be prospective and will not exceed the maximum guaranteed charge.

(2) The surrender charge will vary based on the age, sex and underwriting class of the insured. The surrender charge shown in the table may not represent the charges you will pay. Your Policy Details page will indicate the surrender charges applicable to your Policy. You can obtain more detailed information concerning the surrender charges you would pay from our Variable Life Service Center. The surrender charge decreases every Policy Year until it reaches zero by the beginning of the tenth Policy Year after the Date of Issue or date of face amount increase.

(3) This minimum charge is based on an insured with the following characteristics: [Female age 10.]

(4) This maximum charge is based on an insured with the following characteristics: [Male Tobacco age 85.]

(5) If Death Benefit Options 1 or 3 are in effect, we will assess a surrender charge on each partial withdrawal that is equal to a proportional amount of the reduction in the face amount due to the partial withdrawal. No surrender charges are assessed on a preferred partial withdrawal.

                                                       TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------------
           CHARGE                 WHEN CHARGE IS        AMOUNT DEDUCTED - MAXIMUM      AMOUNT DEDUCTED - CURRENT CHARGE(1)
                                     DEDUCTED              GUARANTEED CHARGE(1)
----------------------------   --------------------   ------------------------------   -----------------------------------
SURRENDER CHARGE ON              Upon surrender,      $___ per $1000 of face amount    $___ per $1000 of face amount
INCREASES IN FACE                  decrease in             during first year after          during first year after
AMOUNT(1)                        subsequent face           increase                         increase
- Minimum Charge(6)            amount increases, or   $___ per $1000 of face amount    $___ per $1000 of face amount
- Maximum Charge(7)               certain partial          during first year after          during first year after
- Charge for a [45              withdrawals taken 9        increase                         increase
  year old, male,               years from the date   $___ per $1000 of face amount    $___ per $1000 of face amount
  preferred insured in          of any increase in         during first year after          during first year after
  the first year after           the face amount           increase                         increase
  increase]

TRANSFER FEES                     Upon transfer        First 6 transfers in a Policy     First 12 transfers in a Policy
                                                        Year are free, $25 for each        Year are free, $10 for each
                                                            subsequent transfer                subsequent transfer

PARTIAL WITHDRAWAL CHARGE          Upon partial       2.00% of the amount withdrawn,     2.00% of the amount withdrawn,
                                    withdrawal          not to exceed $25 plus (if         not to exceed $25 plus (if
                                                      Options 1 or 3 are in effect,      Options 1 or 3 are in effect, a
                                                       a proportional amount of a           proportional amount of a
                                                      surrender charge on the amount     surrender charge on the amount
                                                      of the partial withdrawal that     of the partial withdrawal that
                                                       exceeds the preferred partial      exceeds the preferred partial
                                                            withdrawal amount)                 withdrawal amount)

PROCESSING CHARGE                 Upon change of                    $25                                $0
                                    allocation
                               instructions for net
                               payments, or of the
                                monthly deduction;
                                   providing a
                                   hypothetical
                                 illustration; or
                               printing a duplicate
                                      Policy


----------
(6) This minimum charge is based on an insured with the following characteristics: Female age 10.

(7) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 85.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

                                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
               CHARGE                  WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED -        AMOUNT DEDUCTED - CURRENT
                                                                    MAXIMUM GUARANTEED                 CHARGE(1)
                                                                          CHARGE(1)
-----------------------------------   ------------------------   ------------------------   ------------------------------
THE MONTHLY DEDUCTION CONSISTS OF          On each monthly
THE FOLLOWING CHARGES:                     processing date

1. COST OF INSURANCE(8) (WITHOUT           On each monthly        $___ per $1000 of net     $___ per $1000 of net amount
ANY EXTRA RATINGS)(9)                   processing date until    amount at risk(12) per          at risk per month
- Minimum Charge(10)                   the final payment date    month                      $___ per $1000 of net amount
- Maximum Charge(11)                                              $___ per $1000 of net          at risk per month
- Charge for a 45 year old, male,                                amount at risk per month   $___ per $1000 of net amount
  preferred insured]                                              $___ per $1000 of net          at risk per month
                                                                 amount at risk per month
2. MONTHLY MORTALITY AND  EXPENSE          On each monthly       For first 120 months the      For first 120 months the
   RISK CHARGE                             processing date          Policy is in force,       Policy is in force, 0.35%
                                                                    0.60% (annually) of     (annually) of daily net asset
                                                                 daily net asset value of    value of each Subaccount as
                                                                   each Subaccount as of         of the prior monthly
                                                                     the prior monthly       processing date; then 0.10%
                                                                   processing date; then        (annually) thereafter
                                                                     0.30% (annually)
                                                                        thereafter

3. MONTHLY ADMINISTRATIVE FEE              On each monthly                 $7.50                        $7.50
                                        processing date until
                                       the final payment date


----------
(8) Cost of insurance charges are based on the insured's issue age, sex, underwriting class, Policy year, and net amount at risk. Your cost of insurance rates will increase each year with the age of the insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Details page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges from the Variable Life Service Center and request a personalized illustration.

(9) Extra ratings are additional charges assessed on Policies insuring individuals considered to have higher mortality risks based on our underwriting standards guidelines.

(10) This minimum charge is based on an insured with the following characteristics: Female, preferred, age 18

(11) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 85. This maximum charge does not include any substandard table rating or flat extra charges for more risky underwriting classes.

(12 The net amount at risk equals the death benefit on the monthly processing date minus the Policy Value on the monthly processing date, calculated before the monthly deduction is taken.

                                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
               CHARGE                  WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED -        AMOUNT DEDUCTED - CURRENT
                                                                    MAXIMUM GUARANTEED                 CHARGE(1)
                                                                          CHARGE(1)
-----------------------------------   ------------------------   ------------------------   ------------------------------
4. MONTHLY EXPENSE CHARGE(13)          On monthly processing
- Minimum Charge(14)                   date for the first ten    $___ per $1000 of face     $___ per $1000 of face amount
- Maximum Charge(15)                    years after Date of          amount per month                 per month
- Charge for a [45 year old,           Issue or an increase in   $0.88 per $1000 of face      $0.88 per $1000 of face
  male,  preferred insured]                 face amount              amount per month              amount per month
                                                                 $___ per $1000 of face     $___ per $1000 of face amount
                                                                     amount per month                 per month

LOAN INTEREST SPREAD(16)                  Upon each Policy        Standard Loan: 2.0% on     Standard Loan: 0.8.% on the
                                         Anniversary for the     the outstanding loan not        outstanding loan not
                                        prior Policy Year(17)    attributable to earnings      attributable to earnings
                                                                  Preferred Loan: 0.05%      Preferred Loan: 0.0% on the
                                                                  on the outstanding loan        outstanding loan not
                                                                    not attributable to        attributable to earnings
                                                                        earnings


----------
(13) The Monthly Expense Charge is a level 10-year charge based on the insured's age, gender and underwriting class on the Date of Issue (or on the date of face amount increase).

(14) This minimum charge is based on an insured with the following characteristics: Female age 10.

(15) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 65 and 66.

(16) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (which is currently 4.80% annually for a standard loan and 4.00% annually for a preferred loan, and guaranteed never to exceed 6.00% annually for a standard loan and 4.50% annually for a preferred loan) and the amount of interest we credit to the amount in your Loan Account (which is 4.00% annually for a standard loan and a preferred loan).

(17) While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of Policy lapse, surrender, or the insured's death.

                                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
               CHARGE                  WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED -        AMOUNT DEDUCTED - CURRENT
                                                                    MAXIMUM GUARANTEED                 CHARGE(1)
                                                                          CHARGE(1)
-----------------------------------   ------------------------   ------------------------   ------------------------------
OPTIONAL RIDER CHARGES:(18)
ACCELERATED DEATH BENEFIT RIDER             On the Monthly        X% of Accelerated Death      X% of Accelerated Death
                                           Processing Date         Benefit Amount Paid.        Benefit Amount Paid. The
                                        following exercise of     The benefit is reduced       benefit is reduced by an
- Minimum Charge(19)                            Rider            by an actuarial discount         actuarial discount
- Maximum Charge(20)                                                appropriate to the       appropriate to the Policy to
- Charge for a [45 year old,                                        Policy to which the      which the rider is attached
  male,  preferred insured]                                         rider is attached

DISABILITY WAIVER OF PAYMENT RIDER     On Date of Issue and on
- Minimum Charge(21)                   each Policy Anniversary    $___ per $1,000 of net    $___ per $1,000 of net amount
- Maximum Charge(22)                          thereafter         amount at risk per month         at risk per month
- Charge for a [45 year old, male,                               $___ per $1,000 of net     $___ per $1,000 of net amount
  preferred insured]                                             amount at risk per month         at risk per month
                                                                  $___ per $1,000 of net    $___ per $1,000 of net amount
                                                                 amount at risk per month         at risk per month

GUARANTEED DEATH BENEFIT RIDER          When rider is elected               $25                          $25


----------
(18) Optional rider charges are added to the monthly deduction and may vary based on the insured's issue or actual age, sex, and underwriting class, Policy Year, face amount or net amount at risk. The rate of the charges may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy Details page or the specifications page(s) for the rider will indicate the rider charges applicable to your Policy. You can obtain more detailed information concerning these rider charges from our Variable Life Service Center.

(19) This minimum charge is based on an insured with the following characteristics: Female age 10.

(20) This maximum charge is based on an insured with the following characteristics: Male Tobacco age 65 and 66.

(21) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS].

(22) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

                                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
               CHARGE                  WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED -        AMOUNT DEDUCTED - CURRENT
                                                                    MAXIMUM GUARANTEED                 CHARGE(1)
                                                                          CHARGE(1)
-----------------------------------   ------------------------   ------------------------   ------------------------------
OTHER INSURED TERM INSURANCE RIDER      When rider is elected
- Minimum Charge(23)                     and on each monthly        $____ per $1,000 of       $____ per $1,000 of rider
                                            processing day         rider face amount per        face amount per month
- Maximum Charge(24)                          thereafter                   month              $____ per $1,000 of rider
- Charge for a 45 year old, male,                                 $____ per $1,000 of         face amount per month
  preferred insured                                                rider face amount per      $____ per $1,000 of rider
                                                                           month                face amount per month
                                                                    $____ per $1,000 of
                                                                   rider face amount per
                                                                           month

TERM LIFE INSURANCE RIDER               When rider is elected
- Minimum Charge(25)                     and on each monthly        $____ per $1,000 of       $____ per $1,000 of rider
                                            processing day         rider face amount per        face amount per month
- Maximum Charge(26)                          thereafter                   month              $____ per $1,000 of rider
- Charge for a 45 year old, male,                                 $____ per $1,000 of         face amount per month
  preferred insured                                                rider face amount per      $____ per $1,000 of rider
                                                                           month                face amount per month
                                                                    $____ per $1,000 of
                                                                   rider face amount per
                                                                           month


----------
      (23) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

      (24) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]. This maximum does not reflect any substandard table rating or flat extra charges for more risky underwriting classes.

      (25) This minimum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]

      (26) This maximum charge is based on an insured with the following characteristics: [INSERT CHARACTERISTICS]. This maximum does not reflect any substandard table rating or flat extra charges for more risky underwriting classes.

The following table shows the portfolio fees and expenses that you will pay during the time that you own the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)

                                                                            MINIMUM              MAXIMUM
                                                                            -------              -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses              [ ]%       --        [ ]%
that are deducted from Portfolio assets, including management fees,
12b-1 fees, and other expenses)

NET ANNUAL PORTFOLIO OPERATING EXPENSES AFTER CONTRACTUAL WAIVERS             [ ]%       --        [ ]%
AND REIMBURSEMENTS(2) (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)

(1) The portfolio expenses used to prepare this table were provided to Canada Life by the fund(s). Canada Life has not independently verified such information.

(2) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio's investment adviser [OR ??] to reimburse or waive portfolio expenses until [DATE].



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets):

                                                                                             GROSS          NET
                                                                                             TOTAL         TOTAL
                                                         MANAGEMENT    12B-1     OTHER       ANNUAL        ANNUAL
PORTFOLIO                                                   FEES       FEES     EXPENSES    EXPENSES    EXPENSES(1)(2)
                                                         ----------    -----    --------    --------    --------------
THE ALGER AMERICAN FUND
     Growth Portfolio
     Leveraged Allcap Portfolio
     MidCap Growth Portfolio
     Small Capitalization Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST
     International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
     Appreciation Portfolio
     Growth and Income Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND [(INITIAL
CLASS)(2)]
     Growth Portfolio
     High Income Portfolio
     Money Market Portfolio
     Overseas Portfolio

                                                                                             GROSS          NET
                                                                                             TOTAL         TOTAL
                                                         MANAGEMENT    12B-1     OTHER       ANNUAL        ANNUAL
PORTFOLIO                                                   FEES       FEES     EXPENSES    EXPENSES    EXPENSES(1)(2)
                                                         ----------    -----    --------    --------    --------------
     Asset Manager(SM) Portfolio
     Contrafund(R) Portfolio
     Index 500 Portfolio
     Investment Grade Bond Portfolio
     Growth Opportunities Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST
     Capital Growth Fund
     Core(SM) U.S. Equity Fund
     Growth and Income Fund

LEVCO SERIES TRUST
     Equity Value Fund

THE MONTGOMERY FUNDS III
     Worldwide Emerging Markets Funds

PROFUNDS VP
    Bear Fund
    Bull Plus Fund
    Money Market Fund
    UltraMid-Cap Fund
    UltraOTC Fund
    UltraSmall-Cap Fund

SELIGMAN PORTFOLIOS, INC. (CLASS 1)
     Communications and Information Portfolio
     (Class 1)
     Frontier Portfolio  (Class 1)
     Global Technology Portfolio (Class 2)
     Small Cap Value Portfolio (Class 2)

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Emerging Markets Fund
     Worldwide Real Estate Fund

(1) [DESCRIBE CONTRACTUAL ARRANGEMENTS.]

(2) For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been:

                                                                                               NET
                                                                                              TOTAL
                                                         MANAGEMENT    12B-1      OTHER      ANNUAL
PORTFOLIO                                                   FEES        FEES    EXPENSES    EXPENSES
                                                         ----------    -----    --------    --------



THE POLICY

PURCHASING A POLICY

To purchase a Policy, you must submit a completed application to us through a registered investment adviser who is one of our licensed insurance agents who is also a registered representative of Canada Life of America Financial Services, Inc. ("CLAFS"), the principal underwriter for the Policy or through one of our agents who has a selling arrangement with CLAFS.

The minimum initial amount of insurance coverage (or face amount) is [$50,000.] You may increase or decrease the face amount by written request before the final payment date within certain limits.

Generally, the Policy is available for insureds between issue ages 0-85.

REPLACING EXISTING INSURANCE. It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a surrender charge on your existing insurance, and this Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. Because we will not issue the Policy until we have received an minimum initial payment from your existing insurance company, the issuance of the Policy may be delayed.

APPLYING FOR A POLICY

After receiving your completed application, we will begin the underwriting process to decide the insurability of the proposed insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. [We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law. ]

In most cases, if you make an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on the age and underwriting class of the proposed insured. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. If death is by suicide during this coverage, we will return only the net payments made to us.

If you have made payments before we issue the Policy, even if no fixed conditional insurance is in effect, we will allocate the net payments to the Fixed Account [AND WE WILL CREDIT INTEREST AT THE THEN CURRENT FIXED ACCOUNT RATE]. If the Policy is not issued and accepted, we will return all payments to you without interest.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the application has been approved (or we receive your written consent to any changes to the application, if necessary), the proposed insured is alive and in the same condition of health as described in the application, and the minimum initial payment also has been paid. Full insurance coverage under the Policy will take effect on the Date of Issue. The Date of Issue is printed on the Policy Details page of your Policy. We use the Date of Issue to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to charge the monthly deduction from your Policy Value on the Date of Issue.

CANCELING A POLICY (RIGHT TO EXAMINE PERIOD)

INITIAL RIGHT TO EXAMINE PERIOD. You have the right to examine and cancel your Policy by returning the Policy to our Variable Life Service Center (or to one of our representatives) on or before 10 days after you receive the Policy.

There may be longer periods in some jurisdictions. See the "Right to Examine" provision of your Policy. If you decide to cancel the Policy during the right to examine period, we will treat the Policy as if it were never issued. We will refund monies owed within 7 days after we receive the returned Policy at our Variable Life Service Center.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

      -     your entire payment; or

      - the Policy Value plus deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed.)

If you live in a state that requires us to return Policy Value, we will refund:

      - your Policy Value as of the date we receive the returned Policy, plus

      - any deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed).

We may postpone payment of the refund under certain conditions.

RIGHT TO EXAMINE PERIOD FOR INCREASE IN FACE AMOUNT. Similarly, after an increase in face amount, we will mail or deliver to you a new set of Policy Details pages for the increase. You will have the right to cancel the increase on or before 10 days after you receive the new set of Policy Details pages. There may be longer periods in some jurisdictions. If you cancel the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. We will waive any surrender charge computed for the increase.

STATE VARIATIONS

Any state variations in the Policy, and any endorsements and riders are described in a special form for use in that state. This prospectus provides a general description of the Policy. Your actual Policy and any endorsements and riders are the controlling documents. If you would like to receive a copy of your Policy and any of its endorsements and riders, contact the Variable Life Service Center.

OWNERSHIP RIGHTS

The Policy belongs to the person named as owner in the application (you), unless later changed. You are the insured unless you specify a different person or entity (which could include a trust, corporation, partnership, etc.) in the application as the insured or the Policyowner is changed thereafter. While the insured is living, you may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyowner are as follows:

      -     to appoint or change beneficiaries;

      -     to receive amounts payable before the death of the insured;

      - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

      -     to change the Policyowner of this Policy; and

      - to change the face amount of this Policy (you must obtain the insured's consent if you want to increase the face amount).

No appointment or change in appointment of a Policyowner will take effect unless you send (and we receive) a written request at the Variable Life Service Center. When we receive it, the request will take effect as of the date you signed it, subject to payment or other action taken by us before it was received.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president, secretary or chief actuary. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

      - to make the Policy or the Variable Account comply with any law (or regulation issued by a governmental agency) to which we are subject;

      - to assure continued qualification of the Policy as a life insurance contract under the Code or other Federal or state laws relating to variable life policies;

      -     to reflect a change in the operation of the Variable Account; or

      - to provide additional Variable Account and/or fixed accumulation options.

If we modify the Policy, we will make appropriate endorsements to the Policy.

OTHER POLICIES

We offer other variable life insurance policies and variable annuity policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and annuity policies through our affiliated company, The Canada Life Assurance Company. For more information about these policies, please contact our Variable Life Service Center or your agent.

NET PAYMENTS

FLEXIBLE PAYMENTS

You have the flexibility to determine the frequency and the amount of the payments you make. Unlike conventional insurance policies, you do not have to make your payments according to a rigid and inflexible schedule.

MINIMUM INITIAL PAYMENT

The minimum initial payment is the amount you must pay for full insurance coverage to begin. This amount is the only payment you are required to pay under this Policy. However, you greatly increase your risk of lapse if you do not regularly make payments according the Minimum Payment Period schedule.

MINIMUM MONTHLY PAYMENTS - NO LAPSE GUARANTEE

The minimum monthly payment is the monthly net payment amount you must pay in order for us to guarantee that your Policy will not lapse during the Minimum Payment Period. If, on each monthly processing date, the sum of all net payments you have paid, less any outstanding loan, partial withdrawals, and partial withdrawal charges, equals or exceeds the cumulative sum of minimum monthly payments in effect for each month from the Date of Issue up to and including to the monthly processing date, and/or the date of an increase in the face amount up to and including to the monthly processing date, then we guarantee that your Policy will not lapse during the Minimum Payment Period, unless your loan forecloses.

The Minimum Payment Period lasts for the first 48 Policy Months following the Date of Issue or an increase in face amount. To guarantee that your Policy will not lapse, the minimum monthly payments that you would have to pay could be significant.

If, during the Minimum Payment Period, you increase the face amount, receive a change in the insured's underwriting classification, or if you increase, add or delete a benefit rider, we will recalculate the minimum monthly payment and notify you of the new amount you must pay to provide you with a guarantee against lapse. The new minimum monthly payment will apply from the date of the change.

Your Policy Details page will show a Minimum Payment Period and minimum monthly payment for your Policy, which is based on the insured's issue age, sex, underwriting class, face amount, and riders.

After the end of the Minimum Payment Period, the Policy will be kept in force only as long as the Policy Value, minus the outstanding loan, on a monthly processing date is sufficient to cover the amount of each monthly deduction plus loan interest accrued and your loan is not foreclosed. Payment of only the minimum monthly payment during the Minimum Payment Period may result in a Policy Value that is not sufficient to meet future monthly deductions and loan interest accrued beyond the Minimum Payment Period. YOU MAY BE REQUIRED TO MAKE ADDITIONAL PAYMENTS IN ORDER TO KEEP YOUR POLICY IN FORCE.

PERIODIC PAYMENT SCHEDULE

If you decide to establish a schedule of periodic planned payments, we will bill you at regular intervals. You may request that we send you a signed receipt of the payment. You may change the planned payment schedule; you may make unscheduled payments; and you may skip planned payments. You may not make any payments after the Policy's final payment date, except as necessary to keep your Policy in force. MAKING PLANNED PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

The Policy will not necessarily lapse if you fail to make planned payments.

You may make additional payments at any time while the insured is alive and the Policy is in force, before the final payment date, and subject to any applicable maximum net payments limitations. You may send your payment by mail to our Variable Life Service Center. We will not begin processing any payment until we receive it at our Variable Life Service Center.

If you have an outstanding Policy loan, WE WILL CREDIT ALL PAYMENTS YOU SEND TO US AS PAYMENTS FOR ALLOCATION IN THE SUBACCOUNTS AND/OR THE FIXED ACCOUNT UNLESS YOU ASK US TO APPLY THE PAYMENT AS A LOAN REPAYMENT. You also may choose to have net payments automatically deducted periodically from your bank account or other source under an electronic funds transfer plan.

You may stop making payments at any time and your Policy will continue in force until the date when either: (i) the insured dies; (ii) the Policy lapses without a sufficient payment; or (iii) we receive your written request to surrender the Policy.

ELECTRONIC FUNDS TRANSFER

You may choose to have monthly or periodic payments automatically collected from your checking or savings account pursuant to an electronic funds transfer ("EFT") agreement. You may terminate the EFT method of payment after 30 days by written request, and we may terminate the EFT method of payment at any time if a payment has not been paid by your bank. The EFT method of payment is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

PAYMENT LIMITATIONS

No payments may be made after the final payment date [except as necessary to keep the Policy in force.] You may not make payments for less than $50 for EFT payments and $100 for non-EFT payments, and we reserve the right to increase this minimum upon 90 days written notice to you.

There are no limits on the total amount of net payments you make if you have selected Death Benefit Option 3 that applies the Cash Value Accumulation Tax test.

If your Death Benefit Option is either 1 or 2, we may limit or refund any payment or portion of a net payment if:

      - the net payment would disqualify the Policy as a life insurance contract under the Code; or

      - the net payment would increase the base death benefit by more than the amount of such payment (unless you provide us with satisfactory evidence of insurability).

We have established procedures to monitor whether aggregate net payments paid under a Policy exceed the current maximum net payment limitations that qualify the Policy as life insurance according to Federal tax laws. We will not allow you to make any net payment that would cause the total amount of the net payments you have paid to exceed those limits. If you make a net payment that would cause your total net payments to be greater than the maximum net payment limitations, we will accept only that portion of the net payment that would make the total net payments equal the maximum amount that may be paid under the Policy. We will apply an excess first to repay any outstanding loan; if there are remaining excess payments, we will return the excess to you. However, we will accept payment needed to prevent Policy lapse during a Policy Year.

REFUND OF EXCESS NET PAYMENT FOR MODIFIED ENDOWMENT CONTRACTS (MECS). We will refund the amount of any net payments received which would cause the Policy to become a MEC unless you provide us with written notice allowing your Policy to become a MEC is acceptable to you. You should consult a tax adviser to discuss the potential tax effects of allowing this Policy to become a MEC particularly if you have an outstanding loan.

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial net payments, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code. You should consult a tax adviser to discuss the potential tax effects of such a transaction

ALLOCATING NET PAYMENTS

Each net payment we receive after the Date of Issue (or the Right to Examine period as described below) will be allocated as of the date it is received at the Variable Life Service Center to the Fixed Account and/or Subaccounts. in accordance with your net payment allocation instructions then in effect. If you are investing in the ProFunds VP Subaccounts, only your investment advisor can give us allocation instructions.

When you apply for a Policy, you must instruct us in the application to allocate your net payments to one or more Subaccounts and/or to the Fixed Account according to the following rules:

      - Allocation percentages must be in whole numbers, with the total allocation to all selected accounts equaling 100%.

      - We will allocate the net payments as of the date we receive it at our Variable Life Service Center according to your current net payments allocation instructions, unless otherwise specified.

      - You may change the allocation instructions for additional net payments by written request [or by telephone request.] Any change in allocation instructions will be effective on the date we record the change. No charge is currently imposed for changing net payments allocation instructions. We may impose a processing charge of up to $25 in the future.

      - You may make a different allocation for one payment per Policy Year without submitting new net payment allocation instructions to us.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges and partial withdrawals. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

NET PAYMENTS BEFORE THE DATE OF ISSUE

If you make a payment with your application for the Policy, or at any time before the Date of Issue, we will hold the net payments in the Fixed Account [AND WE WILL CREDIT INTEREST AT THE THEN CURRENT FIXED ACCOUNT RATE].

If the application is not approved, we will refund all payments made by you without interest.

NET PAYMENTS DURING THE RIGHT TO EXAMINE PERIOD

If your Policy provides for a refund of Policy Value, we will allocate your net payments in accordance with the allocation instructions in the application or in a subsequent written request.

If your Policy provides for a full refund of net payments paid under the Right to Examine provision, we will allocate all Subaccount investments to the Fidelity VIP Money Market Subaccount for 14 days from Acceptance, except as described below:

      - 24 days from Acceptance if this Policy is issued in a replacement situation in states with a 20-day right to examine; or

      - 34 days from the Acceptance for California citizens age 60 and older, who have a 30-day right to examine.

After this period, we will reallocated all amounts in accordance with the allocation instructions in the application or in a subsequent written request.

ALLOCATING NET PAYMENTS TO THE PROFUNDS VP SUBACCOUNTS

You may invest in the ProFunds VP Subaccounts only if you have retained an investment advisor to provide asset allocation services for their advisory account.

CONDITIONS FOR          -     You are responsible for selecting, supervising,
INVESTING IN                  and paying any compensation to your investment
THE PROFUNDS VP               advisor.
SUBACCOUNTS
                        -     You must execute a limited power of attorney
                              authorizing your investment adviser to give allocation and transfer directions to us and/or our designee.

                        - Your executed limited power of attorney must also provide that you will hold the Company, its directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the investment advisor or upon the limited power of attorney.

                        - Only your investment advisor may instruct us to allocate your net payments or transfers amounts among the Subaccounts and to the Fixed Account.

                        - To change your investment advisor without interrupting your allocations and transfers among the ProFunds VP Subaccounts, you must notify us in writing of the name of your new investment advisor; and provide us with a power of attorney approved by us authorizing your new investment advisor to give us asset allocation instructions.

We do not recommend, supervise or select your investment advisor. We do not make recommendations on asset allocations. We are not responsible for the advice provided by your investment advisor.

We will transfer all of your Policy Value from the ProFunds VP Subaccounts to the Fidelity VIP Money Market Subaccount if we receive notification of any of the following:

      - your investment advisor is no longer authorized by you to give asset allocation instructions on your behalf;

      -     your investment advisor has died; or

      -     your investment advisor is otherwise not able to act on your behalf.

We will notify you of the transfer and the information we received. You may transfer amounts from the Fidelity VIP Money Market Subaccount to any Subaccounts other than the ProFunds VP Subaccounts and to the Fixed Account without an investment advisor. Until we received written notification that you have named a new investment advisor and we receive a power of attorney authorizing your new investment advisor to give us investment instructions, you may not invest in the ProFunds VP Subaccounts.

If you enter into an investment advisory agreement with your investment advisor to have the investment advisor's fees paid out of the Policy, you should consider the tax consequences of withdrawing Policy Value to pay such fee. For important consequences of such withdrawals, see Federal Tax Status. You may have to pay surrender charges

[(and a partial withdrawal fee)], and your base death benefit could be affected if your investment advisory fees are paid out of your Policy Value.

Asset allocation involving the ProFunds VP Subaccounts may be characterized as aggressive investing. There is no assurance that your investment advisor will successfully predict market fluctuations. In selecting your investment advisor, you should carefully consider his or her background, experience and reputation.

VALUES UNDER THE POLICY

POLICY VALUE

The Policy Value serves as the starting point for calculating values under a Policy.

POLICY VALUE:           -     equals the sum of all values in the Fixed Account,
                              including any outstanding loan, and in the Variable Account;

                        - is determined first on the Date of Issue and then on each valuation day; and

                        - has no guaranteed minimum amount and may be more or less than net payments made.

Policy Value varies from day to day, depending on such factors as the investment performance of the Subaccounts you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY VALUE.

CASH SURRENDER VALUE

The cash surrender value is the amount we pay to you when you surrender your Policy. We determine the cash surrender value at the end of the valuation day on which we receive your Policy and a written request to surrender at the Variable Life Service Center. If we receive your written surrender request after the close of a valuation day, usually 4:00 p.m. Eastern Time, we will determine the cash surrender value as of the end of the next valuation day.

CASH SURRENDER VALUE    -     the Policy Value as of such date; minus
AT THE END OF ANY
VALUATION DAY           -     any surrender charge as of such date; minus
EQUALS:
                        -     any outstanding loan.

SUBACCOUNT VALUE

At the end of any valuation period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS     -     the initial units purchased at unit value on the
IN ANY  SUBACCOUNT AT         Date of Issue; plus
THE END OF ANY
VALUATION DAY EQUALS:   -     units purchased with any additional net payments;
                              plus

                         -     units purchased when Policy Value is transferred
                              from another Subaccount or the Fixed Account;
                              minus

                        - units redeemed to pay a pro-rata share of the monthly deduction allocated to the Subaccount; minus

                        - units redeemed to pay a pro-rata share of partial withdrawals (and any applicable partial withdrawal charge); minus

                        - units redeemed as part of transfers to another Subaccount and/or the Fixed Account (and any applicable transfer charges); minus

                        - units redeemed to pay a pro-rata share of transaction charges allocated to the Subaccount for changes in face amount of the Policy.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount that is next determined after we receive your net payment or transaction request.

Certain events will reduce the number of units of a Subaccount credited to a Policy. Partial withdrawals or transfers of Subaccount Value will result in the redemption of the appropriate number of units of that Subaccount, as will surrender of the Policy, payment of death benefit proceeds, transfer of loan collateral, and the deduction of a monthly deduction. Units are redeemed as of the end of the valuation period in which we receive written notice of the event.

UNIT VALUE

The value (or price) of each Subaccount will reflect the investment performance of the portfolios in which the Subaccount invests. Unit values will vary among Subaccounts. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY   -     the unit value of the Subaccount on the
SUBACCOUNT AT THE END         immediately preceding valuation day;  multiplied
OF ANY VALUATION DAY          by
EQUALS:
                        -     the net investment factor for that Subaccount on
                              that valuation day.

THE NET INVESTMENT      -     measures the investment performance of a
FACTOR:                       Subaccount from one valuation period to the next;

                        - increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying portfolio; and

                        - decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying portfolio, as well as the insurance charge.

FIXED ACCOUNT VALUE

On the Date of Issue, the Fixed Account value is equal to the net payment allocated to the Fixed Account, minus the portion of the first monthly deduction taken from the Fixed Account.

THE FIXED ACCOUNT       -     the net payment(s) allocated to the Fixed Account;
VALUE AT THE END OF           plus
ANY VALUATION DAY
IS EQUAL TO:            -     any amounts transferred to the Fixed Account
                              (including any outstanding loan); plus

                        -     interest credited to the Fixed Account; minus

                        - amounts withdrawn from the Fixed Account (including any applicable withdrawal charges); minus

                        - amounts transferred from the Fixed Account (including any outstanding loan) to a Subaccount including any applicable transfer fees; minus

                        - any other transaction charges allocated to the Fixed Account; minus

                        -     amounts deducted to pay for monthly deductions.

DEATH BENEFIT

If the insured dies while the Policy is in force, we will pay the death benefit in the table below to the beneficiary once we receive at our Variable Life Service Center satisfactory proof of the insured's death. We may require that the Policy is returned to us.

We will generally pay interest on the death benefit from the date of the insured's death to the date the death benefit is paid. You may choose for the death benefit to be paid out either as a lump sum or under one of the payment options provided by the Policy. If the death benefit is paid in a lump sum, we will credit interest at the greater of (i) 4.00% annually, or (ii) any higher rate required by applicable law.

DEATH BENEFIT ON OR BEFORE THE FINAL PAYMENT DATE

THE DEATH BENEFIT       -     the base death benefit (described below) in effect
EQUALS:                       on the insured's date of death; PLUS

                        -     any additional death benefit provided by a rider;
                              MINUS

                        - any monthly deductions due and unpaid through the Policy Month that the insured dies; MINUS any outstanding loan; and MINUS any partial withdrawals and partial withdrawal charges.

DEATH BENEFIT AFTER THE FINAL PAYMENT DATE

IF THE GUARANTEED       -     The Policy Value as of the insured's date of
DEATH BENEFIT RIDER           death; MINUS
IS NOT IN EFFECT, THE
DEATH BENEFIT EQUALS:   -     any outstanding loan; MINUS

                        - any partial withdrawals and partial withdrawal charges; MINUS

                        - any monthly deductions due and unpaid through the Policy Month that the insured dies.

IF THE GUARANTEED       -     the Face Amount as of the final payment date;
DEATH BENEFIT IS              MINUS any monthly deductions due and unpaid
IN EFFECT, THE DEATH          through the Policy Month that the insured dies;
BENEFIT EQUALS THE            MINUS any outstanding loan; and MINUS any partial
GREATER OF:                   withdrawals and partial withdrawal charges; or

                        - the Policy Value on the insured's date of death; MINUS any monthly deductions due and unpaid through the Policy Month that the insured dies; MINUS any outstanding loan; and MINUS any partial withdrawals and partial withdrawal charges.

BASE DEATH BENEFIT OPTIONS

In the application for the Base Policy, you may choose between three death benefit options: Option 1 -- Level Guideline Premium Test; Option 2 -- Adjustable Guideline Premium Test; and Option 3 -- Level Cash Value Accumulation Test. If you do not choose a death benefit option, [WE WILL ISSUE YOUR POLICY WITH OPTION 1.] We calculate the amount available under each death benefit option as of the date of the insured's death. The length of the death benefit coverage depends upon the cash surrender value of the Policy.

If you have selected Death Benefit Option 1 or 3, a partial withdrawal will reduce the face amount by the amount of the withdrawal.

THE BASE DEATH BENEFIT  -     the face amount; OR
UNDER OPTION 1 AND
OPTION 3 IS THE         -     the minimum death benefit equal to the Policy
GREATER OF:                   Value (determined on the valuation day on or next
                              following the date of the insured's death) multiplied by the applicable factor for the insured's age (see Appendix A for Option 1 and
                              Appendix B for Option 3)

THE BASE DEATH BENEFIT  -     The face amount plus the Policy Value on the date
UNDER  OPTION 2 IS THE        of the insured's death; or
GREATER OF:
                        -     the minimum death benefit equal to the Policy
                              Value (determined on the valuation day on or next following the date of the insured's death) multiplied by the applicable Guideline Premium factor for the insured's age (see Appendix A).

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have net payments and any favorable investment performance reflected partly in the form of an increasing death benefit, you should consider choosing Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have net payments and any favorable investment performance reflected to the maximum extent in the Policy Value (thus potentially reducing cost of insurance charges), you should consider choosing Options 1 or 3.

The amount of the death benefit may vary with the amount of the Policy Value.

      - Under Option 1 and 3, the base death benefit will vary with the Policy Value whenever the Policy Value multiplied by the applicable percentage is greater than the face amount.

      - Under Option 2, the base death benefit will always vary with the Policy Value.

MINIMUM DEATH BENEFIT

To qualify as "life insurance" under the Federal tax laws, this Policy must provide a minimum death benefit. The minimum death benefit will be determined as of the date of death of the insured. Under current Federal tax law, either the "Guideline Premium/Cash Value Corridor" test or the "Cash Value Accumulation" test may be used to determine whether the Policy qualifies as "life insurance" under the Code. The "Guideline Premium/Cash Value Corridor" test limits the amount of net payments made under a policy; no such limits apply under the "Cash Value Accumulation "test. The factors used to determine the minimum death benefit applicable to a given Policy Value are different under the two tests.

You may elect either of the tests at the time of application for the Policy. You may not change tests. If you select the "Guideline Premium/Cash Value Corridor" test, you may elect Death Benefit Option 1 or Death Benefit Option 2. If you elect the "Cash Value Accumulation" test, Death Benefit Option 3 must apply. YOU SHOULD CONSULT A QUALIFIED TAX ADVISOR IN CHOOSING BETWEEN THE "GUIDELINE PREMIUM/CASH VALUE CORRIDOR" AND THE "CASH VALUE ACCUMULATION" TESTS AND IN CHOOSING A DEATH BENEFIT OPTION.

If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the minimum death benefit is computed by multiplying the Policy Value as of the date of the insured's death by a percentage factor for the insured's age, as set forth in Appendix B. (The factors set forth in Appendix B reflect the requirements of the "Guideline Premium/Cash Value Corridor Death Benefit test set forth in the Federal tax laws.) If Death Benefit Option 3 is in effect, the minimum death benefit is computed by multiplying the Policy Value as of the date of the insured's death by a percentage for the insured's age, sex and underwriting class, as set forth in Appendix C. (The factors set forth in Appendix C reflect the requirements of the "cash value accumulation" test set forth in Federal tax laws.) The minimum death benefit factors will be adjusted to conform to any changes in Federal tax laws.

CHANGING DEATH BENEFIT OPTIONS

After the first Policy Year and before the final payment date, you may change death benefit options once a year by sending a written request to the Variable Life Service Center. We reserve the right to require evidence of insurability. If you are in Death Benefit Options 1 or 2, you may not change to Death Benefit Option 3. If you are in Death Benefit Option 3, you may not change death benefit options. The change in the base death benefit will take effect on or following the monthly processing date the date we approve your request.

Changing the death benefit option may result in a change in face amount. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount following the change will be equal to the face amount immediately prior to the change minus the Policy Value as of the date of the change. If you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount following the change will be equal to the face amount immediately prior to the change plus the Policy Value as of the date of the change. You may not change your death benefit option if the change would reduce the face amount to less than $50,000.

Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. YOU SHOULD CONSULT A TAX ADVISER BEFORE CHANGING DEATH BENEFIT OPTIONS.

GUARANTEED DEATH BENEFIT RIDER

Under the Guaranteed Death Benefit Rider, we guarantee that:

      - your Policy will not lapse, regardless of the performance of the Subaccounts, provided certain conditions are met, and

      - you will receive a guaranteed death benefit (minus any unpaid charges or outstanding loan on the insured's date of death) after the final payment date.

To maintain this rider, you must (a) meet the Minimum Payment Period requirement and (b) on each Policy Anniversary (1) must exceed (2) where:

      (1) is the sum of your payments minus any partial withdrawals, partial withdrawal charges, and outstanding loan which is classified as a preferred loan; and

      (2) is the sum of the minimum Guaranteed Death Benefit Rider payments shown in your Policy.

The Guaranteed Death Benefit Rider will terminate if:

      -     the minimum payment tests are not met;

      -     you request a partial withdrawal after the final payment date;

      -     you request a preferred loan after the final payment date; or

      -     your outstanding loan forecloses.

This rider may be elected only at issue and, once terminated, may not be reinstated. We deduct from your Policy Value a one-time administrative charge of $25 when you elect the rider.

SELECTING AND CHANGING THE FACE AMOUNT

You select the face amount when you apply for the Policy. You may change the face amount by sending a written request to the Variable Life Service Center. We may require you to return your Policy to make the change. We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the face amount may have tax consequences and you should consult a tax adviser before doing so.

INCREASING THE FACE AMOUNT

After the first Policy Year and before the insured reaches age 85, you may increase the face amount of your Policy, subject to the following:

CONDITIONS FOR          -     You must send a written application and provide
INCREASING THE FACE           evidence of insurability satisfactory to us at our
AMOUNT:                       Variable Life Service Center.

                        -     You must obtain the consent of the insured.

                        -     The age of the insured must be lower than 85.

                        - We must approve the insured under our underwriting standards in effect at the time of the increase.

                        - You must pay the amount necessary to keep the Policy in force for three months if the Policy Value less outstanding loan, after the change, is less than the sum of three minimum monthly payments.

                        - You must increase the face amount by a minimum of $10,000.

The increased face amount will take effect on or following the first monthly processing date on or following the date that all of the above requirements are met. We will provide you with new Policy details pages, including a supplemental insurance protection charge table.

An increase in face amount will be accompanied by: (i) a cost of insurance charge for the increase, which will be based on the age and underwriting class of the insured at the time of the increase; (ii) a new minimum monthly payment, if applicable; (iii) a new monthly expense charge; (iv) new guideline premiums, if applicable; (v) a new surrender charge period for the Policy; and (vi) a new guaranteed death minimum payment, if applicable.

After increasing the face amount, you will have the right to have this increased canceled during the right to examine period. See Canceling the Policy-Right to Examine Period.

DECREASING THE FACE AMOUNT

You may decrease the face amount of your Policy by written request at any time prior to the final payment date provided that the insured is living, the Base Policy is in force and the following conditions are met:

CONDITIONS FOR          -     The face amount will be decreased or eliminated in
DECREASING THE FACE           the following order: (i) the most recent increase;
AMOUNT                        (ii) the next most recent increases, successively;
                              and (iii) the initial face amount.

                        - The minimum face amount decrease we permit is $10,000.

                        -     You may not decrease the face amount to below
                              $50,000.

                        - If the decrease occurs which a surrender charge is applicable, we will deduct a proportional amount of the surrender charge from the Policy Value on the effective date of the decrease.

                        - A different surrender charge rate may apply to a decrease of the initial face amount and each subsequent face amount increase.

                        - The surrender charge will be based on the amount of the decrease of the face amount. You may choose the Subaccount(s) from which this charge will be deducted. If you do not make an election, we will allocate the charges pro-rata.

The decrease will take effect on or following the first monthly processing date after we receive your written request.

A decrease in face amount will be accompanied by: (i) a new cost of insurance charge, (ii) a new guideline premiums, if applicable, and (iii) a new monthly minimum payment, if applicable.

PAYMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy other than in a lump sum. If you make no election, we will pay the death benefit proceeds in a lump sum. None of these options vary with the investment performance of the Variable Account.

The amount paid under any one option for any one payee must be at least $5000, or the proceeds will be paid in one lump sum. The periodic proceeds for one payee must be at least $50.

OPTION 1:               -     Proceeds will be paid in equal amounts each month
LIFE INCOME                   during the payee's lifetime. The amount of each
                              payment will be determined from the Table of Payments on the basis of $1000 net proceeds, using the payee's age on the nearest birthday at the due date of the first payment.

OPTION 2:               -     Proceeds will be paid according to terms agreed to
MUTUAL AGREEMENT              by the [payee/owner] and us.

You must notify us in writing of an election of an option and any revocation or change of that option at our Variable Life Service Center. You may change the payment option at any time before the death benefit becomes payable. More detailed information concerning these payment options is available on request from our Variable Life Service Center.

LOANS

At any time while the insured is living and your Policy is in force, you may, by written request, borrow money secured by your Policy Value. You must sign the written loan agreement, and you must make a satisfactory assignment of the Policy to us.

The maximum amount you may borrow including any outstanding loan is the loan value. The loan value is 90% of the (policy value-surrender charge) minus any outstanding loan. The minimum loan amount you may borrow is $200. We normally pay the amount of any loan request within 7 days after we receive your written request. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments. We may postpone payment of loans under certain conditions.

TYPES OF LOANS

While the Policy is in force, you may submit a request to borrow money from us using two types of loans:

      - A standard loan option is always available to you. We will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6.0%. However, we also will credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a standard loan is 4.0%.

      - A preferred loan option is automatically available to you. You may revoke this option at any time. The preferred loan option is available on that part of the outstanding loan that is attributable to earnings. We will charge interest on that amount of the loan at a current annual rate of 4.0%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the earnings securing a preferred loan is 4.0%. A request for a preferred loan after the final payment date will terminate the optional Guaranteed Death Benefit Rider. There is some uncertainty as to the tax treatment of preferred loans. You should consult a qualified tax adviser.

LOAN COLLATERAL

To secure the loan, we transfer an amount as collateral to the Fixed Account. This amount is equal to the amount of the loan adjusted by the earned interest rate and the charged interest rates. We will transfer the loan amount and any unpaid loan interest accrued by the Policy Anniversary from the Subaccounts according to your instructions. We will transfer the outstanding loan to the Fixed Accounts. If you do not provide allocation instructions, we will make a pro-rata allocation of Policy Value from the Subaccounts to the Fixed Account. We will not count this transfer as a transfer subject to a transfer charge.

COST OF THE LOAN

We charge interest on the outstanding loan. Interest accrues daily and is charged in arrears from the date of the loan, and is due on each Policy Anniversary for the prior Year during which a loan is made and compounded annually thereafter until the loan is repaid. Unpaid interest becomes part of the outstanding loan and accrues interest at the same rate as the loan. If the Policyowner does not pay such interest when due, the amount of the interest is added to the outstanding loan (on which interest is assessed in the ensuing year). Unpaid interest is transferred based on your written instructions. If there are no such instructions or the Policy Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is transferred based on the proportion that the Fixed Account Value and the Subaccount Value bear to the total unloaned Policy Value.

INTEREST EARNED ON THE OUTSTANDING LOAN

We credit the portion of the Policy value securing the outstanding loan with interest at an effective annual rate, currently 4.0% for both standard and preferred loans. On each Policy Anniversary, you may request that interest earned on the outstanding loan since the preceding Policy Anniversary be transferred to the Subaccounts and to the Fixed Account. Unless you specify otherwise, we will allocate such transfers on a pro rata basis.

REPAYMENT OF THE OUTSTANDING LOAN

You may repay any of the outstanding loan while the insured is still living and the Policy is in force. When you repay any of the outstanding loan, we will transfer all or part of the outstanding loan in an amount equal to the repayment to the Subaccounts and Fixed Account. We will make this transfer according to your allocation instructions. If you do not tell us how to allocate loan repayments, we will allocate them according to your most recent net payment allocation instructions. You must identify any loan repayment made to us as a loan repayment; otherwise, we will treat such payment as an additional payment that would be allocated to the Subaccounts and/or the Fixed Account.

EFFECT OF A POLICY LOAN ON THE POLICY

There are risks involved in taking a loan, including the potential for the Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved.

RISK OF POLICY LAPSE

A loan, whether or not repaid, affects the Policy Value, the cash surrender value, and the death benefit. We will deduct any outstanding loan from the proceeds payable on a surrender or on the death of the insured.

During the Minimum Payment Period, if both (a) your Minimum Payment Period requirement is not met and (b) your Policy Value, less any outstanding loan, is insufficient to pay the next monthly deduction due plus accrued loan interest, your Policy will enter a 62-day grace period. The No-Lapse Minimum Payment Period guarantee does not apply if your loan is foreclosed. Therefore, even during the Minimum Payment Period, your Policy will also enter a 62-day grace period if the Policy Value, less any outstanding loan, on a monthly processing day is less than the monthly deduction due.

After the Minimum Monthly Period, if either (a) your Policy Value, on a monthly processing day, is less than the monthly deduction due plus loan interest accrued or (b) the Policy Value, less any outstanding loan, on a monthly processing day is less than the monthly deduction due, your Policy will enter a 62-day grace period. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within the 62-day grace period after this notice is mailed, the Policy will terminate with no value. You may reinstate the Policy, provided certain conditions are met. See "Policy Lapse and Reinstatement."

Repaying a loan causes the death benefit and cash surrender value to increase by the amount of the repayment.

If you request a preferred loan after the final payment date or allow the Policy to lapse, the Guaranteed Death Benefit Rider will terminate.

RISK OF INVESTMENT PERFORMANCE

As long as a loan is outstanding, we hold an amount as collateral for the loan in the Fixed Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the excess interest rates accruing on the Fixed Account. Amounts transferred from the Subaccounts to the Fixed Account to secure the loan will affect the Policy Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Subaccounts.

The effect of a Policy loan on the Policy Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Fixed Account is less than or greater than the interest being credited on the outstanding loan in the Fixed Account. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to Policy Value in the Fixed Account (other than outstanding loan amount). The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be on the Policy Value.

TAX RISKS

There are tax risks involved in taking a loan. A loan may also produce significant adverse Federal income tax consequences if a Policy lapses or is surrendered with loans outstanding. Any amount of outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. If your Policy has a large amount of indebtedness when it lapses or is surrendered, you might owe taxes that are greater than the cash surrender value. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for Federal income tax purposes. See "Policy Lapse and Reinstatement" and "Federal Tax Considerations."

In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The owner of such a Policy should seek tax advice before requesting a Policy loan.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS

You may surrender your Policy and receive its cash surrender value as calculated as of the end of the valuation day when we receive your written request at the Variable Life Service Center, subject to the following conditions:

- The insured must be alive and the Policy must be in force when we receive the written request. We may require that you return the Policy.

- You will incur a surrender charge if you surrender your Policy on or before the last day of the 9th Policy Year from the Date of Issue or the effective date any increase in the face amount.

- Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

- We generally will pay the cash surrender value to you in a lump sum or other payment option within 7 days after we receive your written request at our Variable Life Service Center. We may postpone payment of benefits under certain conditions.

- The cash surrender value equals the Policy Value minus any outstanding loan and surrender charges. A surrender may have tax consequences. Please consult your tax advisor before surrendering your Policy.

PARTIAL WITHDRAWALS

After the first Policy Year, you may make a written request to withdraw part of the cash surrender value of your Policy upon written request. We will process each partial withdrawal at unit values next determined after we received your written request at the Variable Life Service Center. We generally will pay a request for a partial withdrawal within 7 days after we receive the request. We may postpone payment of partial withdrawals under certain conditions.

CONDITIONS FOR TAKING   -     The insured must be alive and the Policy must be
A PARTIAL WITHDRAWAL          in force when you make your written request, and
                              this request must be made before the final payment date.

                        - You must request at least $200. The maximum partial withdrawal amount is your cash surrender value minus the greater of $500 or 3 monthly deductions.

                        - You may allocate the amount withdrawn among the Subaccounts and the Fixed Account. If you do not provide allocation instructions, we will deduct the amount requested for withdrawal plus any fee from the Subaccounts and the

                              Fixed Account based on the proportion that each Subaccount Value and the Fixed Account Value bears to your unloaned Policy Value.

                        - A partial withdrawal will reduce the face amount under Death Benefit Option 1 and Death Benefit Option 3 by the dollar amount of the withdrawal.

                        - You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the face amount under Death Benefit Option 1 or Death Benefit Option 3 below $40,000.

                        - If Death Benefit Option 1 or Death Benefit Option 3 is in effect, we will assess a surrender charge on each partial withdrawal. The surrender charge is assessed on the reduction in the face amount caused by the partial withdrawal, and is a charge per $1000 of the amount of the face amount reduction

                        - No surrender charge will be assessed for the reduction in face amount that is equal to the amount of any preferred partial withdrawal. A partial withdrawal is considered a preferred partial withdrawal when the withdrawal amount and the sum of the prior withdrawal amounts in the same Policy Year do not exceed 10% of the Policy Value as of the beginning of the Policy Year.

                        - On a partial withdrawal, we will redeem the number of units of a designated Subaccount and the Fixed Account equal to the amount withdrawn. The amount withdrawn is the amount you request plus the partial withdrawal charge (and surrender charge, if applicable). For each partial withdrawal (including those classified as preferred partial withdrawals), we deduct 2.00% of the amount withdrawn, not to exceed $25.

EFFECTS OF PARTIAL WITHDRAWALS

- A partial withdrawal can affect the face amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge).

- Partial withdrawals will reduce the face amount under Death Benefit Option 1 and Death Benefit Option 3 by the amount of the withdrawal. The face amount reductions will be made in the following order: (i) against the most recent increase in the face amount; (ii) against the next most recent increases in the face amount in succession; and (iii) against the initial face amount.

- Partial withdrawals taken after the final payment date will terminate the Guaranteed Death Benefit Rider.

- Partial withdrawals may have tax consequences. Please consult your tax advisor before withdrawing any of your Policy Value.


POSTPONEMENT OF PAYMENTS

We usually pay the amount of any surrender, withdrawal, death benefit, or settlement option within seven days after receipt of all applicable written requests and/or after we receive due proof of the insured's death. We may postpone payment of any amount due from the Variable Account for a surrender, partial withdrawal, transfer, Policy loan or on the death of the insured whenever:

- trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC, or the NYSE is closed for days other than weekends and holidays, or

- the SEC, by order, has permitted such postponement for the protection of Policyowners, or

- the SEC has determined that an emergency exists that would make disposal of portfolio securities or valuation of assets not reasonably practical.

We may delay paying amounts derived from amounts you paid by check until the check has cleared your bank.

We also may postpone any transfer from the Fixed Account or payment of any portion of the amount payable on surrender, partial withdrawal or Policy loan from the Fixed Account for not more than six months from the day we receive your written request and, if required, your Policy.

Beginning on the date the proceeds become payable until the date of payment, the amount of the postponed payment will earn interest of not less than 3.00% per year, or such higher rate as required by law. We will not postpone payments to pay premiums on our Policies.

If mandated under applicable law, we may be required to reject a payment and/or otherwise block access to your account, and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. We may also be required to provide additional information about your account to government regulators. Once blocked, Policy Value would be held in that account until instructions are received from the appropriate regulator.

TRANSFERS

You may transfer amounts between the Fixed Account and the Subaccounts, or among the Subaccounts, upon request (however, if you are investing in the ProFunds, only your investment advisor can give us allocation instructions). We determine the amount you have available for transfers at the end of the valuation period when we receive your request. The first 12 transfers in a Policy Year are free. We reserve the right to limit the number of free transfers in a Policy Year to
6. Transfers under the Policy are subject to the following conditions:

- We reserve the right to limit the minimum amounts that you may transfer, the maximum amounts that you may transfer from the Fixed Account, the minimum amount that may remain in a Subaccount following a transfer, the minimum period between transfers involving a Fixed Account, and the number of transfers you may make in a single Policy Year. We reserve the right to set other reasonable rules controlling transfers.

- Transfers from the Fixed Account may not exceed the lesser of $100,000 or 25% of the Policy Value per transfer.

- You may make only one transfer to or from the Fixed Account each quarter of a Policy Year. This restriction does not apply to any transfer made as part of any automated service program we may offer.

- Currently, we deduct $10 for each transfer over the number of free transfers allowed in a single Policy Year. We reserve the right to deduct up to $25 charge for each transfer over the number of free transfers allowed in a single Policy Year. Transfers resulting from dollar cost averaging, account rebalancing, reallocation of the Policy Value within 20 days from the Date of Issue, a conversion within the first 24 months after the Date of Issue or increase in face amount, or loans do not count as transfers for the purpose of assessing the transfer charge.

- We consider each telephone, fax, e-mail, or written request to be a single transfer, regardless of the number of Subaccounts (or Fixed Account) involved.

- We process transfers based on unit values determined at the end of the valuation day when we receive your transfer request at the Variable Life Service Center. The corresponding portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each valuation period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

We cannot guarantee that a Subaccount or shares of an underlying portfolio will always be available. If you request that an amount in a Subaccount or in the Fixed Account be transferred to a Subaccount at a time when the

Subaccount or the underlying portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging ("DCA") program in the application or by completing an election form that we receive by the beginning of the month. DCA is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your net payments into the Subaccounts over a period of time by systematically and automatically transferring, on a monthly or other periodic basis, specified dollar amounts from any selected Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. This allows you to potentially reduce the risk of investing most of your net payments into the Subaccounts at a time when prices are high.

We do not assure the success of this strategy, and we cannot guarantee that dollar cost averaging will result in a profit to you or will protect you against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

There is no additional charge for DCA. We may modify, suspend, or discontinue the DCA program at any time upon 30 days' written notice to you. More detailed information concerning our DCA program is available upon request from our Variable Life Service Center.

ACCOUNT REBALANCING. We also offer an account rebalancing program under which we periodically will transfer your Policy Value in the Subaccounts to maintain a particular percentage allocation among the Subaccounts. (Policy Value in the Fixed Account is not available for this program.) Policy Value allocated to each Subaccount will grow or decline in value at different rates. The account rebalancing program automatically reallocates the Policy Value in the Subaccounts at the end of each (monthly, quarterly, semi-annual, or annual) period to match your Policy's currently effective net payments allocation schedule.

The account rebalancing program will transfer Policy Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The account rebalancing program does not guarantee gains, nor does it assure that you will not have losses or that you will meet your financial goals.

You may cancel account rebalancing upon written request. We may modify, suspend, or discontinue the account rebalancing program at any time and for any reason, upon 30 days written notice to you. There is no additional charge for participating in the account rebalancing program. More detailed information concerning our account rebalancing program is available upon request from our Variable Life Service Center.

The account rebalancing program may not be elected simultaneously with the DCA program.

CONVERSION RIGHTS FOLLOWING THE DATE OF ISSUE OR INCREASE IN FACE AMOUNT

Within 24 months of the Date of Issue and an increase in the face amount, you may convert your Policy into a fixed policy by transferring all Policy Value in the Subaccounts to the Fixed Account. The conversion will take effect as of the end of the valuation period in which we receive your written notice of conversion that is satisfactory to us. There is no charge for this conversion. We will allocate all future net payments to the Fixed Account. We will not assess any transfer or other charges in connection with this conversion, and this transfer will not count toward the 12 "free" transfers permitted each Policy Year. Such an exchange may have tax consequences.

TELEPHONE, FACSIMILE, AND E-MAIL REQUESTS

In addition to written requests, we may accept telephone, facsimile, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, account rebalancing, loans (excluding 403(b) plans), exercise of the conversion privilege, allocation of net payments, and partial withdrawals (fax and e-mail only), subject to the following conditions:

- You must complete and sign our telephone, facsimile, or e-mail request form and send it to us at our Variable Life Service Center. You also may authorize us in the application or by written notice to act upon instructions given by telephone or facsimile, or through our e-mail. The authorization will remain effective until we receive written revocation or we discontinue the privilege.

- We accept transfer instructions provided to us via facsimile at [(888) 670-4836]. Any instructions sent to another number will not be considered received in our Variable Life Service Center.

- [We will accept telephone requests to change the net payment allocation at [( ) - ]. All telephone requests are recorded.

- We cannot accept or process transfer requests left on our voicemail system.

- You may designate in the request form a third party to act on your behalf in making telephone, facsimile, and e-mail requests.

- We will employ reasonable procedures to confirm that instructions conveyed by telephone, facsimile, e-mail are genuine. These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

- We reserve the right to no longer accept or process telephone, facsimile, and/or e-mail instructions at any time for any class of Policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone or fax, or through our e-mail is you or is authorized by you.

Telephone, facsimile and e-mail service may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Variable Life Service Center.

POLICY LAPSE, LOAN FORECLOSURE, AND REINSTATEMENT

LAPSE

A 62-day grace period, during which this Policy will remain in force, will apply to your Policy any time the Policy Value is insufficient to meet certain Policy charges (described below). If your Policy enters a grace period (i.e., is in default), we will mail a notice to you or the person you name to receive this notice, and to any assignee of record. We will send such notice to your last known address of record and to the address of record of anyone else designated to receive this notice on the date your Policy enters the grace period. The notice will indicate the amount of net payments due and the final date by which we must receive the payment to keep the Policy from lapsing.

If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. Any cash surrender value remaining which is insufficient to cover the monthly deduction due will be returned to you. If the insured dies during the grace period, we will pay the insurance proceeds after deducting any monthly deduction due and payable through the Policy Month in which the insured dies, any outstanding loan, as well as any other overdue charges under the Policy.

LAPSE DURING THE MINIMUM PAYMENT PERIOD

The Policy WILL ENTER INTO A 62-DAY GRACE PERIOD if both:

      -     the Minimum Payment Period requirement is not met (See "Net
            Payments: Minimum Monthly Payment"; and

      - the Policy Value less any outstanding loan is insufficient to cover the monthly deduction due plus accrued interest.

To prevent your Policy from lapsing, you must make sufficient payments so that the Policy Value either:

      -     meets the Minimum Payment Period requirement; or

      - covers the balance of the monthly deduction due and accrued interest plus an amount to keep this Policy and any riders in force for a period of 3 months.

LAPSE AFTER THE MINIMUM PAYMENT PERIOD

The Policy WILL ENTER INTO A 62-DAY GRACE PERIOD when:

- the Policy Value less any outstanding loan is insufficient to cover the monthly deduction due on the monthly processing date plus accrued interest.

To prevent your Policy from lapsing, you must make sufficient payments so that the Policy Value:

- covers the balance of the monthly deduction and accrued interest due plus an amount to keep this Policy and any riders in force for a period of 3 months before the end of the grace period.

PROTECTION FROM LAPSE

Your Policy generally will NOT lapse:

- during the Minimum Payment Period if the sum of all net payments you have made, less any outstanding loan, partial withdrawals and partial withdrawal charges, equals or exceeds the sum of the minimum monthly payments in effect from the Date of Issue or the effective date of an increase in face amount to the last monthly processing date;

- the Policy Value less any outstanding loan is sufficient to cover the monthly deduction due plus accrued interest; or

- if you purchase a Guaranteed Death Benefit Rider and meet certain conditions.

LOAN FORECLOSURE

If at anytime, the Policy Value less outstanding loan is insufficient to cover the monthly deduction, we will terminate the Policy. We will mail a notice of this termination to the last known address of you and any assignee. If the excess outstanding loan is not paid within 62 days after this notice is mailed, the Policy will terminate without value. If your loan forecloses during the Minimum Payment Period, you will not be protected from lapse by the Minimum Payment Period guarantee. Furthermore, foreclosure of a loan will terminate the Guaranteed Death Benefit Rider.

REINSTATEMENT

If your Policy has lapsed, and has not been surrendered, you may reinstate the Policy within 3 years after the date of Policy lapse and before the final payment date. We will reinstate the Policy on the monthly processing date following the day we receive each of the following at our Variable Life Service
Center:

      -     a written application requesting reinstatement;

      -     evidence of insurability that is satisfactory to us;

      - payment of amount sufficient to cover all monthly deductions due and unpaid during the Grace Period; and

      - sufficient net payments to keep the Policy in force for at least 3 months.

If you request reinstatement during the Minimum Payment Period, you must pay the lesser of 3 minimum monthly payments or 3 monthly deductions. If you request reinstatement after the Minimum Payment Period, you must pay 3 monthly deductions.

We will allocate your reinstatement net payment to the Fixed Account [AT THE THEN CURRENT FIXED ACCOUNT INTEREST RATE] until we approve your application. Once we have approved your application, we will transfer the reinstatement payment plus accrued interest according to your latest allocation instructions.

The reinstated Policy will have the same Date of Issue as it had before the lapse. The Policy Value on the reinstatement date is:

      - the net payment to reinstate the Policy, including the interest earned from the date we received your payment at our Variable Life Service Center; plus

      -     the Policy Value on the default date; minus

      -     the monthly deduction due on the reinstatement date.

The amount of the surrender charge and the surrender charge period remaining on the reinstatement date are those that were in effect on the date of lapse.

You may repay or reinstate any outstanding loan existing on the date of lapse. The amount of the loan balance to be repaid or reinstated will be equal to: (a) the loan balance on the date of the lapse; plus (b) interest charged on such loan balance at the Policy loan interest rate.

Upon reinstatement of your Policy , the suicide exclusion under the Policy will not begin anew.

THE COMPANY AND THE FIXED ACCOUNT

CANADA LIFE INSURANCE COMPANY OF AMERICA

We are a stock life insurance company subject to regulation and supervision by the Michigan Insurance Bureau. Our Home Office is located at 6201 Powers Ferry Road. NW, Atlanta, Georgia 30339. We are principally engaged in issuing annuity and life insurance policies. We are obligated to pay all benefits under the Policy.

THE FIXED ACCOUNT

You may allocate some or all of your net payments and/or make transfers from the Subaccounts to the Fixed Account. The Fixed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These Fixed Account assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Fixed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Fixed Account. We guarantee that the amounts allocated to the Fixed Account will be credited interest at a net effective annual interest rate of at least 4.00%. When we declare current interest rates, we will guarantee those rates for at least one year. The Fixed Account is not affected by the investment performance of the Subaccounts.

We have not registered the Fixed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE VARIABLE ACCOUNT

The Variable Account is a separate account of Canada Life Insurance Company of America, established under Michigan law. We own the assets in the Variable Account, and may use the Variable Account to support other variable life insurance policies we issue. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC.

We have divided the Variable Account into Subaccounts, each of which invests in shares of one of the portfolios: The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Variable Account assets are held separate from our other assets and are not part of our general account. We may not use the Variable Account's assets to pay any of our liabilities other than those arising from the Policies. If the Variable Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Variable Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

CHANGES TO THE VARIABLE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

      - Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

      - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

      - Close Subaccounts to allocations of new net payments by existing or new Policyowners at any time in our discretion;

      - Transfer assets supporting the Policies from one Subaccount to another or from the Variable Account to another variable account;

      - Combine the Variable Account with other variable accounts, and/or create new variable accounts;

      - Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

      -     Modify the provisions of the Policy to comply with applicable law.

The portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

We reserve the right to make other structural and operational changes affecting the Variable Account. See "Addition, Deletion, or Substitution of Investments."

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

THE PORTFOLIOS

The Variable Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The following table summarizes each portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). For example, during extended periods of low interest rates, the yields of the Money Market Subaccount may become extremely low and possibly negative. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS AND EXPENSES, IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS. You should read these prospectuses carefully and keep them for future reference.

PORTFOLIO                                                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                                -------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO           Seeks long-term capital appreciation.  The investment adviser is Fred
                                          Alger Management, Inc.

ALGER AMERICAN LEVERAGED ALLCAP           Seeks long-term capital appreciation.  The investment adviser is Fred
PORTFOLIO                                 Alger Management, Inc.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.  The investment adviser is Fred
                                          Alger Management, Inc.

ALGER AMERICAN SMALL CAPITALIZATION       Seeks long-term capital appreciation.  The investment adviser is Fred
PORTFOLIO                                 Alger Management, Inc.

BERGER IPT-INTERNATIONAL FUND             Seeks long-term capital appreciation.  The investment adviser is Berger
                                          Financial Group LLC, and Bank of Ireland Asset Management (U.S.) Limited
                                          (BIAM) is the sub-advisor.

DREYFUS VIF-GROWTH AND INCOME             Seeks long-term capital growth, current income and growth of income,
PORTFOLIO, INC. (INITIAL SHARES)          consistent with reasonable investment risk.  The investment adviser is
                                          The Dreyfus Corporation, and Fayez Sarofim & Co. is the sub-advisor.

DREYFUS VIF-APPRECIATION PORTFOLIO        Seeks long-term capital growth consistent with the preservation of
(INITIAL SHARES)                          capital; current income is a secondary goal.  The investment adviser is
                                          The Dreyfus Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE          Seeks to provide capital growth; current income is a secondary goal.  The
GROWTH FUND, INC. (INITIAL SHARES)        investment adviser is The Dreyfus Corporation, and NCM is the sub-advisor.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO  Seeks high total return with reduced risk over the long-term.  The
(INITIAL CLASS)                           investment manager is Fidelity Management & Research Company, FMR Co.,
                                          Inc. and Fidelity Investment Money Management, Inc. are the sub-advisors, and Fidelity Management & Research (U.K.) Inc., Fidelity Management &
                                          Research (Far East) Inc., and Fidelity Investments Japan Limited assist
                                          Fidelity Management & Research Company with foreign investments.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO      Seeks long-term capital appreciation.  The investment manager is Fidelity
(INITIAL CLASS)                           Management & Research Company, - FMR Co., Inc. is the sub-advisor, and
                                          Fidelity Management & Research (U.K.) Inc., Fidelity Management (Far
                                          East) Inc., and Fidelity Investments Japan Limited assist Fidelity
                                          Management & Research Company with foreign investments.

FIDELITY VIP GROWTH PORTFOLIO (INITIAL    Seeks capital appreciation.  The investment manager is Fidelity
CLASS)                                    Management & Research Company, and FMR Co., Inc. is the sub-advisor.

PORTFOLIO                                                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                                -------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES         Seeks capital growth.  The investment manager is Fidelity Management &
PORTFOLIO (INITIAL CLASS)                 Research Company, FMR Co., Inc. is the sub-advisor, and Fidelity
                                          Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc.,
                                          and Fidelity Investments Japan Limited assist Fidelity Management &
                                          Research Company with foreign investments.

FIDELITY VIP HIGH INCOME PORTFOLIO        Seeks to obtain a high level of current income.  The investment manager
(INITIAL CLASS)                           is Fidelity Management & Research Company, FMR Co., Inc. is the
                                          sub-advisor, and Fidelity Management & Research (U.K.) Inc., Fidelity
                                          Management (Far East) Inc., and Fidelity Investments Japan Limited assist
                                          Fidelity Management & Research Company with foreign investments.

FIDELITY VIP INDEX 500 PORTFOLIO          Seeks total return which corresponds to that of the Standard & Poor's
(INITIAL CLASS)                           Composite Index of 500 Stocks.  The investment manager is Fidelity
                                          Management & Research Company, and Bankers Trust Company, Deutsche Asset
                                          Management, Inc., and FMR Co., Inc. are the sub-advisors.

FIDELITY VIP INVESTMENT GRADE BOND        Seeks as high a level of current income as is consistent with the
PORTFOLIO (INITIAL CLASS)                 preservation of capital.  The investment manager is Fidelity Management &
                                          Research Company, - and Fidelity Investments Money Management, Inc. is
                                          the sub-advisor.

FIDELITY VIP MONEY MARKET PORTFOLIO       Seeks to obtain a high level of current income as is consistent with the
(INITIAL CLASS)                           preservation of capital and liquidity.  The investment manager is
                                          Fidelity Management & Research Company, and Fidelity Investments Money
                                          Management, Inc. is the sub-advisor.

FIDELITY VIP OVERSEAS PORTFOLIO           Seeks long-term growth of capital.  The investment manager is Fidelity
(INITIAL CLASS)                           Management & Research Company, FMR Co., is the sub-advisor, and Fidelity
                                          Management & Research (U.K.) Inc., Fidelity Management & Research (Far
                                          East), Fidelity International Investment Advisors, Fidelity International
                                          Investment Advisors (U.K.) Limited, and Fidelity Investments Japan
                                          Limited assist Fidelity Management & Research Company with foreign investment.

GOLDMAN SACHS VIT CAPITAL GROWTH FUND     Seeks long-term growth of capital. The investment adviser Goldman Sachs
                                          Asset Management, L.P.

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY    Seeks long-term growth of capital and growth of income. The investment
FUND                                      adviser is Goldman Sachs Asset Management, L.P.

GOLDMAN SACHS VIT GROWTH AND INCOME       Seeks long-term growth of capital and dividend income. The investment
FUND                                      adviser is Goldman Sachs Asset Management, L.P.

LEVCO EQUITY VALUE FUND                   Seeks long-term growth of capital. The investment adviser is John A.
                                          Levin & Co., Inc.

MONTGOMERY VARIABLE SERIES: WORLDWIDE     Seeks long-term capital appreciation. The investment adviser is
EMERGING MARKETS FUND                     Montgomery Asset Management, LLC.

SELIGMAN COMMUNICATIONS AND               Seeks to produce capital gain. The investment adviser is J. & W.
INFORMATION PORTFOLIO (CLASS 1)           Seligman & Co. Incorporated.

PROFUNDS VP BEAR FUND*                    Seeks daily investment results, before fees and expenses, that correspond to the opposite of the daily performance of the S&P 500(R) Index. The investment adviser is ProFund Advisors LLC.

PROFUNDS VP BULL PLUS FUND*               Seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500(R) Index. The investment adviser is ProFund Advisors LLC.

PROFUNDS VP MONEY MARKET FUND*            Seeks a high level of current income as is consistent with liquidity and preservation of capital.  The investment adviser is ProFund Advisors LLC.

PROFUNDS VP ULTRAMID-CAP FUND*            Seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400(R) Index. The investment adviser is ProFund Advisors LLC.

PROFUNDS VP ULTRAOTC FUND*                Seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ 100 Index.(TM) The investment adviser is ProFund Advisors LLC.

PROFUNDS VP ULTRASMALL-CAP FUND*          Seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000(R) Index. The investment adviser is ProFund Advisors LLC.

PORTFOLIO                                                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                                -------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (CLASS 1)     Seeks growth of capital; income may be considered, but will be incidental to the Portfolio's investment objective. The investment adviser is J. &
                                          W. Seligman & Co. Incorporated.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO      Seeks long-term capital appreciation. The investment adviser is J. & W.
(CLASS 2)                                 Seligman & Co. Incorporated.

SELIGMAN SMALL CAP VALUE PORTFOLIO        Seeks long-term capital appreciation. The investment adviser is J. & W.
(CLASS 2)                                 Seligman & Co. Incorporated.

VAN ECK WORLDWIDE EMERGING MARKETS FUND   Seeks long-term capital appreciation. The investment adviser is Van Eck
                                          Associates Corporation

VAN ECK WORLDWIDE REAL ESTATE FUND        Seeks to maximize return. The investment adviser is Van Eck Associates
                                          Corporation.

*The ProFunds VP Subaccounts are available only to individuals who have retained an investment advisor to provide asset allocation services to their advisory account that includes the Policy. If you are investing in the ProFunds VP Subaccounts, only your investment advisor can give us directions to allocate your net payments or transfer amounts to the Subaccounts and the Fixed Account. The ProFunds VP may be categorized as aggressive investing.

We may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Policies and other policies issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

ADDITION, DELETION AND SUBSTITUTION OF PORTFOLIOS

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or classes, or substitute portfolio shares that are held by any Subaccount for shares of a different portfolio. New and substituted funds or portfolios may have different fees and expenses and their availability may be limited. No addition, deletion or substitution will be made without notice to you and without obtaining any necessary approvals of the SEC. Furthermore, we may close a Subaccount to allocations of new net payments at any time in our sole discretion.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the portfolio shares held in the Subaccounts and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as our Policyowners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, we will provide each person with a voting interest in a portfolio with proxy materials and voting instructions. We will ask each such Policyowner to instruct us on how to vote and to return the proxy to us in a timely manner. Each such Policyowner will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Policy Value that Policyowner has in the portfolio (as of a date set by the portfolio).

We will vote shares for which no timely instructions are received in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote portfolio shares in our own right. We may, when required by state insurance officials or when permitted under Federal regulation, disregard certain Policyowner voting instructions. If we ever disregard voting instructions, we will send you a summary of the reasons for that action in the next annual report to Policyowners.

CHARGES AND DEDUCTIONS

We deduct certain charges under the Policy. These charges compensate us for: (i) services and benefits we provide; (ii) costs and expenses we incur; and (iii) risks we assume. The fees and charges we deduct under the Policy may result in a profit to us.

SERVICES AND BENEFITS   -     the death benefit
WE PROVIDE:
                        -     a Policyowner's ability to make transfers, partial
                              withdrawals, and surrenders under the Policy

                        -     loan privileges under the Policy

                        - investment options, including net payment allocations

                        - administration of elective options such as supplemental benefits and riders under the Policy

                        -     the distribution of reports to owners

COSTS AND EXPENSES WE   -     costs associated with processing and underwriting
INCUR:                        applications, and with issuing and administering
                              the Policy (including any riders)

                        - overhead and other expenses for providing services and benefits

                        -     sales and marketing expenses

                        - other costs of doing business, such as collecting net payments, maintaining records, processing claims, effecting transactions, and paying Federal, state, and local premium and other taxes and fees

RISK WE ASSUME:         -     that the cost of insurance charges we may deduct
                              are insufficient to meet our actual claims because insureds die sooner than we estimate

                        - that the costs of providing the services and benefits under the Policies exceed the charges we deduct

                        -     investment risk associated with the Fixed Account

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated under the Policy.

PAYMENT EXPENSE CHARGE

Before we allocate your net payments, we deduct a payment expense charge of 6.00% from each payment allocable to the Subaccounts and/or the Fixed Account to compensate us for sales and marketing expenses and certain taxes we incur. We credit the remaining amount of the net payments to your Policy Value according to your allocation instructions. The payment expense charge consists of:

      A. PREMIUM TAX CHARGE. We currently deduct a premium tax charge of 2.00% each payment allocable to the Subaccounts and/or the Fixed Account to compensate us for state and local premium taxes. This charge approximates our average expenses for state and local net payment taxes. Premium taxes vary from state to state, and range from 0% to 4.00%. We deduct a premium charge regardless of the amount of any state or local net payments tax or whether any state or local net payments tax applies. The Premium Tax Charge may be more than less than the actual premium tax charges assessed by your state. We reserve the right to increase or decrease the Premium Tax Charge to reflect changes in our expenses for premium taxes.

      B. DEFERRED ACQUISITION COST ("DAC TAX") CHARGE. This 1.00% deduction of each payment allocable to the Subaccounts and/or the Fixed Account helps reimburse us for approximate expenses incurred from Federal taxes for deferred acquisition costs. We reserve the right to increase or decrease the DAC Tax Charge to reflect changes in our expenses for DAC taxes.

      C. FRONT-END SALES LOAD CHARGE. We deduct a 3.00% front-end sales load from each payment allocable to the Subaccounts and/or the Fixed Account to partially compensate us for Policy sales expenses. We may pay some or all of this amount to Canada Life of America Financial Services, Inc., the principal underwriter for and general distributor of the Policy. The 3.00% front-end sales load charge will not change, even if sales expenses change.

MONTHLY DEDUCTION

Starting on the Date of Issue and on each monthly processing date before the final payment date, we will assess a monthly deduction from the Policy Value to compensate us for administrative expenses and for the insurance coverage provided under the Policy. After the final payment date, only the mortality and expense charge will be deducted on each monthly processing date.

We deduct this charge from each Subaccount and the Fixed Account in accordance with the net payment allocation instructions you provide at the time of application, or as later changed by written request. If you do not give us allocation instructions, or if the Subaccount(s) and/or the Fixed Account you choose do not have sufficient Policy Value to cover the monthly deduction, we will make deductions on a pro-rata basis (i.e., in the same proportion that the value in each Subaccount and the Fixed Account bears to the unloaned Policy Value on the monthly processing date). If any monthly deduction exceeds the value of a Subaccount or the Fixed Account to which it relates, we will total the unpaid balance and make deductions on a pro-rata basis from the remaining Subaccounts and/or Fixed Account. We will deduct charges allocated to the Fixed Account on a last-in, first-out basis. Because portions of the monthly deduction (such as the cost of insurance) can vary from month to month, the monthly deduction also may vary from month to month.

THE MONTHLY DEDUCTION   1.    THE MONTHLY COST OF INSURANCE CHARGE;
HAS 5 COMPONENTS:       2.    THE MONTHLY EXPENSE CHARGE;
                        3.    THE MONTHLY ADMINISTRATION FEE;
                        4.    THE MONTHLY MORTALITY AND EXPENSE RISK CHARGE; AND
                        5.    CHARGES FOR RIDERS YOU CHOOSE.

1. THE MONTHLY COST OF INSURANCE CHARGE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The cost of insurance rate depends on a number of factors specific to each individual insured (including age, sex, underwriting class, and face amount) and the duration of the Policy that cause it to vary from month to month. Your Policy Details page will indicate the guaranteed cost of insurance charge applicable to your Policy.

The primary factors in the determination of the cost of insurance charge are the cost of insurance rate (or rates) for the insured and the net amount at risk.

For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the cost of insurance charge is equal to:

      -     the cost of insurance rate; TIMES

      - the difference between the initial Face Amount and the Policy Value at the beginning of the Policy month.

For the initial Face Amount under Death Benefit Option 2, the cost of insurance charge is equal to:

      -     the cost of insurance rate; TIMES

      -     the initial Face Amount.

The NET AMOUNT AT RISK is equal to:

      -     the death benefit on the monthly processing date, MINUS

      -     the Policy Value on the monthly processing date.

We calculate the cost of insurance charge separately for the initial face amount and for any increase in face amount. If we approve an increase in face amount, then a different underwriting class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase.

We deduct the cost of insurance charge on each monthly processing date starting with the Date of Issue of your Policy. We will not deduct cost of insurance charges on or after the final payment date.

If the Guideline Minimum Death Benefit is in effect, we will compute a cost of insurance charge for that part of the base death benefit subject to the Guideline Minimum Death Benefit that exceeds the current base death benefit not subject to the Guideline Minimum Death Benefit.

      COST OF INSURANCE RATES. Actual cost of insurance rates may vary each month, and we will determine the actual monthly cost of insurance rates based on our expectations as to future mortality experience. The actual cost of insurance rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Sex/Smoker Distinct Mortality Tables. We currently use cost of insurance rates that are lower than the annual guaranteed cost of insurance rates.

The cost of insurance rates generally increase with the age of the insured. The underwriting class of the insured also will affect the cost of insurance rate. Insureds in the standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard and non-standard underwriting classes are divided into two categories: tobacco and non-tobacco Non-tobacco using insureds generally will have a lower cost of insurance rate than similarly situated insureds who use tobacco.

      NET AMOUNT AT RISK. The net amount at risk reflects the difference between the base death benefit and Policy Value. The net amount at risk is affected by investment performance, loans, payment of net payments, fees and charges under the Policy, death benefit option chosen, partial withdrawals, and decreases in face amount. We calculate the net amount at risk separately for the initial face amount and for any increase in face amount.

2. THE MONTHLY EXPENSE CHARGE. We will deduct a level Monthly Expense Charge for the first 120 Policy months. The charge for each $1,000 of face amount is set at issue, based on the age, sex and underwriting class of the insured on the Date of Issue.

We will also deduct a new level Monthly Expense Charge for the first 120 Policy months after each increase in face amount. If you increase the face amount, we will set a new Monthly Expense Charge rate attributable to the increase, based on the age, sex and underwriting class of the insured and the Policy Year at the time of the increase.

3. THE MONTHLY ADMINISTRATION FEE. We will deduct a $7.50 monthly administration fee each month through the final payment date.

4. MONTHLY MORTALITY AND EXPENSE RISK CHARGE. We currently will assess a monthly charge not to exceed 1/12 of an annual rate of 0.35% of the daily net asset value of the Variable Account on the prior monthly processing date for the mortality and expense risks we assume during the first 120 months this Policy is in force. Thereafter, we will assess a monthly charge not to exceed 1/12 of an annual rate of 0.10% of the daily net asset value of the Variable Account on the prior monthly processing date. This charge is not assessed in whole or in part against the Fixed Account. We reserve the right to increase the monthly mortality and expense risk charge to no more than 1/12 of an annual rate of 0.60% of the daily net asset value of the Variable Account on the prior monthly processing date for the first 120 months this Policy is in force and thereafter, 1/12 of an annual rate of 0.30% of the daily net asset value of the Variable Account on the prior monthly processing date.

The mortality risk we assume is that insureds may live for a shorter period of time than anticipated. If this happens, we must pay more death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed the administrative charge limits we set in the Policies. If the charge for the mortality and expense risks does not cover our actual mortality experience and expenses, we will absorb the losses. If the charge exceeds actual mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, that profit will be available for our use to pay sales, marketing and other expenses.

5. MONTHLY RIDER CHARGES. The rider charges for any supplemental insurance benefits you add to your Policy by Rider. The Charges are summarized in the Fee Table in this prospectus. Any charges applicable to your Policy will be indicated on the Policy Details page of your rider.

      - GUARANTEED DEATH BENEFIT RIDER: We deduct from your Policy Value a one-time administrative charge of $25 when you elect the rider.

      - ACCELERATED DEATH BENEFIT RIDER: We reduce the benefit amount by an actuarial discount appropriate to the Policy to which the Policy is attached.

SURRENDER CHARGE

SURRENDER CHARGE. We generally will assess a surrender charge against the cash surrender value if, before the beginning of the 10th Policy Year from the Policy date (or the date of any increase in face amount) you:

                  -     surrender the Policy,

                  -     reduce the face amount of the Policy, or

                  - make a partial withdrawal for more than the preferred partial withdrawal amount, while Death Benefit Options 1 or 3 are in effect.

The surrender charge is equal to a specific dollar amount charge for each $1000 of face amount being withdrawn from the Policy. The specific dollar amount charge is based on the insured's age (at Policy date or increase in face amount), sex, and underwriting class of the insured.

A different surrender charge period and rate per $1000 of the face amount will apply to each face amount increase, and will be based on the insured's age at the time of the increase. See Appendix D for a table of the maximum surrender charges we assess based on the insured's age, sex, and underwriting class.

The amount of the surrender charge decreases annually, and grades to zero by the beginning of the 10th Policy Year.

The surrender charge will not apply to the amount of the withdrawal that constitutes the preferred partial withdrawal. The preferred partial withdrawal amount is the amount of withdrawals in the same Policy Year that does not exceed 10% of the Policy Value as of the beginning of the Policy Year.

         SURRENDER CHARGES FOR POLICY YEARS 2-10 AFTER DATE OF ISSUE OR
                            INCREASE IN FACE AMOUNT

To determine the surrender charge for 2nd to 10th Policy Years following the Date of Issue or face amount increase, multiply the surrender charge derived for the first year, as calculated in the table above by the factor listed below.

POLICY YEAR FOLLOWING
 FACE AMOUNT INCREASE                  RATE
 --------------------                  ----
          2                           88.88%
          3                           77.77%
          4                           66.66%
          5                           55.55%
          6                           44.44%
          7                           33.33%
          8                           22.22%
          9                           11.11%
         10                               0%

If more than one surrender charge is in effect because or one or more increases in face amount, we will apply surrender and partial withdrawal charges in the following order:

                  -     first, against the most recent increase;

                  -     next, against the next most recent increase(s); and

                  -     finally, against the initial face amount.

We can deduct a surrender charge on a decrease in the face amount or a partial withdrawal that results in a decrease in face amount (see "Surrenders and Partial Withdrawals"). Such a surrender charge is a fraction of the charge that would apply to a full surrender -- the fraction being the ratio of the partial withdrawal or decrease in face amount to the total face amount immediately prior to the increase.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CALCULATE THESE CHARGES CAREFULLY BEFORE REQUESTING A SURRENDER OR DECREASE IN FACE AMOUNT. Under certain circumstances, the level of surrender charges may result in no cash surrender value available under your Policy.

PARTIAL WITHDRAWAL CHARGE

After the first Policy Year, you may withdraw a portion of your cash surrender value upon written request. For each partial withdrawal, we will deduct a transaction fee of 2.00% of the amount withdrawn, not to exceed $25. If the Policy has Death Benefit Options 1 and 3 in effect, we will also deduct a proportional amount of the full surrender charge based on the decrease in face amount resulting from the partial withdrawal.

We do not assess a partial withdrawal charge against that portion of the partial withdrawal that is the preferred partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Fixed Account each Policy Year at no charge. We reserve the right to limit the number of free transfers to 6 per Policy Year. This charge reimburses us for the administrative costs of processing the transfer.

- We currently deduct a $10 charge from the amount transferred over the number of free transfers permitted in a Policy Year. We may deduct up to $25 from the amount transferred where the transfer is made for each additional transfer made over the free amount during a Policy Year to compensate us for the costs of processing these transfers.

- For purposes of assessing the transfer charge, we consider each telephone, facsimile, [e-mail,] or written request to be one transfer, regardless of the number of Subaccounts (or Fixed Account) affected by the transfer.

- We deduct the transfer charge pro-rata from the account(s) from which the transfer is being made unless you have specified which account(s) from which the charge should be deducted.

- Transfers resulting from dollar cost averaging, account rebalancing, loans, and a conversion during the first 24 months from the Date of Issue or of the increase in face amount or a reallocation of Policy Value during the first 20 days after the Date of Issue do not count as transfers for the purpose of assessing this charge.

PROCESSING CHARGE

A processing charge of up to $25 [from the Policy Value] may be made for changing the payment allocation, changing the monthly deduction allocation among the Subaccounts and the Fixed Account, providing a hypothetical illustration, or printing a duplicate Policy to compensate us for costs of processing your request.

LOAN CHARGE

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan on each Policy Anniversary and will bear interest at the same rate of the loan. We charge an annual interest rate of 4.80% on standard loans, and 4.00% on preferred loans. We guarantee that the annual interest rate will never exceed 6.00% on standard loans, and 4.50% on preferred loans.

After offsetting the 4.00% interest we currently credit to the portion of the Fixed Account securing the loan, the net cost of the loans will be 0.80% for standard loans and 0% for preferred loans. Moreover, after offsetting the 4.00% interest, we guarantee we will credit to the portion of the Fixed Account securing the loan, the maximum guaranteed net cost of loans is 0.80% annually for standard loans and 0% annually for preferred loans.

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests; some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. For further information, consult the portfolios' prospectuses and the Fee Table in this prospectus.

FEDERAL TAX CONSIDERATIONS

The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal income tax purposes and receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to a Policy issued on a substandard basis (i.e., an underwriting class involving higher than standard mortality risk.) It is not clear whether such a Policy will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate net payments and Policy Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Variable Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Variable Account assets supporting the Policy.

In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Variable Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to be summarized here, but generally depend on the amount of net payments paid during the first 7 policy years. Certain changes in a policy after it is issued could also cause it to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. A reduction in the death benefit during the first seven Policy Years could cause the Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax adviser to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

- All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy value immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any net payments or other considerations paid for a Policy, plus any previously taxed distributions.

- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have age 59-1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not a MEC are generally treated first as a recovery of your investment in the policy, and as taxable income after the recovery of all investment in the policy. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Standard loans from or secured by a policy that is not a MEC are generally not treated as distributions. However, the tax consequences of preferred loans from a policy that is not a MEC are uncertain and you should consult a tax adviser concerning those consequences.

Finally, neither distributions from nor loans from (or secured by) a policy that is not a MEC are subject to the 10% additional tax.

POLICY LOANS. If a loan is outstanding when the policy is cancelled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, loan interest will not be deductible. Before taking out a loan, you should consult a tax adviser as to the tax consequences. IF YOUR POLICY HAS A LARGE AMOUNT OF INDEBTEDNESS WHEN IT LAPSES OR IS SURRENDERED, YOU MIGHT OWE TAXES THAT ARE MUCH MORE THAN THE CASH SURRENDER VALUE.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the policy until the Policy Value is just high enough to pay off the outstanding loan. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, this strategy will fail to achieve its goal if the Policy is a MEC or becomes a MEC after the periodic borrowing begins. Second, this strategy has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions. Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Policy Value that could result in the policy lapsing. In that event, assuming loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse occurs. Anyone considering using the Policy as a source of tax-free income by taking out policy loans should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in such a strategy.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

ACCELERATED DEATH BENEFIT RIDER. The Federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain. You should consult a qualified tax adviser about the consequences of requesting payment under this rider. See "Death Benefit -- Accelerated Death Benefit Rider."

[ADD OTHER RIDERS]

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement . In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under Federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of Federal, state, and local estate, inheritance, generation-skipping, and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

TAX SHELTER REGULATIONS. Owners that are corporations should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(B) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, net payments, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

SPLIT DOLLAR ARRANGEMENTS. You may enter into a split dollar arrangement with another person(s) whereby the payment of net payments and the right to receive benefits under the Policy are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of an employee, the employer will pay the net payments and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any settlement in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the settlement the amount which he or she would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the settlement.]

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a net payments on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional net payments with respect to such arrangements.

FOREIGN TAX CREDITS. To the extent that any underlying eligible portfolio makes the appropriate election, certain foreign taxes paid by the portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policyowners.

SUPPLEMENTAL BENEFITS AND RIDERS. Contact our Variable Life Service Center for further discussion of the tax consequences associated with particular supplemental benefits and riders available under the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS

The following riders offering supplemental benefits are available under the Policy. Most of these riders are subject to age and underwriting requirements, and may be added or cancelled at any time. We generally deduct any monthly charges for these riders from Policy Value as part of the monthly deduction. The charges associated with certain of the riders may be reset annually. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details. The SAI contains a full description of each rider.

We currently offer the following riders and options under the Policy.

      -     Accelerated Death Benefit Rider

      -     Disability Waiver of Monthly Payment Rider

      -     Guaranteed Death Benefit Rider

      -     Other Insured Term Insurance Rider

      -     Term Insured Rider

ILLUSTRATIONS

The following illustrations have been prepared to help show how certain Policy Values under a sample Policy would change with different hypothetical rates of investment performance over an extended period of time. The illustrations show Policy Values and cash surrender values as well as death benefits. The tables illustrate how Policy Values and cash surrender values, which reflect all applicable charges and deductions, and death benefits of the Policy at the illustrated issue ages would have varied over time if the return on the assets of the portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The tables assume that an annual net payments of $1,000 was paid on the first day of each Policy Year and that there were never any loans. For comparison, the tables also show how the net payments would have accumulated if they had been invested in a typical interest-bearing account at a net interest rate of 5%.

The Policy Values, cash surrender values and death benefits shown in the tables reflect the hypothetical gross rate of return for each Subaccount as a result of expenses and fees incurred by the portfolios and the variable account, and as a result of monthly mortality and expense risk charges. The illustrations assume that the assets in the portfolios are subject to average annual portfolio expenses equal to [___]% of the average daily net assets (this does not include the monthly mortality and expense risk charge). This assumes an equal allocation of Policy Values between all Subaccounts, and is based on the arithmetic average of the total expense ratios of each of the portfolios for the last fiscal year. For information on portfolio expenses, see the Portfolio Expense Table above.

The illustrations also take into account the monthly charge assessed against each Subaccount for assuming mortality and expense risks. This charge is equivalent to an annual charge of ___% of the average daily net assets in the Subaccounts during the first 10 Policy Years and ___% thereafter. The illustrations take into account the payment expense charge, the cost of insurance charge, the monthly administrative fee, and the surrender charges where applicable. Since these charges vary by factors such as issue age, sex and underwriting class and other characteristics of the insured, the charges for your Policy are likely to differ significantly from the charges reflected in these illustrations.

Taking into consideration the assumed annual average portfolio expenses of ___% and the annual charges for monthly mortality and expense risks, the gross annual hypothetical rates of return of 0%, 6% and 12% correspond to approximate net annual hypothetical rates of return of ___%, ___% and ___% in years 1 through 10, ___%, ___% and ___% thereafter.

The tables illustrating Policy Values are based on the assumptions that the Policyowner pays the net payments indicated, does not change the principal sum, and does not make any withdrawals or take any Policy loans. The values under an actual Policy may be significantly different from those shown even if the portfolio returns average 0%, 6% or 12% but fluctuate over and under those averages throughout the years shown.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your Policy Value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your loan and withdrawal history.

Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy Values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Policyowner pays more than the stated net payments.

Separate illustrations on each of the following pages reflect our current cost of insurance charge and monthly administrative fee and the higher guaranteed maximum cost of insurance charge that we have the contractual right to charge. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.

The death benefits illustrated in the illustrations assume that the death benefit options increase in certain years, reflecting current Code requirements.

Zero values in the illustration indicate the Policy lapses unless net payments higher than those illustrated are paid.

These illustrations are based on our sex distinct rates for non-tobacco users.

Since the cost of insurance and other charges differ significantly based on issue age, sex, underwriting class and other factors, your Policy Value is likely to differ significantly from the Policy Values shown in these hypothetical illustrations. Upon request, we will furnish comparable illustrations based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations. Upon request, we will furnish a comparable illustrations based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations.

[ADD ILLUSTRATIONS]

SALE OF THE POLICIES

Canada Life of America Financial Services, Inc. ("CLAFS") acts as the principal underwriter for and general distributor of the Policies. CLAFS was organized under the laws of Georgia on January 18, 1988, and is a wholly-owned subsidiary of Canada Life Insurance Company of America and an affiliate of the Company. CLAFS is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). More information about CLAFS and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of CLAFS, by registered representatives of a broker-dealer having a selling agreement with CLAFS, or by registered representatives of a broker-dealer having a selling agreement with these broker-dealers. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable life insurance policies. CLAFS will pay distribution compensation to selling broker-dealers in varying amounts that, under normal circumstances, is not expected to exceed [6.5]% of net payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS' operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with these broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions.

We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

LEGAL PROCEEDINGS

Canada Life Insurance Company of America and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Account, the principal underwriter or the Company.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information ("SAI"). Our financial statements should be distinguished from the financial statements of the Variable Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Variable Life Service Center.

GLOSSARY

APPLICATION

The application you must complete to purchase a Policy plus all forms required by us or applicable law.

ACCEPTANCE

The Date of Issue if the application is approved with no changes requiring your consent; otherwise, the date we receive your written consent to any changes and sufficient net payments at our Variable Life Service Center.

AGE

How old the insured is on the birthday nearest to the most recent Policy Anniversary.

ASSIGNEE

The person to whom you have transferred your ownership of this Policy.

BASE DEATH BENEFIT

The amount payable under the base policy upon the death of the insured, before deductions for any outstanding loan and any unpaid monthly deductions or addition of rider benefits. The base death benefit depends on the death benefit option you select.

BASE POLICY

The base Policy is the Policy without any attached supplemental benefit riders.

BENEFICIARY

The person you name to receive the death benefit when the insured dies. The owner may designate primary, contingent and irrevocable beneficiaries.

CASH SURRENDER VALUE

The amount payable on a full surrender of the Policy. It is the Policy Value less any outstanding loan and surrender charges.

CODE

The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR)

Canada Life Insurance Company of America.

DATE OF ISSUE

We measure the monthly processing date, Policy Months, Policy Years and Policy Anniversaries from this date. Insurance coverage does not begin until the Date of Issue.

DEATH BENEFIT

The amount we pay to the beneficiary if the insured dies while this Policy is in force. "Death Benefit" has the same meaning as the term "Net Death Benefit" in your Policy.

DUE PROOF OF DEATH

Proof of death that is satisfactory to us. Such proof may consist of: (i) a certified copy of the death certificate; or (ii) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

EARNINGS

The amount by which the Policy Value exceeds the sum of the net payments made, minus all withdrawals and withdrawal charges. Earnings are calculated at least once each month.

EVIDENCE OF INSURABILITY

Information, including medical information, that we use to determine the insured's underwriting class.

FACE AMOUNT

The amount of insurance coverage in effect under the Base Policy, including any additional increases or decreases. The initial face amount is shown on the Policy Details pages.

FINAL PAYMENT DATE

The Policy Anniversary nearest the insured's 100th birthday. After this date, which is shown on the Policy Details pages, no further payments may be made, other than full or partial loan repayments. There will be no further monthly deductions taken on or after the final payment date except for the monthly mortality and expense charges. Policy loans, partial withdrawals, and transfers among Subaccounts are not permitted after the final payment date.

FIXED ACCOUNT

Part of our general account that provides a fixed interest rate. This account is not part of and does not depend on the investment performance of the Variable Account.

FUNDS

Investment companies that are registered with the SEC.

GENERAL ACCOUNT

All our assets other than those held in a variable account.

GRACE PERIOD

A 62-day period after which a Policy will lapse if you do not make a sufficient payment.

HOME OFFICE

Our office located at 6201 Powers Ferry Road. N.W., Atlanta, GA 30339.

INDEBTEDNESS

The total amount of all outstanding Policy loans, including both principal and interest due.

INITIAL FACE AMOUNT

The face amount on the Date of Issue.

INSURANCE PROCEEDS

The amount we pay to the beneficiary when we receive due proof of the insured's death. We deduct any indebtedness and unpaid monthly deductions before making any payment.

ISSUE AGE

The insured's age on the insured's birthday nearest the Date of Issue.

LAPSE

What happens if your Policy terminates without value after a grace period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN FORECLOSURE

What happens if your Policy Value less outstanding loan is insufficient to cover the monthly deduction after a grace period. You may reinstate a foreclosed Policy, subject to certain conditions.

LOAN VALUE

The maximum amount you may borrow under the Policy.

MINIMUM PAYMENT PERIOD

A guarantee that the Policy will not lapse during this period if the requirements are met. The Minimum Payment Period requirement is met if, on each monthly processing date, the sum of all net payments you have made, less any outstanding loan, partial withdrawals, and partial withdrawal charges (excluding the transaction fee) equals or exceeds the cumulative total of the minimum monthly payments in effect from the Date of Issue to the monthly processing date.

MINIMUM INITIAL PAYMENTS

An amount equal to the minimum annual net payments (as set forth in your Policy) DIVIDED by the following factor (reflecting the frequency of your planned net payments): annual 1.0; semi-annual 2.0; quarterly 4.0; monthly 12.0.

MONTHLY DEDUCTION

Consists of the charges taken on each monthly processing date up to the final payment date, including the cost of insurance charge, monthly expense charge, monthly administration fee, and any monthly rider charges. This charge also includes the monthly mortality and expense charge which will continue to be assessed after the final payment date.

MONTHLY PROCESSING DATE

The date on which the monthly deduction is taken each month. This date is shown on the Policy Details pages. This is the same day as the Date of Issue in each successive month. If there is no day in a calendar month that coincides with the Date of Issue, or if that day falls on a day that is not a valuation day, then the monthly processing day is the next valuation day. On each monthly processing day, we determine Policy charges and deduct them from the Policy Value.

NET AMOUNT AT RISK

The net amount at risk on the monthly processing date is the base death benefit minus the Policy Value prior to the monthly deduction. On any other day the net amount at risk is the base death benefit minus the Policy Value. The net amount at risk can be determined on the monthly processing date or any other day.

NET PAYMENTS

Your payment minus the payment expense charge shown on the Policy Details pages.

OUTSTANDING LOAN

All Policy loans taken plus interest due or accrued, minus any loan payments made and interest earned.

PLANNED NET PAYMENTS

The net payments selected by the Policyowner at issue as the intended periodic payment to be made to this Policy.

POLICY ANNIVERSARY

The same date in each Policy Year as the Date of Issue.

POLICY CHANGE

Any change in the face amount, or the addition or deletion of a rider, underwriting classification, or change from Death Benefit Option 1 to Death Benefit Option 2, and vice versa.

POLICY DETAILS

Information specific to your Policy, located on the pages following the table of contents in your Policy.

POLICYOWNER (YOU OR YOUR)

The person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary.

POLICY VALUE

The sum of the Variable Account value and the Fixed Account Value.

POLICY YEAR

A year that starts on the Date of Issue or on a Policy Anniversary.

PORTFOLIOS

The investment portfolios of the Funds in which the Subaccounts invest.

PRO-RATA ALLOCATION

An allocation among the Fixed Account and the Subaccounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and in each Subaccount bear to the total unloaned Policy Value.

RIDER

A supplementary insurance contract that provides an optional benefit, which may be added to your Policy for an additional charge.

RIGHT TO EXAMINE PERIOD

The period described on the cover page of this Policy during which the Policyowner may cancel the Policy for a refund by returning it to the Company.

SUBACCOUNT

A subdivision of the Variable Account investing exclusively in the shares of a single portfolio.

UNDERWRITING CLASS

The insurance risk classification that we assign to the insured based on the information in the application and any other evidence of insurability that we consider. The insured's underwriting class affects the monthly deduction and the payment required to keep the Policy in force. It is shown on the Policy Details pages.

UNIT

A measurement used in the determination of the Policy's Variable Account value.

VALUATION DAY

A valuation day is each day that each Subaccount is valued. A valuation day is each day that our Variable Service Center and the New York Stock Exchange is open for trading. In addition to federal holidays, we are closed on the following days:_____. We do not conduct any business on those days.

VALUATION PERIOD

The period beginning at the close of business on one valuation day and continuing to the close of business on the next valuation day. The close of business is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

VARIABLE ACCOUNT

Canada Life of America Variable Life Account 1.

VARIABLE LIFE SERVICE CENTER

Our Variable Life Service Center as shown on the cover page of the Policy is located at P.O. Box 105662, Atlanta, Georgia, 30348-5662 telephone: (800) 905-1959.

WRITTEN NOTICE OR WRITTEN REQUEST

The written notice or request you must complete, sign, and send to us at our Variable Life Service Center to request or exercise your rights as Policyowner. To be complete, each written notice or written request must: (i) be in a form we accept; (ii) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right under the Policy you specify; and (iii) be received at our Variable Life Service Center.

                                                                      APPENDIX A

            DEATH BENEFIT OPTIONS 1 AND 2--GUIDELINE NET PAYMENT TEST

                          MINIMUM DEATH BENEFIT FACTORS

    Age                     Percentage                       Age                     Percentage
[Through 40                    250%                           60                        130%
     41                        243%                           61                        128%
     42                        236%                           62                        126%
     43                        229%                           63                        124%
     44                        222%                           64                        122%

     45                        215%                           65                        120%
     46                        209%                           66                        119%
     47                        203%                           67                        118%
     48                        197%                           68                        117%
     49                        191%                           69                        116%

     50                        185%                           70                        115%
     51                        178%                           71                        113%
     52                        171%                           72                        111%
     53                        164%                           73                        109%
     54                        157%                           74                        107%

     55                        150%                         75-90                       105%
     56                        146%                           91                        104%
     57                        142%                           92                        103%
     58                        138%                           93                        102%
     59                        134%                           94                        101%
                                                            95-100                      100%]

                                                                      APPENDIX B

              DEATH BENEFIT OPTION 3--CASH VALUE ACCUMULATION TEST

                          MINIMUM DEATH BENEFIT FACTORS

Age                   Percentage                      Age                      Percentage
[35                     435.21%                        70                       151.05%
 36                     419.38%                        71                       147.81%
 37                     404.15%                        72                       144.77%
 38                     389.54%                        73                       141.87%
 39                     375.48%                        74                       139.14%

 40                     361.95%                        75                       136.59%
 41                     350.08%                        76                       134.20%
 42                     338.66%                        77                       131.97%
 43                     327.66%                        78                       129.86%
 44                     317.08%                        79                       127.87%

 45                     306.88%                        80                       125.98%
 46                     297.07%                        81                       124.19%
 47                     287.63%                        82                       122.49%
 48                     278.55%                        83                       120.90%
 49                     269.81%                        84                       119.43%

 50                     261.40%                        85                       118.06%
 51                     253.30%                        86                       116.81%
 52                     245.52%                        87                       115.64%
 53                     238.06%                        88                       114.55%
 54                     230.91%                        89                       113.52%

 55                     224.05%                        90                       112.52%
 56                     217.49%                        91                       111.54%
 57                     211.22%                        92                       110.54%
 58                     205.21%                        93                       109.51%
 59                     199.45%                        94                       108.40%

 60                     193.93%                        95                       107.20%
 61                     188.66%                        96                       105.91%
 62                     183.62%                        97                       104.58%
 63                     178.81%                        98                       103.37%
 64                     174.23%                        99                       102.44%]

 65                     169.87%
 66                     165.73%
 67                     161.79%
 68                     158.04%
 69                     154.46%

                                                                      APPENDIX C

                         MAXIMUM MONTHLY EXPENSE CHARGES

We compute a Monthly Expense Charge on the Date of Issue and on each increase in face amount. The Monthly Expense Charge is based on the age (on the Date of Issue or on the date of any increase in face amount), sex, and underwriting class of the insured, as indicated in the table below.

            MAXIMUM MONTHLY EXPENSE CHARGES PER $1,000 OF FACE AMOUNT

 AGE AT
ISSUE OR                MALE         MALE         FEMALE          FEMALE           UNISEX          UNISEX
INCREASE             NON-TOBACCO    TOBACCO    NON-TOBACCO        TOBACCO        NON-TOBACCO       TOBACCO




















                                                                      APPENDIX C

 AGE AT
ISSUE OR                MALE         MALE         FEMALE          FEMALE           UNISEX          UNISEX
INCREASE             NON-TOBACCO    TOBACCO    NON-TOBACCO        TOBACCO        NON-TOBACCO       TOBACCO




















EXAMPLES

[INSERT SAMPLE CALCULATIONS]

                                                                      APPENDIX D

                    CALCULATION OF MAXIMUM SURRENDER CHARGES

We compute a separate surrender charge on the Date of Issue and at the time of each increase in face amount. The maximum surrender charges are based on the age (on the Date of Issue and on the date of any increase in face amount), sex and underwriting class of the insured, as indicated in the table below.

               MAXIMUM SURRENDER CHARGE PER $1,000 OF FACE AMOUNT

 AGE AT
ISSUE OR             MALE            MALE         FEMALE           FEMALE          UNISEX           UNISEX
INCREASE          NON-TOBACCO       TOBACCO     NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO

















                                                                      APPENDIX D


 AGE AT
ISSUE OR             MALE            MALE         FEMALE           FEMALE          UNISEX           UNISEX
INCREASE          NON-TOBACCO       TOBACCO     NON-TOBACCO        TOBACCO       NON-TOBACCO        TOBACCO

















EXAMPLES

[INSERT SAMPLE CALCULATIONS

                                                                      APPENDIX E



                        EXAMPLES OF DEATH BENEFIT OPTIONS
================================================================================


For the purposes of the following examples, assume that the insured is under the age of 40, and that there is no outstanding loan.

Example using Death Benefit Option 1 -- Under Option 1, a Policy with a $100,000 face amount will have a base death benefit of $100,000. However, because the base death benefit must be equal to or greater than 250% of Policy Value (from APPENDIX A), if the Policy Value exceeds $40,000 the base death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $40,000 will increase the base death benefit by $2.50.

A Policy with a Policy Value of:

     - $50,000 will have a minimum death benefit of $125,000 (e.g., $50,000 X 2.50);

     - $60,000 will have a minimum death benefit of $150,000(e.g., $60,000 X 2.50);

     - $75,000 will have a minimum death benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the base death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the base death benefit will be reduced from $150,000 to $125,000. However, the base death benefit will never be less than the face amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185% (from APPENDIX A). The base death benefit would be greater than $100,000 face amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the base death benefit by $1.85.

Example using Death Benefit Option 2 -- Under Option 2, assume that the insured is under the age of 40 and that there is no outstanding loan. The face amount of the Policy is $100,000. Under Death Benefit Option 2, a Policy with a face amount of $100,000 will produce a base death benefit of $100,000 plus Policy Value.

A Policy with Policy Value of:

     - $10,000 will produce a minimum death benefit of $110,000 (e.g., $100,000 + $10,000);

     - $25,000 will produce a minimum death benefit of $125,000 (e.g., $100,000 + $25,000);

     - $50,000 will produce a minimum death benefit of $150,000 (e.g., $100,000 + $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the face amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the base death benefit by $2.50.

If the Policy Value is:

     -    $70,000, the minimum death benefit will be $175,000 (e.g., $70,000 X
          2.50);

     -    $80,000, the minimum death benefit will be $200,000 (e.g., $80,000 X
          2.50);

     -    $90,000, the minimum death benefit will be $225,000 (e.g., $90,000 X
          2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the base death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the base death benefit will be reduced from $200,000 to $175,000. However, the base death benefit will be the face amount plus Policy Value when the Guideline Minimum Death Benefit is less than the face amount plus the Policy Value.

The Guideline Minimum Death Benefit Factor becomes lower as the insured's age increases. If the insured's age in the above example were 50, the base death benefit must be at least 185% of the Policy Value. The base death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the base death benefit by $1.85.

Example using Death Benefit Option 3 -- In this example assume that the insured is a male, age 35, preferred non-tobacco and that there is no outstanding loan. The Guideline Minimum Death Benefit Factor, for this example, would be 437%.

Under Death Benefit Option 3, a Policy with a face amount of $100,000 will have a base death benefit of $100,000. However, because the base death benefit must be equal to or greater than 437% of Policy Value (in Policy Year 1), if the Policy Value exceeds $22,883 the base death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the base death benefit by $4.37.

A Policy with a Policy Value of:

     -    $50,000 will produce a minimum death benefit of $218,500 ($50,000 X
          4.37);

     -    $60,000 will produce a minimum death benefit of $262,200 ($60,000 X
          4.37);

     -    $75,000 will produce a minimum death benefit of $327,750 ($75,000 X
          4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of Policy Value will reduce the base death benefit by $4.37. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the base death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the base death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1). The base death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from Policy Value would change the base death benefit by $2.70.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Additional Policy Information
    The Policy
    Our Right to Contest the Policy
    Policyowner
    Beneficiary
    Assignment
    Notification of Death
    Misstatement of Age or Sex
    Suicide Exclusion
    Non-Participation
    Net Payment Limitations
    Changing Death Benefit Options
    Payment Options
    Postponement of Payments
    Dollar Cost Averaging
    Account Rebalancing
    Change in Subaccount Investment Policy
    Cost of Insurance Charge
    Charge Discounts for Sales to Groups and Affiliates
    Policy Termination
Supplemental Benefits and Riders
    Accelerated Death Benefit Rider
    Rider
    Disability Waiver of Planned Net Payment Rider
    Guaranteed Death Benefit Rider
    Other Insured Term Insurance Rider
Performance Data
Additional Information
    IMSA
    The Portfolios
    Potential Conflicts of Interest
    Policies Issued in Conjunction with Employee Benefit Plans
    Legal Developments Regarding Unisex Actuarial Tables
    Safekeeping of Account Assets
    Reports to Policyowners
    Records
    Services and Third Party Administration Agreements
    Service Fees
    Principal Underwriter
    Legal Matters
    Experts
    Information about the Company
    Information about the Variable Account
    Other Information
    Financial Statements
Index to Financial Statements

[Outside back cover page]

To learn more about the Policy, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, please call us toll-free at 1-800-232-1335, or write to us at our Variable Life Service Center at P.O. Box 105662, Atlanta, GA 30348-9563. We will send you a copy of the SAI within 3 days of receipt of your request by means to ensure prompt delivery.

You may also call us toll-free or write to us at the Variable Life Service Center without charge if you wish to receive a copy of personalized illustrations of your Policy's death benefits, cash surrender values, and cash values, to request additional information about the Policy, and to ask questions about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet e-mail (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.
















Investment Company Act of 1940 Registration File No. 811-09667

CLICA VUL 1 Advisor SAI

                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                  (REGISTRANT)

                                       OF

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                                   (DEPOSITOR)

                                   HOME OFFICE
                          6201 POWERS FERRY ROAD. N.W.
                                ATLANTA, GA 30339

                          VARIABLE LIFE SERVICE CENTER
                                 P.O. BOX 105662
                           ATLANTA, GEORGIA 30348-5662

                        PHONE: (800) 905-1959 (TOLL-FREE)
                                      FAX:

                       STATEMENT OF ADDITIONAL INFORMATION
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable universal life insurance policy (the "Policy") offered by Canada Life Insurance Company of America (we, our, us, or the Company). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003.

You may obtain a free copy of the prospectus by writing or calling us at our address or toll-free phone number shown above. Terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Additional Policy Information................................................  1
   The Policy................................................................  1
   Our Right to Contest the Policy...........................................  1
   Beneficiary...............................................................  1
   Assignment................................................................  1
   Notification of Death.....................................................  2
   Misstatement of Age or Sex................................................  2
   Suicide Exclusion.........................................................  2
   Non-Participation.........................................................  2
   Premium Limitations.......................................................  2
   Dollar Cost Averaging.....................................................  3
   Change in Subaccount Investment Policy....................................  3
   Charge Discounts for Sales to Groups and Affiliates.......................  3
   Policy Termination........................................................  4
Supplemental Benefits and Riders.............................................  4
   Accelerated Death Benefit Rider...........................................  4
   Disability Waiver of Monthly Payment Rider................................  5
   Guaranteed Death Benefit Rider............................................  6
   Other Insured Term Insurance Rider........................................  6
   Term Insurance Rider......................................................  7
Performance Data.............................................................  8
Additional Information....................................................... 12
   IMSA...................................................................... 12
   The Portfolios............................................................ 13
   Potential Conflicts of Interest........................................... 13
   Policies Issued in Conjunction with Employee Benefit Plans................ 13
   Safekeeping of Account Assets............................................. 13
   Reports to Owners......................................................... 14
   Records................................................................... 14
   Services and Third Party Administration Agreements........................ 14
   Service Fees.............................................................. 14
   Principal Underwriter..................................................... 15
   Legal Matters............................................................. 15
   Experts................................................................... 15
   Information about the Company............................................. 16
   Information about the Variable Account.................................... 16
   Other Information......................................................... 16
   Financial Statements...................................................... 16
Index to Financial Statements................................................  1

ADDITIONAL POLICY INFORMATION
================================================================================

                                   THE POLICY

The entire contract is made up of the Policy, the application for the Policy, the application(s) to increase the face amount or to change the underwriting class, Policy Details page(s), any application for reinstatement of the Policy, any supplemental pages issued, and any riders or endorsements. We assume that the information you and the insured provide in any application is accurate and complete to the best of your knowledge. In the absence of fraud, all statements made in any application are deemed representations and not warranties. No statement will be used to contest this Policy or deny a claim unless it is contained in an application. Our representatives are not permitted to change this Policy or extend the time for paying premiums.

                         OUR RIGHT TO CONTEST THE POLICY

We will not contest this Policy after it has been in force during the insured's lifetime for two years from the Date of Issue or, if reinstated, for two years from the effective date of reinstatement. We will not contest any increase in the face amount or any increase to the Target Death Benefit Schedule once the increase has been in force during the insured's lifetime for two years following the effective date of the increase. Any contest that we make after a reinstatement or an increase in the face amount or Target Death Benefit Schedule will be limited to material statements made in the application for such reinstatement or increase.

                                   BENEFICIARY

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the insured dies. The beneficiary's interest will be affected by any assignment you make. If you assign this Policy as collateral, all or a portion of the net death benefit will first be paid to the assignee; any money left over from the amount due the assignee will go to those otherwise entitled to it.

Your choice of beneficiary may be revocable or irrevocable. You may change a revocable beneficiary by written request; but an irrevocable beneficiary must agree to any change in writing. You will also need an irrevocable beneficiary's permission to exercise other rights and options granted by this Policy. Unless you have asked otherwise, this Policy's beneficiary will be revocable.

Any change of the beneficiary must be requested before the date of death of the insured and while the Policy is in force. When we receive your request the change will take place on the date the request is signed. Any rights created by the change will be subject to any payments made, or actions taken, before we receive the written request.

If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have designated otherwise.

If a beneficiary dies before the insured, his or her interest in this Policy will pass to any surviving beneficiaries in proportion to their share in the death benefit, unless you have designated otherwise. If all beneficiaries die before the insured, the death benefit will pass to you or your estate.

                                   ASSIGNMENT

You may change the ownership of this Policy by sending us a written request at any time while the insured is living and the Policy is in force. An absolute assignment will transfer ownership of the Policy from you to another person called the assignee. You may also assign this Policy as collateral to an assignee. The limitations on your ownership rights while a collateral assignment is in effect are specified in the assignment.

We are not bound by an assignment or release thereof, unless it is in writing and recorded at the Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release. An assignment may have tax consequences.


                              NOTIFICATION OF DEATH

The death of the insured and/or the Policyowner(s) must be filed with us immediately, and we will require due proof of death. We will compute the net death benefit as of the date of death of the insured.

                           MISSTATEMENT OF AGE OR SEX

If the insured's date of birth or sex has been misstated, the proceeds payable will be the amount which the most recent cost of insurance charge deducted would have purchased for the correct age and sex. We will not reduce the base death benefit to less than the minimum death benefit required by federal law. No adjustment will be made if: (a) the insured dies after the final payment date; or (b) the last monthly cost of insurance charge was sufficient, using the correct age and sex, to purchase the net amount at risk in effect at the time such charge was taken.

                                SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within 2 years of the Date of Issue, we will pay the beneficiary an amount equal to the sum of all payments, without interest, less any outstanding loan balance and partial withdrawals. Insurance coverage under this Policy and all riders will then terminate. If this Policy is reinstated, a new two year exclusion period will begin on the effective date of the reinstatement unless prohibited by applicable state law.

If the insured commits suicide, while sane or insane, within 2 years of the effective date of an increase in the face amount or an increase to the Target Death Benefit Schedule, we will not recognize the increase. We will pay the beneficiary any net death benefit amount not subject to a suicide exclusion period, plus an amount equal to the monthly expense charges and the cost of insurance charges associated with the increase. Insurance coverage under this Policy and all riders will then terminate.

                                NON-PARTICIPATION

The Policy is not eligible for dividends and will not participate in our divisible surplus.

                               PREMIUM LIMITATIONS

You may make premium payments at any time while the insured is living and the Policy is force subject to certain conditions. We may limit the amount you pay to us in a Policy Year. We will refund the amount of any payment received that would cause your Policy to no longer qualify as a life insurance policy as defined by the Code, Section 7702, as amended. We will refund the amount of any payment received which would cause this Policy to become a Modified Endowment Contract ("MEC") as defined by the Code, Section 7702A, as amended, unless you provide us written notice that allowing your Policy to become a MEC is acceptable to you. If any payment would increase the base death benefit by more than the amount of such payment, we reserve the right to refund the payment or require satisfactory evidence of insurability for the amount of the increase above the payment amount. No premium payment may be made after the final payment date.

                              DOLLAR COST AVERAGING

You may choose to transfer on a periodic basis specific dollar amounts of at least $100 automatically from any Subaccount or the Fixed Account (either, a "source account") to any other Subaccount or the Fixed Account in amounts of at least $1.

To initiate dollar cost averaging ("DCA"), we must receive your written request on the required form. Once you have elected DCA, we will process transfers until one of the following occurs:

     - the balance of the source account is less than the specified DCA amount;

     -    we receive your written revocation of DCA; or

     -    we discontinue the service.

We reserve the right to change our procedures or to discontinue the DCA program for any reason upon 30 days of providing written notice to you. This option is not available on the 29th, 30th or 31st of each month. There is no charge for this feature.

                     CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Value in that Subaccount to another Subaccount or to the Fixed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.


               CHARGE DISCOUNTS FOR SALES TO GROUPS AND AFFILIATES

The amount of surrender charges may be reduced or waived when the Policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. Such charge also may be waived when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; any selling broker-dealer; or any of their affiliates.

Generally, we reduce or waive charges based on a number of factors, including:

     -    the number of insureds;

     -    the size of the group of purchasers;

     -    the total premium expected to be paid;

     -    total assets under management for the Policyowner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the Policies are being purchased;

     -    the expected persistency of individual Policies; and

     - any other circumstances rationally related to the expected reduction in expenses.

In no event will reduction or waiver of the surrender charge be permitted where such reduction or waiver will be discriminatory to any person.

                               POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -    the end of a 62-day grace period without a sufficient payment;

     -    the date the insured dies; or

     -    the date you surrender your Policy.

SUPPLEMENTAL BENEFITS AND RIDERS
================================================================================

                         ACCELERATED DEATH BENEFIT RIDER

You may elect to receive a portion of the Death Benefit, called the "living benefit," prior to the Insured's death. You may only exercise this rider once. You may elect to receive payment under the rider either under the terminal illness option or the nursing home option.

An amount equal to the Outstanding Loan multiplied by the option percentage will be deducted from the living benefit. The remaining Outstanding Loan will continue in force.

The assumptions we use to calculate the living benefit may change from time to time. The factors used to compute the living benefit will be set and changed based on changes in our future expectations. We will not change these factors to recoup any prior losses or distribute past gains under the Rider.

You may exercise the rider if:

     -    the Policy is in force; and

     - a written consent has been given by any collateral assignee, irrevocable beneficiary and the Insured if You are not the insured; and Insured qualifies for the option You elect.

TERMINAL ILLNESS OPTION. You may exercise this rider under the terminal illness option if you provide proof of claim that the insured's life expectancy is 12 months or less. We will distribute equal monthly payments for 12 months or in a lump sum. If you elect to receive the rider benefit in 12 monthly payments, we will pay at least $85.21per month for each $1,000 of living benefit. This assumes an annual interest rate of 5%.

If the Insured dies before all the payments have been made, we will pay the beneficiary in one sum the present value of the remaining payments due under this Rider calculated at the interest rate we use to determine those payments.

NURSING HOME OPTION. You may elect to receive the rider benefits under the nursing home option if (1) the insured is confined to an eligible nursing home and has been confined there continuously for the preceding six months; and (2) you provide proof of claim that the Insured is expected to remain in the nursing home until death.

We will distribute the benefit in level monthly payments at an annual interest rate of 5% or in a lump sum. If the Insured dies before all the payments have been made, we will pay the Beneficiary in one sum the present value of the remaining payments due under this Rider calculated at the interest rate we use to determine those payments. We reserve the right to set a maximum monthly benefit, which will not be less than $5,000.

EFFECT ON POLICY. We will decrease the death benefit by the rider benefit amount. This decrease will be effective on the monthly processing date following the date of your written request to exercise the rider. The face amount will be decreased or eliminated in the following order: (a) first, the most recent increase; (b) second, the next most recent increases successively; and (c) last, the initial Face Amount. We will not assess a surrender charge on any deduction in the face amount.

                   DISABILITY WAIVER OF MONTHLY PAYMENT RIDER

This rider provides that, during periods of total disability, we will add to the Policy Value on each monthly processing date the monthly waiver of payment benefit. The benefit amount is the greater of:

     -    the amount shown in the policy details pages; or

     - the minimum monthly payment for the face amount covered by this rider during a period when the minimum monthly payment applies; or

     - the monthly cost of insurance charges applicable to the face amount and other riders covered by this rider.

To receive the benefit, we must receive written notice of claim of the insured's total disability and evidence that the total disability (a) began while this rider was in force, (b) began before the Policy Anniversary nearest the insured's age 65, and (c) evidence that the disability has continued for at least four months. Written notice of claim must be sent to the Variable Life Service Center during the lifetime of the insured, while the insured is totally disabled, and not later than 12 months after this rider terminates. Proof of claim must be sent to the Variable Life Service Center no later than 6 months after the written notice of claim. Failure to give notice and proof of claim within the time required will not void or reduce any claim if it can be shown that notice and proof were given as soon as reasonably possible. Proof of total disability must be furnished at our request or the rider will terminate. This rider also will terminate on the first of the following to occur: (a) the Policy lapses or terminates; (b) the day before the Policy anniversary nearest age 65, except as provided in the benefit provision; and (c) the end of the Policy month following a request for termination.

CHARGES. Charges for this rider are paid as a part of the monthly deduction charges due under the Policy. The monthly charge is the waiver charge shown in the cost of insurance charge table multiplied by the lesser of: (a) one-half of the waiver of payment benefit shown on the rider details pages; or (b) the maximum waiver of payment benefit amount shown on the maximum monthly waiver of payment benefit table.

DEFINITION OF TOTAL DISABILITY. Total disability means the insured is unable to engage in an occupation as a result of disease or bodily injury including loss of hearing in both ears; the sight of both eyes; the use of both hands; the use of both feet; or the use of one hand and one foot. Occupation means attendance at school if the insured is not old enough to legally end his or her formal education; or (a) during the first 60 months of disability, the occupation of the insured when such disability began; and (b) thereafter, any occupation for which the insured is or becomes reasonably fitted by training, education, or experience. No waiver of payment benefit will be provided if total disability results, indirectly or directly, from (a) an act of war, whether such war is declared or undeclared, and the insured is a member of the armed forces of a country or combination of countries; or (b) any bodily injury occurring or disease first manifesting itself prior to the effective date of this rider. However, no claim for total disability commencing after two years from the effective date will be denied on the ground that the disease or impairment not excluded from coverage by name or specific description existed prior to the effective date of this rider.

BENEFITS. You will receive benefits at the Policy month following the date total disability begins or the Policy Anniversary nearest age 5, if later. We will not provide benefits for any period more than one year prior to the date we receive written notice of claim. We will credit the Policy Value with any benefit which applies to the time during which benefits are payable. We will allocate each monthly benefit in accordance with the payment allocation in effect on the date each benefit is credited to the Policy Value.

If the insured's total disability occurs before the Policy anniversary nearest age 60, you will stop receiving benefits when total disability ends. If the total disability occurs on or after the Policy anniversary nearest age 60, you will continue receiving benefits during such total disability but not beyond the Policy anniversary nearest age 65 or two years after the benefits begin, whichever is longer.

We will stop paying benefits on the next monthly processing date following the end of a period of total disability.

You may change the amount of the benefit by written request if the insured is under age 60. The effective date of the changed benefit will be the first monthly processing date on or after all conditions are met. An increase in the benefit is subject to evidence of insurability satisfactory to us, payment of the amount needed to keep the Policy in force if the cash surrender value is less than the charges due under the Policy, and the benefits limits set forth in the maximum monthly waiver of payment benefit table in the rider. Any benefits that exceed the limits set forth in the table will be reduced.

                         GUARANTEED DEATH BENEFIT RIDER

You may elect the Guaranteed Death Benefit Rider only when you apply for the Policy. We guarantee that if the rider is in effect:

     - your Policy will not lapse regardless of the investment performance of the Variable Account; and

     - we will pay a death benefit the insured dies after the final payment date.

In order to maintain the Guaranteed Death Benefit Rider, you must meet the minimum premium payment tests on each Policy Anniversary and within 48 months following the Date of Issue and/or the date of any increase in face amount, as described below. When you elect the rider, we will deduct $25 from the Policy Value. Certain transactions, including taking any preferred loans, taking partial withdrawals, underwriting reclassifications, changing the face amount, and changing the death benefit option, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS. While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

     1.   the Minimum Payment Period requirement is met; and

     2. on each Policy Anniversary, (a) must exceed (b), where, since the Date of Issue: (a) is the sum of your payments, less any withdrawals, partial withdrawal charges and outstanding loan which is classified as a preferred loan; and (b) is the sum of the minimum Guaranteed Death Benefit payments as shown on the Policy Details page of the Policy.

If the Guaranteed Death Benefit Rider is in effect on the Final Payment Date, a guaranteed Death Benefit will be provided as long as the rider is in force. The Death Benefit will be the greater of: -- the Face Amount as of the Final Payment Date; or -- the Policy Value as of the date Due Proof of Death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

     -    foreclosure of any outstanding loan; or

     - the date on which the sum of your payments less withdrawals and preferred loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

     - any policy change that results in a negative guideline level premium; or

     - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 Policy years of the final payment date; or

     - a request for a partial withdrawal or preferred loan is made after the final payment date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first monthly processing date following the date the rider terminates.

                       OTHER INSURED TERM INSURANCE RIDER

This Rider provides a term insurance benefit for up to five other insureds. We will pay you a benefit upon the death of each of the insureds if the insured dies before his or her term insurance expiration date while this rider is in force. Currently, this benefit is available only for the spouse and children of the primary insured. You may add this rider at any time, subject to the then current underwriting standards and issue age constraints. You may cancel the rider at any time. This rider will terminate when the Policy lapses, or on the monthly processing date following a request for term insurance, whichever occurs first. Term insurance for each other insured will terminate on that other insured's term expiration date or when insurance coverage begins for an other insured under the conversion provisions of the rider.

CHARGES. Charges for this rider are paid as part of the monthly cost of insurance charges under the Policy. The rates for this fee vary by sex, underwriting class, risk class, and rider amount. The maximum charges for each other insured are shown in each other insured's policy details pages. We may reset the fee for this rider annually.

CHANGING THE BENEFITS. You may change the amount of term insurance of the other insureds under age 81 by written request during the lifetime of the other insured. To increase the amount of term insurance, you and the other insured must provide us with a completed application, a $50 transaction charge, and the amount needed to keep the Policy in force if the cash surrender value is less than this amount. The increased amount of term insurance will become effective on the first monthly processing date on or following the date all of the requirements are met. You may not increase the term insurance to less than our minimum limit in effect on the date of the request.

To decrease the amount of term insurance, you must send in a written request. The decrease will become effective on or following the monthly processing date after we receive your written request. We will decrease the term insurance in the following order: first, the most recent increase; second, the next most recent increases successively; and last, the original amount of term insurance. You may not decrease the term insurance to less than our minimum limit in effect on the date of the request.

CONVERSION. You may convert the term insurance on the life of an other insured under age 71 while the other insured is still alive and this rider is in force. The new policy will be a flexible premium variable life insurance policy. We will issue the new policy on the life of the other insured only, for the same underwriting class that applies to the other insured under this rider, and at the other insured's age and for the cost of insurance rates in use on the date of issue of the new policy. Term insurance for the other insured ends when coverage under the new policy begins.

If the insured dies while the Policy and the rider are in force, you may covert any other insured within 90 days after the insured's death. Term insurance will continue on the life of each covered other insured during the conversion period. The term insurance will begin on the date of the insured's death and will end on the first to occur of the expiration of the conversion period or the date of issue of the conversion policy.

                              TERM INSURANCE RIDER

Under this rider, we supplement the base death benefit if the insured dies while the rider is still in force. Unless otherwise requested, we will pay a benefit to the same beneficiary named under the base policy.

We will determine the value of the term benefit on each monthly processing date. The benefit will be the lesser of:

     -    the term insurance amount (as shown in the Term Insurance Schedule
          Page); or

     - the term insurance amount less the excess of the minimum Death Benefit of the Policy over the Policy Face Amount (plus the Policy Value if the Death Benefit Option 2 is in effect).

During the lifetime of the insured and while the rider is in force, you may decrease the term benefit by written request. A request to decrease the amount of term insurance will be effective on the Monthly Processing Date following the date of the Written Request. We reserve the right to establish a minimum limit for any decrease.

CHARGES. The monthly term cost of insurance charge will be the term rider benefit amount as of the current monthly processing date, divided by 1,000 and multiplied by the term insurance rate shown in the Term Insurance schedule. charges for this rider are payable as part of the monthly deduction due under this policy. the maximum term charges for each year are shown in the Term Insurance schedule page.

TERMINATION.  This Rider will terminate on the first to occur of:

     -    the end of the grace period;

     -    the surrender of the Policy;

     -    the final payment date of the Policy;

     -    the monthly processing date following a request for termination; or

     -    the rider expiration date.

PERFORMANCE DATA
================================================================================

In order to demonstrate how the actual investment performance of the portfolios could have affected the net death benefit, Policy Value, and cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

During extended periods of low interest rates, the yields of any Subaccount investing in a money market portfolio may also become extremely low and possibly negative.

We may show average annual total return performance information based on the periods that the underlying portfolios have been in existence, adjusted to reflect certain Policy fees and charges. The results for any period prior to the Policies and interests in the Subaccounts being offered will be calculated as if the Policies and interests in the Subaccounts had been offered during that period of time, reflecting only those charges assumed to apply to all Policy Owners ("Common Charges"). However, charges such as cost of insurance charges, monthly expense charges, and surrender charges, which are based on the insured's sex, age, and underwriting class and which therefore vary with each Policy, are not reflected in the rates of return shown below. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance. In the future, we will show total return and average annual total return performance information based on the periods that the Subaccounts have been in existence.

We may compare performance information in reports and promotional literature to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Shearson Lehman Aggregate Bond Index, other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets, other groups of variable life separate accounts or other investment products tracked by Lipper Inc., other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria, and The Consumer Price Index. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses. In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policyowners and prospective Policyowners. These topics may include: the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical payment and investment scenarios, financial management and tax and retirement planning, investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also show the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), and Standard & Poor's Insurance Rating Services ("S&P"). A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the underlying funds.

The following performance information is based on the periods that the underlying funds have been in existence. The performance information is calculated after deducting total underlying fund expenses and all common charges, including the monthly administration fee, monthly mortality and expense risk charge, and payment expense charge. The performance information does not reflect cost of insurance charges, monthly expense charges, surrender charges, partial withdrawal charges, or any monthly rider charges, transfer charges, or other administrative charges that may apply under the Policy. The cost of insurance charge, monthly expense charge, and surrender charge vary with each Policy and depend upon certain factors, such as sex, age, and underwriting class of the insured. The partial withdrawal charge is comprised of a 2% transaction fee of the amount withdrawn (not to exceed $25 for each partial withdrawal). THE RETURNS WOULD HAVE BEEN SIGNIFICANTLY LOWER IF SUCH CHARGES WERE REFLECTED.

It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year. "One-Year Total Return" refers to the total of the income generated by a Subaccount (had the Subaccount been in existence for the period), for the one-year period ended December 31, 2002. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

We may show "One-Year Total Returns," which refer to the total of the income generated by a Subaccount (had the Subaccount been in existence for the period), for a one-year period. We may also show "Average Annual Total Returns," which are based on the same charges and assumptions, but reflect the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying fund in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Policyowners should also refer to the hypothetical illustrations set forth in Appendix __-- examples of death benefit, Policy Values, and accumulated payments and should request personalized illustrations which illustrate variations of the death benefit, Policy Values, and accumulated payments under their Policy.

    ADJUSTED HISTORIC AVERAGE ANNUAL TOTAL RETURNS OF PORTFOLIOS FOR PERIODS
            ENDING DECEMBER 31,2002 SINCE INCEPTION OF THE PORTFOLIOS
              (INCLUDING MONTHLY DEDUCTIONS AND SURRENDER CHARGES)

The following performance information is based on the periods that the underlying portfolios have been in existence. The performance information is net of total underlying portfolio expenses and all portfolio charges. The data does reflect monthly charges under the Policy and surrender charges. It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year and that all premiums were allocated to each Subaccount individually.

------------------------------------------------------------------------------------------------------------------------
                                         FOR THE 1-YEAR       FOR THE 5-YEAR       FOR THE 10-YEAR       SINCE PORTFOLIO
                                          PERIOD ENDING        PERIOD ENDING        PERIOD ENDING           INCEPTION
PORTFOLIO                                   12/31/02             12/31/02              12/31/02
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                         FOR THE 1-YEAR       FOR THE 5-YEAR       FOR THE 10-YEAR       SINCE PORTFOLIO
                                          PERIOD ENDING        PERIOD ENDING        PERIOD ENDING           INCEPTION
PORTFOLIO                                   12/31/02             12/31/02              12/31/02
------------------------------------------------------------------------------------------------------------------------
BERGER IPT-INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-GROWTH AND INCOME
PORTFOLIO, INC.  (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-APPRECIATION PORTFOLIO
(INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO (INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO (INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND
PORTFOLIO (INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME
FUND
------------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------
MONTGOMERY VARIABLE SERIES:
WORLDWIDE EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP BEAR FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP BULL PLUS FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRAMID-CAP FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRA OTC FUND
------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRASMALL-CAP FUND
------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO (CLASS 1)
------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (CLASS 1)
------------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
(CLASS 2)
------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL CAP VALUE PORTFOLIO
(CLASS 2)
------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS
FUND
------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------

We may also show average annual total return performance information based on the periods that the underlying portfolios have been in existence, after deducting total underlying portfolio expenses and all common charges except the payment expense charge. The payment expense charge equals ___% of each payment made under the policy, and is composed of a ___% premium tax charge, a ___% deferred acquisition costs ("DAC tax") charge, and a ___% front-end sales load charge. The returns would have been lower if the payment expense charge was reflected.

             AVERAGE ANNUAL TOTAL RETURNS OF PORTFOLIOS FOR PERIODS
            ENDING DECEMBER 31,2002 SINCE INCEPTION OF THE PORTFOLIO
  (EXCLUDING MONTHLY DEDUCTIONS, PAYMENT EXPENSE CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the underlying portfolios have been in existence. The performance information is net of total underlying portfolio expenses and all portfolio charges. The data does NOT reflect any reductions for the monthly deduction under the Policy, the payment expense charge, or surrender charges. PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IF THESE CHARGES THAT ARE DEDUCTED FROM EVERY POLICY WERE REFLECTED. It is assumed that an annual premium payment of $4,500 was made at the beginning of each Policy year and that all premiums were allocated to each Subaccount individually.

--------------------------------------------------------------------------------------------------------------------
                                     FOR THE 1-YEAR       FOR THE 5-YEAR       FOR THE 10-YEAR       SINCE PORTFOLIO
PORTFOLIO                             PERIOD ENDING        PERIOD ENDING        PERIOD ENDING           INCEPTION
                                        12/31/02             12/31/02              12/31/02
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP
PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
BERGER IPT-INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-GROWTH AND INCOME
PORTFOLIO, INC.  (INITIAL SHARES)
--------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-APPRECIATION
PORTFOLIO (INITIAL SHARES)
--------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL
SHARES)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
(INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH
OPPORTUNITIES PORTFOLIO (INITIAL
CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO
(INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE
BOND PORTFOLIO (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET
PORTFOLIO (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
(INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH
FUND
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     FOR THE 1-YEAR       FOR THE 5-YEAR       FOR THE 10-YEAR       SINCE PORTFOLIO
PORTFOLIO                             PERIOD ENDING        PERIOD ENDING        PERIOD ENDING           INCEPTION
                                        12/31/02             12/31/02              12/31/02
--------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT CORE(SM) U.S.
EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND
INCOME FUND
--------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------------------------------------------
MONTGOMERY VARIABLE SERIES:
WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP BEAR FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP BULL PLUS FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRAMID-CAP FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRA OTC FUND
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP ULTRASMALL-CAP FUND
--------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO (CLASS 1)
--------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO
(CLASS 1)
--------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY
PORTFOLIO (CLASS 2)
--------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL CAP VALUE
PORTFOLIO (CLASS 2)
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING
MARKETS FUND
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE REAL ESTATE
FUND
--------------------------------------------------------------------------------------------------------------------

We may show "One-Year Total Returns," which refer to the total returns generated by a Subaccount (had the Subaccount been in existence for the period), for a one-year period. We may also show "Average Annual Total Returns," which are based on the same charges and assumptions, but reflect the hypothetical annually compounded return that would have produced the same cumulative return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying fund in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

ADDITIONAL INFORMATION
================================================================================

                                      IMSA

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a rigorous set of ethical standards involving the sales and service of individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products. As a member of IMSA, we may use the IMSA logo and language in advertisements.

                                 THE PORTFOLIOS

These portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance of the portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

                         POTENTIAL CONFLICTS OF INTEREST

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the Policies or replacing the portfolio with another portfolio.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

We or our affiliates maintain records of all purchases and redemptions of portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                REPORTS TO OWNERS

We will mail a report to you at your last known address at least once a year without charge. This report will provide the following information.

     -    the period covered by the report;

     -    death benefit;

     -    current net payment allocations;

     -    Policy Values in each Subaccount and in the Fixed Account;

     -    the value of the Policy if You surrender it;

     - payments and withdrawals made by you and monthly deductions by us since the last report;

     -    outstanding loan amount;

     -    cash surrender value; and

     -    any other information required by law.

Policyowners will also receive confirmation of each financial transaction including:

     -    payments;

     -    transfers;

     -    partial withdrawals;

     -    surrenders; and

     -    any other transactions requiring confirmation under applicable law.

We will send you a semi-annual report containing the financial statements of each portfolio in which you are invested.

                                     RECORDS

We will maintain all records and accounts relating to the Variable Account at our Home Office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

               SERVICES AND THIRD PARTY ADMINISTRATION AGREEMENTS

We have entered into a Master Remote Processing Agreement ("Services Agreement") with McCamish Systems, L.L.C., an insurance administrator organized and existing under the laws of [Georgia]. Under the Services Agreement, McCamish Systems, L.L.C. provides, at the Administrative Center, on our behalf, [list of services].

                                  SERVICE FEES

We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to [ ]% and is based on the value of portfolio shares held for the Policy. We may also receive a portion of the 12b-1 fees and service fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

                              PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. ("CLAFS"), a wholly owned subsidiary of Canada Life Insurance Company of America and an affiliate of the Company, is the principal underwriter of the Policies described herein. CLAFS is located at 6201 Powers Ferry Road, N.W., Atlanta, Georgia 30339. The offering of the Policies is continuous, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies at any time.

CLAFS has not received any amounts as commissions in the past three (3) years for serving as principal underwriter of the variable life insurance policies issued by Canada Life Insurance Company of America.

The Policy will be sold by our licensed life insurance agents and who are also registered representatives of CLAFS, or who has a selling agreement with CLAFS. CLAFS will pay distribution compensation to selling broker-dealers in varying amounts that, under normal circumstances, is not expected to exceed [6.5]% of premium payments under the Policies.

We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

THE AGGREGATE DOLLAR AMOUNT OF UNDERWRITING COMMISSIONS PAID TO, AND THE
AMOUNT RETAINED BY, THE PRINCIPAL UNDERWRITER FOR EACH OF THE REGISTRANT'S LAST THREE YEARS IS _______.

                                  LEGAL MATTERS

All matters relating to applicable state law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards, Esq. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws applicable to the issue and sale of the Policy.

                                     EXPERTS

The Financial Statements listed on page __ have been included in this SAI, which is a part of the registration statement, in reliance on the reports of Ernst & Young LLP, independent auditors, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus and/or SAI have been examined by Mark Costello, [Title], as stated in his opinion filed as an exhibit to the Registration Statement.

                          INFORMATION ABOUT THE COMPANY

We are a stock life insurance company incorporated under Michigan law on April 12, 1988, and subject to regulation by the Michigan Insurance Bureau. We are principally engaged in issuing and reinsuring annuity and life insurance policies. Our Variable Life Service Center is located at P.O. Box 105662, Atlanta, Georgia 30348-5662.

We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 2002 of approximately $__ billion (U.S. dollars).

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

                     INFORMATION ABOUT THE VARIABLE ACCOUNT

The Variable Account is a separate investment account established under Michigan law on July 22, 1988. We own the assets in the Variable Account and we are obligated to pay all benefits under the Policies. We may use the Variable Account to support other variable life insurance policies we issue. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2002 and the related statements of operations and statements of changes in net assets for each of the three years in the period then ended. Ernst & Young LLP, independent auditors, of 600 Peachtree Street NE, Suite 2800, Atlanta, GA 30308, serves as independent auditors for the Variable Account.

Our statements of financial condition as of December 31, 2002 and 2001 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2002, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

INDEX TO FINANCIAL STATEMENTS
================================================================================

Canada Life of America Variable Life Variable Account 1
     Report of Independent Accountants..........................................
     Statements of Assets and Liabilities, December 31, 2002....................
     Statements of Operations for the Years Ended December 31, 2002,
       2001 and 2000............................................................
     Statements of Changes in Net Assets for the Years Ended
       December 31, 2002, 2001, and 2000........................................
     Notes to Financial Statements..............................................

Canada Life Insurance Company Of America
     Report of Independent Accountants..........................................
     Statutory Balance Sheets, December 31, 2002 and 2001.......................
     Statutory Statements of Operations for the Years Ended
       December 31, 2002, 2001 and 2000.........................................
     Statutory Statements of Capital and Surplus for the Years Ended
       December 31, 2002, 2001 and 2000.........................................
     Statutory Statements of Cash Flows for the Years Ended
       December 31, 2002, 2001 and 2000.........................................
     Notes to Statutory Financial Statements....................................

                                     PART C

                                OTHER INFORMATION


Item 27.   Exhibits

1.   Board of Directors Resolutions.

     a) Resolutions of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account
          (3)

2.   Custodian Agreements. Not applicable.

3.   Underwriting Contracts.

     a)   Form of Distribution Agreement (6)

     b)   Form of Selling Agreement (6)

4.   Contracts.

     a)   Form of Contract (3)

     b)   Form of Accelerated Death Benefit Rider (6)

     c)   Form of Guaranteed Death Benefit Rider (6)

     d)   Form of Disability Waiver of Payment Rider (6)

     e)   Form of Other Insured Term Insurance Rider (6)

     f)   Form of Term Life Insured Rider (6)

5.   Applications.

     a)   Form of Contract Application (3)

6.   Depositor's Certificate of Incorporation and By-Laws.

     a)   Certificate of Incorporation of CLICA (1)

     b)   By-Laws of CLICA (1)

7.   Reinsurance Contracts. (12)

8.   Participation Agreements.

     a) Participation Agreement Among Montgomery Funds III, Montgomery Asset Management, L.P. and Canada Life Insurance Company of America (1)

     b) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of America (1)

     c) Form of Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America (2)

     d) Form of Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of America (1)

     e) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America (2)

     f) Form of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America (2)

     g) Form of Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America (2)

     h) Form of Participation Agreement Between Canada Life Insurance Company of America and The Dreyfus Socially Responsible Growth Fund, Inc. (2)

     i) Form of Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Variable Investment Fund (2)

     j) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America (2)

     k) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America (2)

     l) Amendment to Participation Agreement By and Among Canada Life Insurance Company of America and Montgomery Funds III and Montgomery Asset Management, L.P. (2)

     m) Form of Participation Agreement By and Between Canada Life Insurance Company of America and Goldman Sachs, Inc. (4)

     n) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America (5)

     o) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America (5)

     p) Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America (5)

     q) Participation Agreement Among Canada Life Insurance Company of America, ProFunds, and ProFunds Advisor LLC (8)

     r) Form of Participation Agreement Between Canada Life Insurance Company of America and J.& W. Seligman & Co. Incorporated (12)



     s) Form of Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America (12)

     t) Form of Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America (12)

     u) Form of Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America (12)


     v) Amendment to the Participation Agreement among The Alger American Fund, Canada Life Insurance Company of America and Fred Alger & Company, Incorporated (11)

     w) Amendment to the Participation Agreement among Canada Life Insurance Company of America and Dreyfus Variable Investment Fund, and The Dreyfus Socially Responsible Growth Fund, Inc. (11)

     x) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc., and Canada Life Insurance Company Of America (9)

9.   Administrative Contracts.

     a) Form of Product Development and Administrative Services Agreement between Canada Life Insurance Company of American and First Allmerica Financial Life Insurance Company. (6)

     b) Form of Shareholder Servicing Agreement By and Between Seligman Advisors, Inc. and Canada Life Insurance Company of America (__)

     c) Amendment to Buy-Sell Agreement By and Among Seligman Portfolios, Inc., J.& W. Seligman & Co. Incorporated and Canada Life Insurance Company of America (7)

10. Other Material Contracts. Powers of Attorney for Stephen J. Rulis, Henry A. Rachfalowski, and Stephen H. Zimmerman (10)

11.  Legal Opinion. Opinion and Consent of Counsel (12)

12.  Actuarial Opinion. Opinion and Consent of Actuary (12)

13.  Calculations.  Sample Performance Data Calculation (12)

14.  Other Opinions.

     a)   Consent of Sutherland Asbill & Brennan LLP (12)

     b)   Consent of Independent Auditors (12)

15. Omitted Financial Statements. No financial statements are omitted from Item 24.

16.  Initial Capital Agreements. Not Applicable.

17. Redeemability Exemption. Description of Canada Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies (6)

----------
(1) Incorporated herein by reference to Post-Effective Amendment No. 13 to the registration statement on Form N-4 (File No. 33-28889), filed on April 20,1997.

(2) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-28889), filed on April 30,1998.

(3) Incorporated herein by reference to the initial Registration Statement on Form S-6 (File No. 333-90449), filed on November 5, 1999.

(4) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-28889), filed on April 30,1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-28889), filed on April 28, 2000.

(6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-90449), filed on May 3, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-28889), filed on October 23, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 2002.

(10) Incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-100569), filed on October 16, 2002.

(11) Filed herewith.

(12) To be filed by subsequent amendment.

Item 28.   Directors and Officers of the Depositor


    NAME AND PRINCIPAL BUSINESS ADDRESS      POSITIONS AND OFFICES WITH DEPOSITOR
    -----------------------------------      ------------------------------------

    R. E. Beettam (2)                        Director, Chairman of the Board, & President
    Henry A. Rachfalowski (1)                Director
    Steven J. Rulis (2)                      Director and Actuary
    Gerald A. Petkau (2)                     Director and Financial Vice President
    Stephen H. Zimmerman (3)                 Director
    George N. Isaac (1)                      Treasurer
    Craig R. Edwards (2)                     Secretary

----------

(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.

(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia, USA 30339.

(3) The business address is 1300 I. Street N.W., Suite 300 West, Washington, D.C. 20005.


Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                      PRINCIPAL VOTING                       PRINCIPAL
NAME                             JURISDICTION         SECURITIES OWNED                       BUSINESS
----                             ------------         ----------------                       --------

Canada Life Financial            Canada               Publicly held                          Insurance
Corporation                                                                                  holding company

The Canada Life Assurance        Canada               Ownership of all voting securities     Life and Health
Company                                               through Canada Life Financial          Insurance
                                                      Corporation

Canada Life Insurance            New York             Ownership of all voting securities     Life and Health
Company of New York                                   through The Canada Life Assurance      Insurance
                                                      Company

Adason Properties Limited        Canada               Ownership of all voting securities     Property
                                                      through The Canada Life Assurance      Management
                                                      Company

Canada Life Irish                England              Ownership of all voting securities     Life and Health
Operations Limited                                    through Canada Life Limited            Insurance

Canada Life Mortgage             Canada               Ownership of all voting securities     Mortgage
Services Ltd.                                         through The Canada Life Assurance      Portfolios
                                                      Company

CLASSCO Benefit Services         Canada               Ownership of all voting securities     Administrative
Limited                                               through The Canada Life Assurance      Services
                                                      Company

The Canada Life Assurance        Rep. of Ireland      Ownership of all voting securities     Life and Health
Company of Ireland Limited                            through Canada Life Irish Holding      Insurance
                                                      Company Limited

F.S.D. Investments Limited       Rep. of Ireland      Ownership of all voting securities     Unit Fund Sales
                                                      through Canada Life Assurance          and Management
                                                      (Ireland) Limited


                                                      PRINCIPAL VOTING                       PRINCIPAL
NAME                             JURISDICTION         SECURITIES OWNED                       BUSINESS
----                             ------------         ----------------                       --------

Canada Life Insurance            Michigan             Ownership of all voting securities     Life and Health
Company of America                                    through The Canada Life Assurance      Insurance and
                                                      Company                                Annuities


Canada Life of America           Georgia              Ownership of all voting securities     Broker Dealer
Financial Services, Inc.                              through Canada Life Insurance

                                                      Company of America

Adason Realty Ltd.               Canada               Ownership of all voting securities     Realtor
                                                      through Adason Properties Limited

Canada Life Pension &            Rep. of Ireland      Ownership of all voting securities     Life Assurance
Annuities (Ireland) Limited                           through Canada Life Assurance
                                                      (Ireland) Limited

CLAI Limited                     Rep. of Ireland      Ownership of all voting securities     Holding,
                                                      through Canada Life Irish Holding      Service,
                                                      Company Management and Limited         Investment
                                                                                             Company


The Canada Life Assurance        Rep. of Ireland      Ownership of all voting securities     Life Insurance,
Company of Ireland Limited                            through Canada Life Irish Holding      Pension and
                                                      Company Annuity Limited




CL Capital Management, Inc.      Georgia              Ownership of all voting securities     Investment
                                                      through Canada Life Insurance          Advisor
                                                      Company of America

Canada Life Capital              Canada               Ownership of all voting securities     External Sources
Corporation Inc.                                      through The Canada Life Assurance      of Capital
                                                      Company

Canada Life Securing             Canada               Ownership of all voting securities     Holding Company
Corporation, Inc.                                     through 587443 Ontario, Inc.

The Canada Life Group (U.K.)     England              Ownership of all voting securities     Holding Company
Limited                                               through Canada Life International
                                                      Holdings Limited

Canada Life Holdings (U.K.)      England              Ownership of all voting securities     Holding Company
Limited                                               through Canada Life (U.K.) Limited

Canada Life Limited              England              Ownership of all voting securities     Life and Health
                                                      through The Canada Life Group (U.K.)   Insurance
                                                      Limited

Canada Life Insurance Company    Puerto Rico          Ownership of all voting securities     Life and
of Puerto Rico, Inc.                                  through Canada Life International      Disability
                                                      Holdings Limited                       Insurer and
                                                                                             Reinsurer

Canada Life Securities, Inc.     Canada               Ownership of all voting securities     Securities Dealer
                                                      through The Canada Life Assurance
                                                      Company


                                                      PRINCIPAL VOTING                       PRINCIPAL
NAME                             JURISDICTION         SECURITIES OWNED                       BUSINESS
----                             ------------         ----------------                       --------

Canadian Worksite Marketing      Canada               Ownership of 50% of voting securities  Managing General
Group, Inc.                                           through The Canada Life Assurance      Agent
                                                      Company. Ownership of 50% of voting
                                                      securities through CLASSCO Benefit
                                                      Services Limited


Canada Life Management (U.K.)    England              Ownership of all voting securities     Unit Trust  Sales
Limited                                               through Canada Life (U.K.) Limited     & Management

Canada Life Group Services       England              Ownership of all voting securities     Administrative
(U.K.) Limited                                        through Canada Life (U.K.) Limited     Services

Canada Life Trustee Services     England              Ownership of all voting securities     Trustee Services
(U.K.) Limited                                        through The Canada Life Group (U.K.)
                                                      Limited

587443 Ontario, Inc.             Canada               Ownership of all voting securities     Holding Company
                                                      through The Canada Life Assurance
                                                      Company

Canada Life International RE     Canada               Ownership of all voting securities     Reinsurance
LTD.                                                  through Canada Life International      Company
                                                      Holdings LTD

Canada Life Ireland Holdings     Ireland              Ownership of all voting securities     Holding Company
Limited                                               through Canada Life Irish Operations
                                                      Limited

Canada Life (U.K.) Limited       England              Ownership of all voting securities     Holding Company
                                                      through Canada Life Limited

Canada  Life Services (U.K.)     England              Ownership of all voting securities     Administrative
Limited                                               through Canada Life (U.K.) Limited     Services

Canada Life International        England              Ownership of all voting securities     Unit Investment
Limited                                               through Canada Life (U.K.) Limited     Products

Albany Life Assurance Company    England              Ownership of all voting securities     Unit Life and
Limited                                               through Canada Life (U.K.) Limited     Pension Insurance

Canada Life Pension Managers &   England              Ownership of all voting securities     Trustee Services
Trustees Limited                                      through Canada Life (U.K.) Limited

Copia Investors Limited          England              Ownership of all voting securities     Asset Management
                                                      through The Canada Life Group (U.K.)
                                                      Limited

                                                      PRINCIPAL VOTING                       PRINCIPAL
NAME                             JURISDICTION         SECURITIES OWNED                       BUSINESS
----                             ------------         ----------------                       --------

Copia Property Limited           England              Ownership of all voting securities     Property Managers
                                                      through The Canada Life Group (U.K.)
                                                      Limited

Canada Life Fund Managers        England              Ownership of all voting securities     Fund Manager
(U.K.) Limited                                        through Canada Life (U.K.) Limited

Canada Life Irish Holding        Ireland              Ownership of all voting securities     Holding Company
Company Limited                                       through Canada Life International
                                                      Holdings LTD.

Canada Life Management           Ireland              Ownership of all voting securities     Management
Services Limited                                      through Canada Life Irish Holding      Services
                                                      Company Limited

Canada Life Assurance Europe     Ireland              Ownership of all voting securities     Life Assurance
Limited                                               through Canada Life Irish Holding      and Pension
                                                      Company Limited

Setanta Asset Management         Ireland              Ownership of all voting securities     Asset Management
Limited                                               through Canada Life Irish Holding
                                                      Company Limited

Kanetix Ltd.                     Canada               Ownership of 98% of voting             Distribution
                                                      securities through The Canada Life     Services
                                                      Assurance Company

Canada Life Brasil Ltda.         Brazil               Ownership of all voting securities     Distribution
                                                      through The Canada Life Assurance      Services
                                                      Company


Canada Life Previdencia E        Brazil               Ownership of all voting securities     Distribution
Seguros S.A.                                          through Canada Life Brasil Ltda.       Services


Canada Life Financial            Canada               Ownership of all voting securities     Distribution
Distribution Services, Inc.                           through The Canada Life Assurance      Services
                                                      Company

Canada Life International        Canada               Ownership of all voting securities     Holding Company
Holdings LTD.                                         through Canada Life Capital
                                                      Corporation, Inc.


Canada Life Capital Trust                             Ownership of all voting securities     Public Financing
                                                      through The Canada Life Assurance      Entity
                                                      Company


CL Capital Management (Canada)   Canada               Ownership of all voting securities     Mutual Fund
Inc.                                                  through The Canada Life Assurance      Management
                                                      Company                                Company

4073649 Canada Inc.              Canada               Ownership of all voting securities     Inter-Company
                                                      through Canada Life Corporation Inc.   finance
                                                      with one Common Share owned by
                                                      587443 Ontario, Inc.

                                                      PRINCIPAL VOTING                       PRINCIPAL
NAME                             JURISDICTION         SECURITIES OWNED                       BUSINESS
----                             ------------         ----------------                       --------

CLFIS (U.K.) Limited             England              Ownership of all voting securities
                                                      through The Canada Life Group (U.K.)
                                                      Limited

Canada Life Finance (U.K.)       Canada               Ownership of all voting securities     Inter-Company
Limited                                               through 4073649 Canada Inc.            Finance

Damermo Commercial Servicing     Hungary              Ownership of all voting securities     Inter-Company
and Liquidity Management                              through 4073649 Canada Inc.            Finance
Limited Liability Company

Item 30. Indemnification

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provide that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Item 31.   Principal Underwriter

(a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of America Variable Annuity Account 2, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.

(b) The following table provides certain information with respect to each director and officer of CLAFS.



         NAME AND PRINCIPAL        POSITIONS AND OFFICES
         BUSINESS ADDRESS          WITH CLAFS
         ------------------        ---------------------
         M.T. Jansen**             President, Director & Chairman of the Board
         M.A. Palangio*            Treasurer
         K.T. Ledwos**             Administrative Officer & Director
         S.C. Gile**               Administrative Officer
         M.A. Bouchard**           Securities Compliance Officer
         C.H. MacPhaul**           Secretary & Director
         C.R. Edwards**            Assistant Secretary

-----------
*    The business address is 330 University Avenue, Toronto, Ontario, Canada
     M5G1R8.

**   The business address is 6201 Powers Ferry Road, N.W., Atlanta, Georgia
     30339.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                      (2)                     (3)                (4)             (5)
  NAME OF             NET UNDERWRITING
 PRINCIPAL             DISCOUNTS AND            COMPENSATION         BROKERAGE          OTHER
UNDERWRITER             COMMISSIONS             ON REDEMPTION       COMMISSIONS      COMPENSATION
-----------           ----------------          -------------       -----------      ------------

Canada Life of              $[ ]                    $[ ]                $[ ]             $[ ]
America Financial
Services, Inc.


Item 32. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of America at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

Item 33. Management Services

     All management contracts are discussed in Part A or Part B.


Item 34. Fee Representation

     Canada Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Canada Life of America Variable Life Account 1 has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Fulton, and State of Georgia, on the 26th day of February, 2003.


                                                 CANADA LIFE OF AMERICA
                                                 VARIABLE LIFE ACCOUNT 1
                                                      (REGISTRANT)

                                        By: /s/ R. E. Beettam
                                            -----------------------------------
                                            R. E. BEETTAM
                                            Chairman
                                            Canada Life Insurance
                                            Company of America


                                        By:  CANADA LIFE INSURANCE COMPANY
                                                     OF AMERICA
                                                     (DEPOSITOR)

                                        By: /s/ R. E. Beettam
                                            -----------------------------------
                                            R. E. BEETTAM
                                            Chairman


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated.


                SIGNATURES                                 TITLE                             DATE
                ----------                                 -----                             ----


            /s/ R. E. Beettam                       Chairman and Director           February 26, 2003
-------------------------------------------     (Principal Executive Officer)
              R. E. BEETTAM


                                                          Director                  February 26, 2003
-------------------------------------------
               S. J. RULIS*


                                                          Director                  February 26, 2003
-------------- -----------------------------
           H. A. RACHFALOWSKI*


             /s/ G. A. Petkau                     Director and Financial V.P.       February 26, 2003
-------------------------------------------     (Principal Financial Officer)
               G. A. PETKAU


                                                          Director                  February 26, 2003
-------------------------------------------
             S. H. ZIMMERMAN*

                                             Assistant Vice-President, Controller
             /s/ L. L. Ervin                       and Assistant Treasurer          February 26, 2003
-------------------------------------------     (Principal Accounting Officer)
               L. L. ERVIN

*BY:        /s/ R. E. Beettam                                                       February 26, 2003
-------------------------------------------
              R. E. BEETTAM
             Attorney-in-Fact
      Pursuant to Power of Attorney
